SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account No. 70 as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME
1290 VT DOUBLELINE OPPORTUNISTIC BOND	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 VT EQUITY INCOME	EQ/LARGE CAP CORE MANAGED VOLATILITY
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/LARGE CAP GROWTH INDEX
1290 VT GAMCO SMALL COMPANY VALUE	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 VT HIGH YIELD BOND	EQ/LARGE CAP VALUE INDEX
1290 VT MICRO CAP	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 VT MODERATE GROWTH ALLOCATION	EQ/LAZARD EMERGING MARKETS EQUITY
1290 VT MULTI-ALTERNATIVE STRATEGIES	EQ/LONG-TERM BOND
1290 VT NATURAL RESOURCES	EQ/LOOMIS SAYLES GROWTH
1290 VT REAL ESTATE	EQ/MFS INTERNATIONAL GROWTH
1290 VT SMALL CAP VALUE	EQ/MFS INTERNATIONAL INTRINSIC VALUE
1290 VT SMARTBETA EQUITY ESG	EQ/MFS MID CAP FOCUSED GROWTH
1290 VT SOCIALLY RESPONSIBLE	EQ/MFS TECHNOLOGY
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	EQ/MFS UTILITIES SERIES
AB VPS DISCOVERY VALUE PORTFOLIO	EQ/MID CAP INDEX
ALPS GLOBAL OPPORTUNITY PORTFOLIO	EQ/MID CAP VALUE MANAGED VOLATILITY
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	EQ/MODERATE ALLOCATION
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	EQ/MODERATE GROWTH STRATEGY
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	EQ/MODERATE-PLUS ALLOCATION
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	EQ/MONEY MARKET
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	EQ/MORGAN STANLEY SMALL CAP GROWTH
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	EQ/PIMCO GLOBAL REAL RETURN
BLACKROCK GLOBAL ALLOCATION V.I. FUND	EQ/PIMCO REAL RETURN
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EQ/PIMCO TOTAL RETURN ESG
EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/PIMCO ULTRA SHORT BOND
EQ/400 MANAGED VOLATILITY	EQ/QUALITY BOND PLUS
EQ/500 MANAGED VOLATILITY	EQ/SMALL COMPANY INDEX
EQ/2000 MANAGED VOLATILITY	EQ/T. ROWE PRICE HEALTH SCIENCES
EQ/AB DYNAMIC AGGRESSIVE GROWTH	EQ/ULTRA CONSERVATIVE STRATEGY
EQ/AB DYNAMIC GROWTH	EQ/VALUE EQUITY
EQ/AB DYNAMIC MODERATE GROWTH	EQ/WELLINGTON ENERGY
EQ/AB SHORT DURATION GOVERNMENT BOND	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/AB SMALL CAP GROWTH	EQUITABLE GROWTH MF/ETF
EQ/AGGRESSIVE ALLOCATION	EQUITABLE MODERATE GROWTH MF/ETF
EQ/AGGRESSIVE GROWTH STRATEGY	FIDELITY® VIP ASSET MANAGER 70%
EQ/ALL ASSET GROWTH ALLOCATION	FIDELITY® VIP FREEDOM 2015 PORTFOLIO
EQ/AMERICAN CENTURY MID CAP VALUE	FIDELITY® VIP FREEDOM 2020 PORTFOLIO
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	FIDELITY® VIP FREEDOM 2025 PORTFOLIO

FSA-2

EQ/BALANCED STRATEGY	FIDELITY® VIP FREEDOM 2030 PORTFOLIO
EQ/CAPITAL GROUP RESEARCH	FIDELITY® VIP MID CAP PORTFOLIO
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	FRANKLIN ALLOCATION VIP FUND
EQ/COMMON STOCK INDEX	FRANKLIN INCOME VIP FUND
EQ/CONSERVATIVE ALLOCATION	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND
EQ/CONSERVATIVE GROWTH STRATEGY	HARTFORD DISCIPLINED EQUITY HLS FUND
EQ/CONSERVATIVE STRATEGY	INVESCO V.I. BALANCED-RISK ALLOCATION FUND
EQ/CORE BOND INDEX	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
EQ/CORE PLUS BOND	INVESCO V.I. EQUITY AND INCOME FUND
EQ/EMERGING MARKETS EQUITY PLUS	INVESCO V.I. HEALTH CARE FUND
EQ/EQUITY 500 INDEX	JANUS HENDERSON BALANCED PORTFOLIO
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO
EQ/FRANKLIN RISING DIVIDENDS	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
EQ/GLOBAL EQUITY MANAGED VOLATILITY	MULTIMANAGER AGGRESSIVE EQUITY
EQ/GOLDMAN SACHS GROWTH ALLOCATION	MULTIMANAGER CORE BOND
EQ/GOLDMAN SACHS MID CAP VALUE	MULTIMANAGER TECHNOLOGY
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	NOMURA VIP ASSET STRATEGY SERIES
EQ/GROWTH STRATEGY	NOMURA VIP HIGH INCOME SERIES
EQ/INTERMEDIATE CORPORATE BOND	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
EQ/INTERMEDIATE GOVERNMENT BOND	PIMCO EMERGING MARKETS BOND PORTFOLIO
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
EQ/INTERNATIONAL EQUITY INDEX	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
EQ/INTERNATIONAL MANAGED VOLATILITY	PIMCO INCOME PORTFOLIO
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	PROFUND VP BEAR
EQ/INVESCO COMSTOCK	PROFUND VP BIOTECHNOLOGY
EQ/INVESCO GLOBAL	PUTNAM VT RESEARCH FUND
EQ/INVESCO GLOBAL REAL ASSETS	T. ROWE PRICE EQUITY INCOME PORTFOLIO
EQ/INVESCO MODERATE ALLOCATION	TEMPLETON DEVELOPING MARKETS VIP FUND
EQ/INVESCO MODERATE GROWTH ALLOCATION	TEMPLETON GLOBAL BOND VIP FUND
EQ/JANUS ENTERPRISE	VANECK VIP EMERGING MARKETS BOND FUND
EQ/JPMORGAN GROWTH ALLOCATION	VANECK VIP GLOBAL RESOURCES FUND
EQ/JPMORGAN GROWTH STOCK

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

FSA-3

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$22,920,324	$21,071,631	$12,460,414	$7,323,483	$154,018,407	$66,605,848
Receivable for shares of the Portfolios sold	1,183	1,085	458	259	80,312	—
Receivable for policy-related transactions	—	—	—	—	—	14,743

Total assets	22,921,507	21,072,716	12,460,872	7,323,742	154,098,719	66,620,591

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	14,610
Payable for policy-related transactions	1,182	975	460	266	80,237	—

Total liabilities	1,182	975	460	266	80,237	14,610

Net Assets	$22,920,325	$21,071,741	$12,460,412	$7,323,476	$154,018,482	$66,605,981

Net Assets:
Accumulation unit values	$4,066,504	$21,071,391	$12,450,136	$7,275,449	$153,949,748	$66,605,796
Retained by Equitable Financial in Separate Account No. 70	18,853,821	350	10,276	48,027	68,734	185

Total Net Assets	$22,920,325	$21,071,741	$12,460,412	$7,323,476	$154,018,482	$66,605,981

Investments in shares of the Portfolios, at cost	$20,978,232	$21,352,287	$12,627,104	$6,704,657	$142,788,461	$68,022,514

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$4,985,816	$79,071,438	$1,273,079	$11,741,941	$8,996,331	$12,893,945
Receivable for shares of the Portfolios sold	159	3,566	196	4,761	862	1,530
Receivable for policy-related transactions	—	38,851	—	—	—	—

Total assets	4,985,975	79,113,855	1,273,275	11,746,702	8,997,193	12,895,475

Liabilities:
Payable for policy-related transactions	115	—	126	1,122	863	1,478

Total liabilities	115	—	126	1,122	863	1,478

Net Assets	$4,985,860	$79,113,855	$1,273,149	$11,745,580	$8,996,330	$12,893,997

Net Assets:
Accumulation unit values	$4,985,860	$79,071,453	$1,273,149	$11,745,580	$8,994,574	$12,883,448
Retained by Equitable Financial in Separate Account No. 70	—	42,402	—	—	1,756	10,549

Total Net Assets	$4,985,860	$79,113,855	$1,273,149	$11,745,580	$8,996,330	$12,893,997

Investments in shares of the Portfolios, at cost	$3,808,684	$70,282,885	$1,123,367	$10,173,569	$8,663,042	$13,129,320

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$15,223,714	$10,027,861	$1,024,373	$5,111,065	$1,949,714	$92,835,685
Receivable for shares of the Portfolios sold	1,313	323	45	373	5,245	19,225
Receivable for policy-related transactions	—	—	874	—	—	—

Total assets	15,225,027	10,028,184	1,025,292	5,111,438	1,954,959	92,854,910

Liabilities:
Payable for policy-related transactions	1,275	272	—	371	5,245	19,218

Total liabilities	1,275	272	—	371	5,245	19,218

Net Assets	$15,223,752	$10,027,912	$1,025,292	$5,111,067	$1,949,714	$92,835,692

Net Assets:
Accumulation unit values	$15,216,482	$10,027,449	$1,023,603	$5,111,020	$1,943,821	$92,834,354
Retained by Equitable Financial in Separate Account No. 70	7,270	463	1,689	47	5,893	1,338

Total Net Assets	$15,223,752	$10,027,912	$1,025,292	$5,111,067	$1,949,714	$92,835,692

Investments in shares of the Portfolios, at cost	$14,383,143	$8,311,345	$967,185	$5,220,819	$1,862,988	$84,344,935

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,481,167	$11,974,617	$1,798,071	$45,584,727	$17,965,264	$60,526,024
Receivable for shares of the Portfolios sold	1,691	22,384	74	8,441	38,145	34,247
Receivable for policy-related transactions	—	—	426	—	—	—

Total assets	18,482,858	11,997,001	1,798,571	45,593,168	18,003,409	60,560,271

Liabilities:
Payable for policy-related transactions	1,691	22,385	—	8,426	38,145	34,250

Total liabilities	1,691	22,385	—	8,426	38,145	34,250

Net Assets	$18,481,167	$11,974,616	$1,798,571	$45,584,742	$17,965,264	$60,526,021

Net Assets:
Accumulation unit values	$18,480,718	$11,971,543	$1,775,720	$45,583,689	$17,965,034	$60,519,569
Retained by Equitable Financial in Separate Account No. 70	449	3,073	22,851	1,053	230	6,452

Total Net Assets	$18,481,167	$11,974,616	$1,798,571	$45,584,742	$17,965,264	$60,526,021

Investments in shares of the Portfolios, at cost	$16,450,177	$10,612,336	$1,704,619	$37,793,608	$18,161,160	$60,148,565

The accompanying notes are an integral part of these financial statements.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$44,062,161	$37,016,485	$19,903,355	$62,580,051	$17,161,010	$279,675,635
Receivable for shares of the Portfolios sold	1,687	55,135	1,524	27,992	753	67,844
Receivable for policy-related transactions	—	—	—	13,911	—	—

Total assets	44,063,848	37,071,620	19,904,879	62,621,954	17,161,763	279,743,479

Liabilities:
Payable for policy-related transactions	1,688	56,393	1,509	—	732	67,530

Total liabilities	1,688	56,393	1,509	—	732	67,530

Net Assets	$44,062,160	$37,015,227	$19,903,370	$62,621,954	$17,161,031	$279,675,949

Net Assets:
Accumulation unit values	$44,050,848	$37,010,139	$19,898,496	$62,568,754	$17,153,891	$279,675,634
Retained by Equitable Financial in Separate Account No. 70	11,312	5,088	4,874	53,200	7,140	315

Total Net Assets	$44,062,160	$37,015,227	$19,903,370	$62,621,954	$17,161,031	$279,675,949

Investments in shares of the Portfolios, at cost	$41,343,775	$37,785,090	$19,840,288	$61,161,013	$15,047,908	$239,304,767

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$403,086,066	$711,949,143	$14,594,681	$67,671,358	$24,786,640	$1,805,694,524
Receivable for shares of the Portfolios sold	63,299	36,000	—	122,005	820	426,084
Receivable for policy-related transactions	—	—	10,383	—	—	—

Total assets	403,149,365	711,985,143	14,605,064	67,793,363	24,787,460	1,806,120,608

Liabilities:
Payable for shares of the Portfolios purchased	—	—	10,323	—	—	—
Payable for policy-related transactions	63,003	34,876	—	121,926	825	426,084

Total liabilities	63,003	34,876	10,323	121,926	825	426,084

Net Assets	$403,086,362	$711,950,267	$14,594,741	$67,671,437	$24,786,635	$1,805,694,524

Net Assets:
Accumulation unit values	$403,085,031	$711,863,697	$14,594,741	$67,655,333	$24,785,375	$1,805,685,639
Retained by Equitable Financial in Separate Account No. 70	1,331	86,570	—	16,104	1,260	8,885

Total Net Assets	$403,086,362	$711,950,267	$14,594,741	$67,671,437	$24,786,635	$1,805,694,524

Investments in shares of the Portfolios, at cost	$345,945,406	$683,801,976	$14,650,541	$63,860,692	$23,374,827	$1,675,470,715

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Assets:
Investments in shares of the Portfolios, at fair value	$79,221,216	$72,637,720	$63,357,911	$979,953,217	$12,174,469	$50,277,547
Receivable for shares of the Portfolios sold	53,996	43,211	—	295,659	8,227	3,693
Receivable for policy-related transactions	—	—	135,272	—	—	—

Total assets	79,275,212	72,680,931	63,493,183	980,248,876	12,182,696	50,281,240

Liabilities:
Payable for shares of the Portfolios purchased	—	—	135,175	—	—	—
Payable for policy-related transactions	53,358	43,460	—	294,332	8,227	3,671

Total liabilities	53,358	43,460	135,175	294,332	8,227	3,671

Net Assets	$79,221,854	$72,637,471	$63,358,008	$979,954,544	$12,174,469	$50,277,569

Net Assets:
Accumulation unit values	$79,219,682	$72,555,524	$63,357,934	$979,865,126	$12,145,483	$50,265,025
Retained by Equitable Financial in Separate Account No. 70	2,172	81,947	74	89,418	28,986	12,544

Total Net Assets	$79,221,854	$72,637,471	$63,358,008	$979,954,544	$12,174,469	$50,277,569

Investments in shares of the Portfolios, at cost	$71,243,409	$73,492,264	$54,845,136	$952,472,183	$10,408,115	$45,245,413

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$13,811,605	$92,749,642	$26,223,831	$414,889,288	$218,393,005	$127,110,355
Receivable for shares of the Portfolios sold	—	—	846	—	258,613	18,609
Receivable for policy-related transactions	1,587	12,764	—	170,516	—	—

Total assets	13,813,192	92,762,406	26,224,677	415,059,804	218,651,618	127,128,964

Liabilities:
Payable for shares of the Portfolios purchased	1,593	12,769	—	170,478	—	—
Payable for policy-related transactions	—	—	824	—	258,564	18,590

Total liabilities	1,593	12,769	824	170,478	258,564	18,590

Net Assets	$13,811,599	$92,749,637	$26,223,853	$414,889,326	$218,393,054	$127,110,374

Net Assets:
Accumulation unit values	$13,808,617	$92,703,077	$26,223,477	$414,823,327	$218,356,192	$127,066,966
Retained by Equitable Financial in Separate Account No. 70	2,982	46,560	376	65,999	36,862	43,408

Total Net Assets	$13,811,599	$92,749,637	$26,223,853	$414,889,326	$218,393,054	$127,110,374

Investments in shares of the Portfolios, at cost	$10,757,731	$80,661,883	$26,053,415	$405,357,071	$215,661,801	$125,184,240

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$34,120,801	$4,963,871	$505,155,804	$130,696,712	$103,425,160	$4,670,046
Receivable for shares of the Portfolios sold	5,867	7,061	158,665	63,517	52,531	190
Receivable for policy-related transactions	1,701	—	—	—	5,812	—

Total assets	34,128,369	4,970,932	505,314,469	130,760,229	103,483,503	4,670,236

Liabilities:
Payable for policy-related transactions	—	7,014	145,452	72,653	—	190

Total liabilities	—	7,014	145,452	72,653	—	190

Net Assets	$34,128,369	$4,963,918	$505,169,017	$130,687,576	$103,483,503	$4,670,046

Net Assets:
Accumulation unit values	$34,128,369	$4,963,918	$505,024,903	$130,630,739	$103,422,705	$4,668,131
Retained by Equitable Financial in Separate Account No. 70	—	—	144,114	56,837	60,798	1,915

Total Net Assets	$34,128,369	$4,963,918	$505,169,017	$130,687,576	$103,483,503	$4,670,046

Investments in shares of the Portfolios, at cost	$34,467,312	$3,946,626	$404,850,390	$110,851,690	$91,824,654	$4,540,984

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$4,984,463	$264,784,658	$14,462,779	$335,329,888	$1,842,157,167	$231,437
Receivable for shares of the Portfolios sold	1,233	—	14,469	178,524	79,477	—
Receivable for policy-related transactions	—	8,442	—	—	—	15,504

Total assets	4,985,696	264,793,100	14,477,248	335,508,412	1,842,236,644	246,941

Liabilities:
Payable for shares of the Portfolios purchased	—	8,130	—	—	—	15,502
Payable for policy-related transactions	1,234	—	14,468	178,272	75,891	—

Total liabilities	1,234	8,130	14,468	178,272	75,891	15,502

Net Assets	$4,984,462	$264,784,970	$14,462,780	$335,330,140	$1,842,160,753	$231,439

Net Assets:
Accumulation unit values	$4,983,219	$264,784,802	$14,445,656	$335,307,900	$1,842,123,213	$231,439
Retained by Equitable Financial in Separate Account No. 70	1,243	168	17,124	22,240	37,540	—

Total Net Assets	$4,984,462	$264,784,970	$14,462,780	$335,330,140	$1,842,160,753	$231,439

Investments in shares of the Portfolios, at cost	$4,739,328	$240,030,262	$13,997,404	$309,319,250	$1,742,854,725	$236,995

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Assets:
Investments in shares of the Portfolios, at fair value	$51,301,397	$5,260,931	$65,805,217	$22,081,636	$706,576	$31,510,154
Receivable for shares of the Portfolios sold	20,272	447	11,989	1,149	27	2,195

Total assets	51,321,669	5,261,378	65,817,206	22,082,785	706,603	31,512,349

Liabilities:
Payable for policy-related transactions	19,974	399	11,977	1,159	27	2,198

Total liabilities	19,974	399	11,977	1,159	27	2,198

Net Assets	$51,301,695	$5,260,979	$65,805,229	$22,081,626	$706,576	$31,510,151

Net Assets:
Accumulation unit values	$51,288,840	$5,256,946	$65,805,028	$22,077,911	$706,044	$31,495,643
Retained by Equitable Financial in Separate Account No. 70	12,855	4,033	201	3,715	532	14,508

Total Net Assets	$51,301,695	$5,260,979	$65,805,229	$22,081,626	$706,576	$31,510,151

Investments in shares of the Portfolios, at cost	$50,871,023	$4,778,109	$57,095,053	$19,737,179	$642,417	$29,699,498

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$46,160,917	$22,829,417	$152,779,454	$146,684,741	$75,452,634	$326,938,474
Receivable for shares of the Portfolios sold	30,725	14,051	72,870	13,643	47,947	—
Receivable for policy-related transactions	—	—	—	—	—	37,037

Total assets	46,191,642	22,843,468	152,852,324	146,698,384	75,500,581	326,975,511

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	36,818
Payable for policy-related transactions	30,727	14,116	72,771	13,435	47,769	—

Total liabilities	30,727	14,116	72,771	13,435	47,769	36,818

Net Assets	$46,160,915	$22,829,352	$152,779,553	$146,684,949	$75,452,812	$326,938,693

Net Assets:
Accumulation unit values	$46,156,781	$22,824,226	$152,777,893	$146,683,647	$75,424,486	$326,938,286
Retained by Equitable Financial in Separate Account No. 70	4,134	5,126	1,660	1,302	28,326	407

Total Net Assets	$46,160,915	$22,829,352	$152,779,553	$146,684,949	$75,452,812	$326,938,693

Investments in shares of the Portfolios, at cost	$43,176,201	$22,354,570	$143,275,427	$128,894,752	$75,530,969	$292,159,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$237,226,920	$127,493,287	$87,676,354	$5,244,546	$116,721,383	$12,127,941
Receivable for shares of the Portfolios sold	148,760	—	84,208	284	—	1,153
Receivable for policy-related transactions	—	567,427	—	—	86,519	—

Total assets	237,375,680	128,060,714	87,760,562	5,244,830	116,807,902	12,129,094

Liabilities:
Payable for shares of the Portfolios purchased	—	567,312	—	—	86,452	—
Payable for policy-related transactions	148,743	—	84,175	284	—	1,118

Total liabilities	148,743	567,312	84,175	284	86,452	1,118

Net Assets	$237,226,937	$127,493,402	$87,676,387	$5,244,546	$116,721,450	$12,127,976

Net Assets:
Accumulation unit values	$237,217,076	$127,493,209	$87,675,937	$5,240,233	$116,677,099	$12,118,287
Retained by Equitable Financial in Separate Account No. 70	9,861	193	450	4,313	44,351	9,689

Total Net Assets	$237,226,937	$127,493,402	$87,676,387	$5,244,546	$116,721,450	$12,127,976

Investments in shares of the Portfolios, at cost	$219,951,073	$129,319,876	$84,198,739	$5,429,552	$95,294,017	$11,445,743

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG- TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$87,355,046	$15,569,219	$46,499,263	$108,180	$110,605,406	$70,355,028
Receivable for shares of the Portfolios sold	14,324	2,524	492	3	143,399	177,580

Total assets	87,369,370	15,571,743	46,499,755	108,183	110,748,805	70,532,608

Liabilities:
Payable for policy-related transactions	14,326	2,527	286	2	143,398	177,583

Total liabilities	14,326	2,527	286	2	143,398	177,583

Net Assets	$87,355,044	$15,569,216	$46,499,469	$108,181	$110,605,407	$70,355,025

Net Assets:
Accumulation unit values	$87,298,981	$15,564,247	$46,471,634	$108,181	$110,514,333	$70,345,119
Retained by Equitable Financial in Separate Account No. 70	56,063	4,969	27,835	—	91,074	9,906

Total Net Assets	$87,355,044	$15,569,216	$46,499,469	$108,181	$110,605,407	$70,355,025

Investments in shares of the Portfolios, at cost	$85,400,115	$15,171,285	$39,434,811	$110,116	$97,347,240	$66,220,354

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$119,653,654	$23,615,300	$115,815,618	$25,426,541	$85,993,778	$8,248,623
Receivable for shares of the Portfolios sold	86,619	10,397	122,003	12,108	29,967	382

Total assets	119,740,273	23,625,697	115,937,621	25,438,649	86,023,745	8,249,005

Liabilities:
Payable for policy-related transactions	86,300	10,395	121,649	12,107	29,964	384

Total liabilities	86,300	10,395	121,649	12,107	29,964	384

Net Assets	$119,653,973	$23,615,302	$115,815,972	$25,426,542	$85,993,781	$8,248,621

Net Assets:
Accumulation unit values	$119,622,768	$23,611,645	$115,813,973	$25,426,385	$85,890,821	$8,246,101
Retained by Equitable Financial in Separate Account No. 70	31,205	3,657	1,999	157	102,960	2,520

Total Net Assets	$119,653,973	$23,615,302	$115,815,972	$25,426,542	$85,993,781	$8,248,621

Investments in shares of the Portfolios, at cost	$103,500,420	$25,507,793	$96,979,424	$23,620,409	$82,624,808	$8,474,020

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Assets:
Investments in shares of the Portfolios, at fair value	$121,129,777	$1,985,958,780	$49,220,650	$160,763,469	$5,031,208	$12,907,790
Receivable for shares of the Portfolios sold	7,103	795,645	—	477,695	53,688	7,851
Receivable for policy-related transactions	414,508	—	154,349	—	—	—

Total assets	121,551,388	1,986,754,425	49,374,999	161,241,164	5,084,896	12,915,641

Liabilities:
Payable for shares of the Portfolios purchased	—	—	154,349	—	—	—
Payable for policy-related transactions	—	795,528	—	451,062	53,689	7,784

Total liabilities	—	795,528	154,349	451,062	53,689	7,784

Net Assets	$121,551,388	$1,985,958,897	$49,220,650	$160,790,102	$5,031,207	$12,907,857

Net Assets:
Accumulation unit values	$121,030,062	$1,985,762,891	$49,202,021	$160,790,102	$5,028,986	$12,907,752
Retained by Equitable Financial in Separate Account No. 70	521,326	196,006	18,629	—	2,221	105

Total Net Assets	$121,551,388	$1,985,958,897	$49,220,650	$160,790,102	$5,031,207	$12,907,857

Investments in shares of the Portfolios, at cost	$118,092,989	$1,923,114,781	$47,709,234	$160,806,791	$3,872,947	$12,630,617

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Assets:
Investments in shares of the Portfolios, at fair value	$16,503,612	$91,204,250	$29,370,376	$11,303,262	$53,829,444	$81,145,467
Receivable for shares of the Portfolios sold	1,049	40,668	—	895	—	26,118
Receivable for policy-related transactions	—	—	14,386	—	65,556	—

Total assets	16,504,661	91,244,918	29,384,762	11,304,157	53,895,000	81,171,585

Liabilities:
Payable for shares of the Portfolios purchased	—	—	14,384	—	65,556	—
Payable for policy-related transactions	1,047	40,581	—	895	—	26,236

Total liabilities	1,047	40,581	14,384	895	65,556	26,236

Net Assets	$16,503,614	$91,204,337	$29,370,378	$11,303,262	$53,829,444	$81,145,349

Net Assets:
Accumulation unit values	$16,457,028	$91,194,277	$29,354,441	$11,300,731	$53,739,464	$81,134,140
Retained by Equitable Financial in Separate Account No. 70	46,586	10,060	15,937	2,531	89,980	11,209

Total Net Assets	$16,503,614	$91,204,337	$29,370,378	$11,303,262	$53,829,444	$81,145,349

Investments in shares of the Portfolios, at cost	$16,724,356	$93,536,716	$29,676,349	$11,222,467	$47,051,997	$71,831,440

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$1,074,617,728	$58,462,273	$15,876,859	$13,117,617	$7,031,744	$9,915,028
Receivable for shares of the Portfolios sold	248,129	47,293	5,547	444	618	326

Total assets	1,074,865,857	58,509,566	15,882,406	13,118,061	7,032,362	9,915,354

Liabilities:
Payable for policy-related transactions	248,509	47,293	4,497	449	553	261

Total liabilities	248,509	47,293	4,497	449	553	261

Net Assets	$1,074,617,348	$58,462,273	$15,877,909	$13,117,612	$7,031,809	$9,915,093

Net Assets:
Accumulation unit values	$1,074,588,473	$58,411,221	$15,876,609	$13,117,081	$7,031,809	$9,915,093
Retained by Equitable Financial in Separate Account No. 70	28,875	51,052	1,300	531	—	—

Total Net Assets	$1,074,617,348	$58,462,273	$15,877,909	$13,117,612	$7,031,809	$9,915,093

Investments in shares of the Portfolios, at cost	$1,066,410,519	$53,496,161	$14,520,453	$12,873,911	$5,978,262	$9,290,206

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$188,495	$82,257	$408,223	$114,931	$676,063	$63,916,451
Receivable for shares of the Portfolios sold	8	4	17	4	28	—
Receivable for policy-related transactions	—	562	427	453	—	13,372

Total assets	188,503	82,823	408,667	115,388	676,091	63,929,823

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	12,811
Payable for policy-related transactions	11	—	—	—	36	—

Total liabilities	11	—	—	—	36	12,811

Net Assets	$188,492	$82,823	$408,667	$115,388	$676,055	$63,917,012

Net Assets:
Accumulation unit values	$187,904	$82,221	$408,215	$114,918	$675,553	$63,872,022
Retained by Equitable Financial in Separate Account No. 70	588	602	452	470	502	44,990

Total Net Assets	$188,492	$82,823	$408,667	$115,388	$676,055	$63,917,012

Investments in shares of the Portfolios, at cost	$162,811	$81,557	$381,806	$106,262	$603,183	$61,624,858

The	accompanying notes are an integral part of these financial statements.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND
Assets:
Investments in shares of the Portfolios, at fair value	$98,548,897	$9,125,533	$62,039,745	$976,008	$35,984,049	$7,237,188
Receivable for shares of the Portfolios sold	77,802	315	19,245	32	1,212	240
Receivable for policy-related transactions	—	—	—	153	—	—

Total assets	98,626,699	9,125,848	62,058,990	976,193	35,985,261	7,237,428

Liabilities:
Payable for policy-related transactions	77,756	315	19,245	—	1,170	240

Total liabilities	77,756	315	19,245	—	1,170	240

Net Assets	$98,548,943	$9,125,533	$62,039,745	$976,193	$35,984,091	$7,237,188

Net Assets:
Accumulation unit values	$98,548,801	$9,123,641	$62,035,819	$975,201	$35,979,745	$7,237,037
Retained by Equitable Financial in Separate Account No. 70	142	1,892	3,926	992	4,346	151

Total Net Assets	$98,548,943	$9,125,533	$62,039,745	$976,193	$35,984,091	$7,237,188

Investments in shares of the Portfolios, at cost	$95,653,325	$8,288,997	$59,041,979	$952,231	$31,182,042	$7,114,251

The	accompanying notes are an integral part of these financial statements.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$24,522,227	$10,154,213	$7,751,662	$265,641,185	$43,576,590	$89,204,624
Receivable for shares of the Portfolios sold	62,489	2,005	2,149	181,918	1,419	31,344

Total assets	24,584,716	10,156,218	7,753,811	265,823,103	43,578,009	89,235,968

Liabilities:
Payable for policy-related transactions	62,489	1,975	2,149	181,658	1,306	30,112

Total liabilities	62,489	1,975	2,149	181,658	1,306	30,112

Net Assets	$24,522,227	$10,154,243	$7,751,662	$265,641,445	$43,576,703	$89,205,856

Net Assets:
Accumulation unit values	$24,519,632	$10,154,243	$7,733,074	$265,632,341	$43,576,382	$89,205,856
Retained by Equitable Financial in Separate Account No. 70	2,595	—	18,588	9,104	321	—

Total Net Assets	$24,522,227	$10,154,243	$7,751,662	$265,641,445	$43,576,703	$89,205,856

Investments in shares of the Portfolios, at cost	$22,774,945	$9,459,845	$6,991,170	$225,392,366	$44,567,382	$91,555,934

The	accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP ASSET STRATEGY SERIES	NOMURA VIP HIGH INCOME SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$8,386,255	$16,537,488	$46,337,865	$92,333,196	$10,407,114	$35,929,033
Receivable for shares of the Portfolios sold	325	615	1,914	44,204	15,532	21,095

Total assets	8,386,580	16,538,103	46,339,779	92,377,400	10,422,646	35,950,128

Liabilities:
Payable for policy-related transactions	325	616	1,882	44,182	15,532	21,095

Total liabilities	325	616	1,882	44,182	15,532	21,095

Net Assets	$8,386,255	$16,537,487	$46,337,897	$92,333,218	$10,407,114	$35,929,033

Net Assets:
Accumulation unit values	$8,384,248	$16,401,382	$46,304,551	$92,306,627	$10,403,780	$35,917,533
Retained by Equitable Financial in Separate Account No. 70	2,007	136,105	33,346	26,591	3,334	11,500

Total Net Assets	$8,386,255	$16,537,487	$46,337,897	$92,333,218	$10,407,114	$35,929,033

Investments in shares of the Portfolios, at cost	$8,285,399	$16,394,392	$45,291,707	$76,500,059	$9,378,422	$35,903,565

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR
Assets:
Investments in shares of the Portfolios, at fair value	$12,213,989	$5,957,496	$6,119,834	$2,681,017	$43,946,724	$13,673
Receivable for shares of the Portfolios sold	2,150	—	197	30	5,547	—
Receivable for policy-related transactions	—	997	—	—	—	—

Total assets	12,216,139	5,958,493	6,120,031	2,681,047	43,952,271	13,673

Liabilities:
Payable for shares of the Portfolios purchased	—	1,071	—	—	—	—
Payable for policy-related transactions	2,150	—	158	30	3,848	1

Total liabilities	2,150	1,071	158	30	3,848	1

Net Assets	$12,213,989	$5,957,422	$6,119,873	$2,681,017	$43,948,423	$13,672

Net Assets:
Accumulation unit values	$12,050,173	$5,929,666	$6,114,235	$2,677,136	$43,946,186	$13,341
Retained by Equitable Financial in Separate Account No. 70	163,816	27,756	5,638	3,881	2,237	331

Total Net Assets	$12,213,989	$5,957,422	$6,119,873	$2,681,017	$43,948,423	$13,672

Investments in shares of the Portfolios, at cost	$11,056,149	$5,481,670	$5,929,678	$2,428,743	$42,431,294	$16,764

The	accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$14,263,073	$5,196,071	$21,292,209	$6,328,917	$31,895,831	$492,269
Receivable for shares of the Portfolios sold	—	10,595	917	240	641	16
Receivable for policy-related transactions	89,511	—	—	—	—	—

Total assets	14,352,584	5,206,666	21,293,126	6,329,157	31,896,472	492,285

Liabilities:
Payable for shares of the Portfolios purchased	89,511	—	—	—	—	—
Payable for policy-related transactions	—	10,537	815	240	640	16

Total liabilities	89,511	10,537	815	240	640	16

Net Assets	$14,263,073	$5,196,129	$21,292,311	$6,328,917	$31,895,832	$492,269

Net Assets:
Accumulation unit values	$14,244,396	$5,195,761	$21,291,135	$6,259,189	$31,889,518	$492,181
Retained by Equitable Financial in Separate Account No. 70	18,677	368	1,176	69,728	6,314	88

Total Net Assets	$14,263,073	$5,196,129	$21,292,311	$6,328,917	$31,895,832	$492,269

Investments in shares of the Portfolios, at cost	$11,978,379	$4,096,216	$20,843,900	$4,730,428	$30,836,491	$454,736

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$6,519,961
Receivable for policy-related transactions	1,367

Total assets	6,521,328

Liabilities:
Payable for shares of the Portfolios purchased	1,368

Total liabilities	1,368

Net Assets	$6,519,960

Net Assets:
Accumulation unit values	$6,490,300
Retained by Equitable Financial in Separate Account No. 70	29,660

Total Net Assets	$6,519,960

Investments in shares of the Portfolios, at cost	$5,308,694

The accompanying notes are an integral part of these financial statements.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	1,228

1290 VT CONVERTIBLE SECURITIES	CLASS K	820

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	2,436

1290 VT EQUITY INCOME	CLASS IB	2,543

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	540

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	2,020

1290 VT HIGH YIELD BOND	CLASS IB	7,311

1290 VT MICRO CAP	CLASS IB	414

1290 VT MODERATE GROWTH ALLOCATION	CLASS IB	5,596

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	127

1290 VT NATURAL RESOURCES	CLASS IB	1,053

1290 VT REAL ESTATE	CLASS IB	1,497

1290 VT SMALL CAP VALUE	CLASS IB	1,156

1290 VT SMARTBETA EQUITY ESG	CLASS IB	782

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	406

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	104

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	314

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	157

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	3,468

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	492

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	631

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	138

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	1,438

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	1,930

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	4,537

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	2,109

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	4,423

EQ/400 MANAGED VOLATILITY	CLASS IB	909

EQ/500 MANAGED VOLATILITY	CLASS IB	2,096

EQ/2000 MANAGED VOLATILITY	CLASS IB	834

EQ/AB DYNAMIC AGGRESSIVE GROWTH	CLASS IB	18,910

EQ/AB DYNAMIC GROWTH	CLASS IB	27,799

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	54,597

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	1,485

EQ/AB SMALL CAP GROWTH	CLASS IB	4,572

EQ/AGGRESSIVE ALLOCATION	CLASS IB	2,343

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	102,771

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	3,876

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	3,352

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	CLASS IB	4,714

EQ/BALANCED STRATEGY	CLASS IB	61,401

EQ/CAPITAL GROUP RESEARCH	CLASS IB	327

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	2,998

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	1,052

EQ/COMMON STOCK INDEX	CLASS IA	1,078

EQ/COMMON STOCK INDEX	CLASS IB	670

EQ/CONSERVATIVE ALLOCATION	CLASS IB	3,163

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	29,870

EQ/CONSERVATIVE STRATEGY	CLASS IB	18,714

EQ/CORE BOND INDEX	CLASS IB	13,366

EQ/CORE PLUS BOND	CLASS IB	10,065

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	425

EQ/EQUITY 500 INDEX	CLASS IA	2,039

EQ/EQUITY 500 INDEX	CLASS IB	3,229

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	1,982

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	2,018

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	337

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	291

EQ/GOLDMAN SACHS GROWTH ALLOCATION	CLASS IB	20,638

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	666

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	CLASS IB	28,587

EQ/GROWTH STRATEGY	CLASS IB	94,810

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	23

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	5,316

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	429

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	1,569

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	3,235

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	1,347

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	47

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/INVESCO COMSTOCK	CLASS IB	1,423

EQ/INVESCO GLOBAL	CLASS IB	1,563

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	1,430

EQ/INVESCO MODERATE ALLOCATION	CLASS IB	12,321

EQ/INVESCO MODERATE GROWTH ALLOCATION	CLASS IB	11,559

EQ/JANUS ENTERPRISE	CLASS IB	3,615

EQ/JPMORGAN GROWTH ALLOCATION	CLASS IB	25,906

EQ/JPMORGAN GROWTH STOCK	CLASS IB	3,386

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	CLASS IB	11,263

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	4,300

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	502

EQ/LARGE CAP GROWTH INDEX	CLASS IB	4,091

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	375

EQ/LARGE CAP VALUE INDEX	CLASS IB	7,703

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	855

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	1,827

EQ/LONG-TERM BOND	CLASS IB	16

EQ/LOOMIS SAYLES GROWTH	CLASS IB	9,141

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	8,601

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	2,992

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	1,374

EQ/MFS TECHNOLOGY	CLASS IB	2,800

EQ/MFS UTILITIES SERIES	CLASS IB	626

EQ/MID CAP INDEX	CLASS IB	5,375

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	540

EQ/MODERATE ALLOCATION	CLASS IA	2,398

EQ/MODERATE ALLOCATION	CLASS IB	7,564

EQ/MODERATE GROWTH STRATEGY	CLASS IB	119,853

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	5,101

EQ/MONEY MARKET	CLASS IA	44,414

EQ/MONEY MARKET	CLASS IB	116,350

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	539

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	1,679

EQ/PIMCO REAL RETURN	CLASS IB	1,547

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	9,580

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	2,976

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

EQ/QUALITY BOND PLUS	CLASS IB	1,453

EQ/SMALL COMPANY INDEX	CLASS IB	4,345

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	1,214

EQ/ULTRA CONSERVATIVE STRATEGY	CLASS IB	119,801

EQ/VALUE EQUITY	CLASS IB	2,429

EQ/WELLINGTON ENERGY	CLASS IB	3,489

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	1,056

EQUITABLE GROWTH MF/ETF	CLASS IB	578

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	881

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	7

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	31

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	7

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	39

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	1,817

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	8,902

FRANKLIN ALLOCATION VIP FUND	CLASS 2	1,647

FRANKLIN INCOME VIP FUND	CLASS 2	4,092

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	58

HARTFORD DISCIPLINED EQUITY HLS FUND	CLASS IC	1,554

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	862

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	912

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	560

INVESCO V.I. HEALTH CARE FUND	SERIES II	285

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	4,466

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	3,912

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	8,408

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	383

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	232

MULTIMANAGER CORE BOND	CLASS IB	5,278

MULTIMANAGER TECHNOLOGY	CLASS IB	2,251

NOMURA VIP ASSET STRATEGY SERIES	SERVICE CLASS	1,041

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	12,262

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	1,902

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	522

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	614

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Share Class**	Portfolio Shares Held (000’s)

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	229

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	4,246

PROFUND VP BEAR	COMMON SHARES	1

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	287

PUTNAM VT RESEARCH FUND	CLASS IB	110

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	743

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	524

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	2,422

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	60

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	204

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	CLASS IB	$19.64	42
1290 VT CONVERTIBLE SECURITIES	1.10%	CLASS IB	$19.54	86
1290 VT CONVERTIBLE SECURITIES	1.20%	CLASS IB	$21.83	20
1290 VT CONVERTIBLE SECURITIES	1.25%	CLASS IB	$21.69	52

1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	CLASS IB	$10.88	282
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	CLASS IB	$10.83	591
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	CLASS IB	$10.41	72
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	CLASS IB	$10.66	775
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	CLASS IB	$10.55	217
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	CLASS IB	$10.16	11
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	CLASS IB	$10.10	19

1290 VT EQUITY INCOME	0.30%	CLASS IB	$25.25	1
1290 VT EQUITY INCOME	0.65%	CLASS IB	$36.22	—
1290 VT EQUITY INCOME	1.00%	CLASS IB	$20.34	47
1290 VT EQUITY INCOME	1.10%	CLASS IB	$20.24	64
1290 VT EQUITY INCOME	1.20%	CLASS IB	$22.61	17
1290 VT EQUITY INCOME	1.25%	CLASS IB	$22.47	43
1290 VT EQUITY INCOME	1.30%	CLASS IB	$ 7.54	112
1290 VT EQUITY INCOME	1.30%	CLASS IB	$36.87	146
1290 VT EQUITY INCOME	1.55%	CLASS IB	$17.29	12
1290 VT EQUITY INCOME	1.55%	CLASS IB	$35.39	9
1290 VT EQUITY INCOME	1.65%	CLASS IB	$16.82	24
1290 VT EQUITY INCOME	1.65%	CLASS IB	$34.82	27
1290 VT EQUITY INCOME	1.70%	CLASS IB	$16.59	—
1290 VT EQUITY INCOME	1.70%	CLASS IB	$34.53	21

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	CLASS IB	$17.19	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	CLASS IB	$14.97	50
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	CLASS IB	$14.90	99
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	CLASS IB	$15.40	34
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	CLASS IB	$15.30	92
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	CLASS IB	$18.99	93
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	CLASS IB	$18.22	3
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	CLASS IB	$17.93	33
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	CLASS IB	$17.78	39

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	CLASS IB	$27.77	3
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	CLASS IB	$27.44	5
1290 VT GAMCO SMALL COMPANY VALUE	0.65%	CLASS IB	$41.37	—
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	CLASS IB	$22.84	418
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	CLASS IB	$22.72	1,283
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	CLASS IB	$24.57	254
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	CLASS IB	$24.42	494
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	CLASS IB	$48.94	1,403
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	CLASS IB	$46.97	91
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	CLASS IB	$46.21	283
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	CLASS IB	$45.83	234

1290 VT HIGH YIELD BOND	0.00%	CLASS IB	$16.49	12
1290 VT HIGH YIELD BOND	0.30%	CLASS IB	$16.29	4
1290 VT HIGH YIELD BOND	1.00%	CLASS IB	$14.16	605
1290 VT HIGH YIELD BOND	1.10%	CLASS IB	$14.09	1,416
1290 VT HIGH YIELD BOND	1.20%	CLASS IB	$14.58	270
1290 VT HIGH YIELD BOND	1.25%	CLASS IB	$14.49	1,363
1290 VT HIGH YIELD BOND	1.30%	CLASS IB	$15.06	762
1290 VT HIGH YIELD BOND	1.55%	CLASS IB	$14.04	9
1290 VT HIGH YIELD BOND	1.65%	CLASS IB	$14.39	102
1290 VT HIGH YIELD BOND	1.70%	CLASS IB	$14.30	74

1290 VT MICRO CAP	1.00%	CLASS IB	$19.56	68
1290 VT MICRO CAP	1.10%	CLASS IB	$19.46	88
1290 VT MICRO CAP	1.25%	CLASS IB	$19.25	20
1290 VT MICRO CAP	1.30%	CLASS IB	$19.18	80
1290 VT MICRO CAP	1.65%	CLASS IB	$18.69	1

1290 VT MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$15.03	5,124
1290 VT MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.66	141

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	CLASS IB	$12.16	31
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	CLASS IB	$12.10	46
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	CLASS IB	$11.97	18
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.30%	CLASS IB	$12.54	4
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.55%	CLASS IB	$12.44	1
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.65%	CLASS IB	$12.40	5

1290 VT NATURAL RESOURCES	0.30%	CLASS IB	$15.46	—
1290 VT NATURAL RESOURCES	1.00%	CLASS IB	$15.75	168
1290 VT NATURAL RESOURCES	1.10%	CLASS IB	$15.67	125
1290 VT NATURAL RESOURCES	1.20%	CLASS IB	$13.84	32
1290 VT NATURAL RESOURCES	1.25%	CLASS IB	$13.75	172
1290 VT NATURAL RESOURCES	1.30%	CLASS IB	$14.07	225

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT NATURAL RESOURCES	1.55%	CLASS IB	$13.97	12
1290 VT NATURAL RESOURCES	1.65%	CLASS IB	$13.44	45
1290 VT NATURAL RESOURCES	1.70%	CLASS IB	$13.35	29

1290 VT REAL ESTATE	0.30%	CLASS IB	$14.41	4
1290 VT REAL ESTATE	1.00%	CLASS IB	$11.63	225
1290 VT REAL ESTATE	1.10%	CLASS IB	$11.57	154
1290 VT REAL ESTATE	1.20%	CLASS IB	$12.91	22
1290 VT REAL ESTATE	1.25%	CLASS IB	$12.83	124
1290 VT REAL ESTATE	1.30%	CLASS IB	$13.05	134
1290 VT REAL ESTATE	1.55%	CLASS IB	$11.46	3
1290 VT REAL ESTATE	1.65%	CLASS IB	$12.47	33
1290 VT REAL ESTATE	1.70%	CLASS IB	$12.39	38

1290 VT SMALL CAP VALUE	0.00%	CLASS IB	$18.81	6
1290 VT SMALL CAP VALUE	0.30%	CLASS IB	$18.58	1
1290 VT SMALL CAP VALUE	1.00%	CLASS IB	$17.62	89
1290 VT SMALL CAP VALUE	1.10%	CLASS IB	$17.53	139
1290 VT SMALL CAP VALUE	1.20%	CLASS IB	$22.80	19
1290 VT SMALL CAP VALUE	1.25%	CLASS IB	$17.34	74
1290 VT SMALL CAP VALUE	1.30%	CLASS IB	$17.28	185
1290 VT SMALL CAP VALUE	1.30%	CLASS IB	$22.67	83
1290 VT SMALL CAP VALUE	1.55%	CLASS IB	$22.35	18
1290 VT SMALL CAP VALUE	1.65%	CLASS IB	$16.84	8
1290 VT SMALL CAP VALUE	1.65%	CLASS IB	$22.22	19
1290 VT SMALL CAP VALUE	1.70%	CLASS IB	$22.16	45

1290 VT SMARTBETA EQUITY ESG	0.30%	CLASS IB	$29.76	1
1290 VT SMARTBETA EQUITY ESG	1.00%	CLASS IB	$24.07	67
1290 VT SMARTBETA EQUITY ESG	1.10%	CLASS IB	$23.95	205
1290 VT SMARTBETA EQUITY ESG	1.20%	CLASS IB	$26.65	25
1290 VT SMARTBETA EQUITY ESG	1.25%	CLASS IB	$26.49	85
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$18.08	125
1290 VT SMARTBETA EQUITY ESG	1.30%	CLASS IB	$19.89	72
1290 VT SMARTBETA EQUITY ESG	1.55%	CLASS IB	$17.82	25
1290 VT SMARTBETA EQUITY ESG	1.65%	CLASS IB	$17.72	83
1290 VT SMARTBETA EQUITY ESG	1.65%	CLASS IB	$19.39	3
1290 VT SMARTBETA EQUITY ESG	1.70%	CLASS IB	$17.67	5

1290 VT SOCIALLY RESPONSIBLE	1.00%	CLASS IB	$31.67	46
1290 VT SOCIALLY RESPONSIBLE	1.10%	CLASS IB	$31.51	137
1290 VT SOCIALLY RESPONSIBLE	1.20%	CLASS IB	$37.73	27
1290 VT SOCIALLY RESPONSIBLE	1.25%	CLASS IB	$37.50	65
1290 VT SOCIALLY RESPONSIBLE	1.30%	CLASS IB	$17.82	1
1290 VT SOCIALLY RESPONSIBLE	1.30%	CLASS IB	$55.21	7
1290 VT SOCIALLY RESPONSIBLE	1.55%	CLASS IB	$39.24	3
1290 VT SOCIALLY RESPONSIBLE	1.65%	CLASS IB	$17.62	—
1290 VT SOCIALLY RESPONSIBLE	1.65%	CLASS IB	$51.11	5
1290 VT SOCIALLY RESPONSIBLE	1.70%	CLASS IB	$37.70	1

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.30%	CLASS B	$24.07	9
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.55%	CLASS B	$23.10	—
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.65%	CLASS B	$22.73	27
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.70%	CLASS B	$22.54	9

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AB VPS DISCOVERY VALUE PORTFOLIO	0.30%	CLASS B	$20.38	2
AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$18.08	52
AB VPS DISCOVERY VALUE PORTFOLIO	1.10%	CLASS B	$17.99	142
AB VPS DISCOVERY VALUE PORTFOLIO	1.20%	CLASS B	$18.40	9
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$18.29	77

ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$20.48	52
ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$20.15	44

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.30%	CLASS 4	$26.16	8
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$21.67	521
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.10%	CLASS 4	$21.56	1,313
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.20%	CLASS 4	$23.42	261
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$23.28	2,015

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$26.60	118
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.10%	CLASS 4	$26.47	269
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.20%	CLASS 4	$30.39	46
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$30.20	226

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$20.12	1
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$16.19	180
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.10%	CLASS 4	$16.11	108
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.20%	CLASS 4	$17.80	28
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$17.69	70
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$19.94	219
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.55%	CLASS 4	$18.45	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$19.04	39
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.70%	CLASS 4	$18.92	20

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.30%	CLASS P-2	$19.87	45
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.55%	CLASS P-2	$18.27	4
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.65%	CLASS P-2	$18.98	30
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.70%	CLASS P-2	$18.86	13

The accompanying notes are an integral part of these financial statements.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$20.48	5
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.65%	CLASS 4	$20.65	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$19.13	186
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$19.03	623
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$18.34	107
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$18.23	359
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$19.42	721
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$18.41	11
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$18.55	211
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$18.43	187

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.65%	CLASS 4	$11.57	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$10.74	1,254
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$10.31	30
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$10.26	199

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$10.19	211

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$20.43	1
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$20.18	5
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$17.03	191
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$16.94	422
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$18.07	174
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$17.96	863
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$22.38	918
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$21.48	34
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$21.14	257
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$20.96	222

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$77.39	443
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$74.28	41
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$73.08	57
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$72.48	35

EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$14.95	1
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$13.34	168
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$13.27	1,208
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$13.39	130
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$13.31	876
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$13.17	311
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$12.67	63
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$12.60	35

EQ/400 MANAGED VOLATILITY	1.30%	CLASS IB	$25.84	141
EQ/400 MANAGED VOLATILITY	1.30%	CLASS IB	$37.29	167
EQ/400 MANAGED VOLATILITY	1.55%	CLASS IB	$35.80	95
EQ/400 MANAGED VOLATILITY	1.65%	CLASS IB	$24.68	58
EQ/400 MANAGED VOLATILITY	1.65%	CLASS IB	$35.22	125
EQ/400 MANAGED VOLATILITY	1.70%	CLASS IB	$24.52	30
EQ/400 MANAGED VOLATILITY	1.70%	CLASS IB	$34.93	2

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/500 MANAGED VOLATILITY	0.30%	CLASS IB	$17.58	1
EQ/500 MANAGED VOLATILITY	1.00%	CLASS IB	$17.19	75
EQ/500 MANAGED VOLATILITY	1.10%	CLASS IB	$17.14	330
EQ/500 MANAGED VOLATILITY	1.20%	CLASS IB	$17.08	38
EQ/500 MANAGED VOLATILITY	1.25%	CLASS IB	$17.05	290
EQ/500 MANAGED VOLATILITY	1.30%	CLASS IB	$40.24	221
EQ/500 MANAGED VOLATILITY	1.30%	CLASS IB	$52.38	304
EQ/500 MANAGED VOLATILITY	1.55%	CLASS IB	$50.28	164
EQ/500 MANAGED VOLATILITY	1.65%	CLASS IB	$38.44	83
EQ/500 MANAGED VOLATILITY	1.65%	CLASS IB	$49.47	253
EQ/500 MANAGED VOLATILITY	1.70%	CLASS IB	$38.19	28
EQ/500 MANAGED VOLATILITY	1.70%	CLASS IB	$49.07	4

EQ/2000 MANAGED VOLATILITY	1.30%	CLASS IB	$23.46	89
EQ/2000 MANAGED VOLATILITY	1.30%	CLASS IB	$33.55	186
EQ/2000 MANAGED VOLATILITY	1.55%	CLASS IB	$32.20	112
EQ/2000 MANAGED VOLATILITY	1.65%	CLASS IB	$22.42	29
EQ/2000 MANAGED VOLATILITY	1.65%	CLASS IB	$31.68	139
EQ/2000 MANAGED VOLATILITY	1.70%	CLASS IB	$22.27	6
EQ/2000 MANAGED VOLATILITY	1.70%	CLASS IB	$31.42	1

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	CLASS IB	$15.85	17,201
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	CLASS IB	$15.40	454

EQ/AB DYNAMIC GROWTH	1.30%	CLASS IB	$16.21	22,732
EQ/AB DYNAMIC GROWTH	1.65%	CLASS IB	$15.61	1,557
EQ/AB DYNAMIC GROWTH	1.70%	CLASS IB	$15.53	662

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	CLASS IB	$15.50	155
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	CLASS IB	$15.42	280
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	CLASS IB	$16.60	34
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	CLASS IB	$16.50	204
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	CLASS IB	$17.85	1,426
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	CLASS IB	$18.70	27,331
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	CLASS IB	$18.01	1,668
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	CLASS IB	$17.05	362
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	CLASS IB	$17.74	4,733
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	CLASS IB	$16.94	52
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	CLASS IB	$17.61	2,472

EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	CLASS IB	$10.37	206
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	CLASS IB	$10.32	571
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	CLASS IB	$ 9.96	41
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	CLASS IB	$ 9.90	622

EQ/AB SMALL CAP GROWTH	0.30%	CLASS IB	$26.31	2
EQ/AB SMALL CAP GROWTH	0.65%	CLASS IB	$40.92	—
EQ/AB SMALL CAP GROWTH	1.00%	CLASS IB	$21.61	266
EQ/AB SMALL CAP GROWTH	1.10%	CLASS IB	$21.50	654
EQ/AB SMALL CAP GROWTH	1.20%	CLASS IB	$23.56	83
EQ/AB SMALL CAP GROWTH	1.25%	CLASS IB	$23.42	250
EQ/AB SMALL CAP GROWTH	1.30%	CLASS IB	$48.68	489
EQ/AB SMALL CAP GROWTH	1.30%	CLASS IB	$54.37	44
EQ/AB SMALL CAP GROWTH	1.55%	CLASS IB	$46.73	22
EQ/AB SMALL CAP GROWTH	1.55%	CLASS IB	$64.58	9

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB SMALL CAP GROWTH	1.65%	CLASS IB	$45.97	106
EQ/AB SMALL CAP GROWTH	1.65%	CLASS IB	$50.40	29
EQ/AB SMALL CAP GROWTH	1.70%	CLASS IB	$45.59	127
EQ/AB SMALL CAP GROWTH	1.70%	CLASS IB	$61.83	1

EQ/AGGRESSIVE ALLOCATION	0.30%	CLASS IB	$25.33	9
EQ/AGGRESSIVE ALLOCATION	1.00%	CLASS IB	$20.81	195
EQ/AGGRESSIVE ALLOCATION	1.10%	CLASS IB	$20.70	237
EQ/AGGRESSIVE ALLOCATION	1.20%	CLASS IB	$22.68	30
EQ/AGGRESSIVE ALLOCATION	1.25%	CLASS IB	$22.54	394
EQ/AGGRESSIVE ALLOCATION	1.30%	CLASS IB	$32.04	154
EQ/AGGRESSIVE ALLOCATION	1.55%	CLASS IB	$30.76	13
EQ/AGGRESSIVE ALLOCATION	1.65%	CLASS IB	$30.26	21
EQ/AGGRESSIVE ALLOCATION	1.70%	CLASS IB	$30.01	2

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$16.34	78
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	CLASS IB	$27.24	56,537
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	CLASS IB	$16.11	39
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	CLASS IB	$26.31	579
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	CLASS IB	$16.02	58
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	CLASS IB	$25.95	6,223
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	CLASS IB	$15.97	—
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	CLASS IB	$25.77	3,344

EQ/ALL ASSET GROWTH ALLOCATION	0.30%	CLASS IB	$18.63	25
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	CLASS IB	$17.46	220
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	CLASS IB	$17.37	1,028
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	CLASS IB	$17.22	822
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	CLASS IB	$17.14	1,262
EQ/ALL ASSET GROWTH ALLOCATION	1.30%	CLASS IB	$25.63	669
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	CLASS IB	$24.60	8
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	CLASS IB	$24.20	91
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	CLASS IB	$24.01	72

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	CLASS IB	$26.60	4
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	CLASS IB	$38.72	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	CLASS IB	$20.27	222
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	CLASS IB	$20.17	892
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	CLASS IB	$23.82	134
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	CLASS IB	$23.68	318
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	CLASS IB	$16.97	104
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	CLASS IB	$40.80	638
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	CLASS IB	$16.73	14
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	CLASS IB	$39.17	17
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	CLASS IB	$16.64	41
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	CLASS IB	$38.53	137
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	CLASS IB	$16.59	9
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	CLASS IB	$38.22	116

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$14.18	4,426
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$13.83	45

EQ/BALANCED STRATEGY	1.30%	CLASS IB	$20.30	33,685
EQ/BALANCED STRATEGY	1.30%	CLASS IB	$22.68	4,481
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$19.49	1,503
EQ/BALANCED STRATEGY	1.55%	CLASS IB	$21.74	282

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/BALANCED STRATEGY	1.65%	CLASS IB	$19.17	5,387
EQ/BALANCED STRATEGY	1.65%	CLASS IB	$21.38	894
EQ/BALANCED STRATEGY	1.70%	CLASS IB	$19.02	1,803
EQ/BALANCED STRATEGY	1.70%	CLASS IB	$21.20	105

EQ/CAPITAL GROUP RESEARCH	1.30%	CLASS IB	$72.10	39
EQ/CAPITAL GROUP RESEARCH	1.30%	CLASS IB	$72.43	48
EQ/CAPITAL GROUP RESEARCH	1.55%	CLASS IB	$65.48	8
EQ/CAPITAL GROUP RESEARCH	1.55%	CLASS IB	$69.21	—
EQ/CAPITAL GROUP RESEARCH	1.65%	CLASS IB	$67.06	30
EQ/CAPITAL GROUP RESEARCH	1.65%	CLASS IB	$68.08	19
EQ/CAPITAL GROUP RESEARCH	1.70%	CLASS IB	$62.88	8
EQ/CAPITAL GROUP RESEARCH	1.70%	CLASS IB	$67.53	23

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	CLASS IB	$26.52	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	CLASS IB	$24.84	105
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	CLASS IB	$24.72	461
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	CLASS IB	$24.45	135
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$24.36	149
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$45.62	334
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	CLASS IB	$74.35	40
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	CLASS IB	$43.93	38
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	CLASS IB	$51.45	19
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	CLASS IB	$23.74	7
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	CLASS IB	$43.27	86
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	CLASS IB	$68.85	16
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	CLASS IB	$42.94	77
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	CLASS IB	$49.38	2

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	CLASS IB	$23.07	89
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	CLASS IB	$22.95	203
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	CLASS IB	$22.70	59
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$22.62	123
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$35.20	30
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$44.67	6
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$33.51	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$42.88	1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$22.05	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$32.86	24
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$42.18	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$32.54	13
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$41.84	1

EQ/COMMON STOCK INDEX	1.30%	CLASS IA	$59.88	787
EQ/COMMON STOCK INDEX	1.55%	CLASS IA	$57.48	12
EQ/COMMON STOCK INDEX	1.65%	CLASS IA	$56.54	115
EQ/COMMON STOCK INDEX	1.70%	CLASS IA	$56.08	55
EQ/COMMON STOCK INDEX	0.00%	CLASS IB	$40.66	3
EQ/COMMON STOCK INDEX	1.00%	CLASS IB	$30.80	386
EQ/COMMON STOCK INDEX	1.10%	CLASS IB	$30.65	456
EQ/COMMON STOCK INDEX	1.20%	CLASS IB	$35.97	51
EQ/COMMON STOCK INDEX	1.25%	CLASS IB	$35.75	210

EQ/CONSERVATIVE ALLOCATION	1.00%	CLASS IB	$10.94	273
EQ/CONSERVATIVE ALLOCATION	1.10%	CLASS IB	$10.88	801

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.20%	CLASS IB	$10.82	174
EQ/CONSERVATIVE ALLOCATION	1.25%	CLASS IB	$10.79	1,172

EQ/CONSERVATIVE GROWTH STRATEGY	1.00%	CLASS IB	$10.07	53
EQ/CONSERVATIVE GROWTH STRATEGY	1.10%	CLASS IB	$10.07	109
EQ/CONSERVATIVE GROWTH STRATEGY	1.20%	CLASS IB	$10.07	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.25%	CLASS IB	$10.07	79
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	CLASS IB	$17.67	18,599
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	CLASS IB	$19.58	1,051
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	CLASS IB	$16.96	766
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	CLASS IB	$18.77	90
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	CLASS IB	$16.68	2,031
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	CLASS IB	$18.46	163
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	CLASS IB	$16.55	680
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	CLASS IB	$18.30	20

EQ/CONSERVATIVE STRATEGY	1.30%	CLASS IB	$13.29	13,311
EQ/CONSERVATIVE STRATEGY	1.30%	CLASS IB	$14.18	557
EQ/CONSERVATIVE STRATEGY	1.55%	CLASS IB	$12.76	578
EQ/CONSERVATIVE STRATEGY	1.55%	CLASS IB	$13.59	73
EQ/CONSERVATIVE STRATEGY	1.65%	CLASS IB	$12.55	1,354
EQ/CONSERVATIVE STRATEGY	1.65%	CLASS IB	$13.36	94
EQ/CONSERVATIVE STRATEGY	1.70%	CLASS IB	$12.45	527
EQ/CONSERVATIVE STRATEGY	1.70%	CLASS IB	$13.25	28

EQ/CORE BOND INDEX	0.30%	CLASS IB	$11.64	153
EQ/CORE BOND INDEX	1.00%	CLASS IB	$10.48	785
EQ/CORE BOND INDEX	1.10%	CLASS IB	$10.43	1,585
EQ/CORE BOND INDEX	1.20%	CLASS IB	$10.42	106
EQ/CORE BOND INDEX	1.25%	CLASS IB	$10.36	2,000
EQ/CORE BOND INDEX	1.30%	CLASS IB	$11.02	2,561
EQ/CORE BOND INDEX	1.30%	CLASS IB	$11.16	999
EQ/CORE BOND INDEX	1.55%	CLASS IB	$10.57	1,040
EQ/CORE BOND INDEX	1.55%	CLASS IB	$13.81	157
EQ/CORE BOND INDEX	1.65%	CLASS IB	$10.34	781
EQ/CORE BOND INDEX	1.65%	CLASS IB	$10.40	1,454
EQ/CORE BOND INDEX	1.70%	CLASS IB	$10.32	222
EQ/CORE BOND INDEX	1.70%	CLASS IB	$13.23	55

EQ/CORE PLUS BOND	0.00%	CLASS IB	$11.82	3
EQ/CORE PLUS BOND	0.30%	CLASS IB	$11.71	1
EQ/CORE PLUS BOND	1.00%	CLASS IB	$11.45	170
EQ/CORE PLUS BOND	1.10%	CLASS IB	$11.41	508
EQ/CORE PLUS BOND	1.20%	CLASS IB	$11.37	35
EQ/CORE PLUS BOND	1.25%	CLASS IB	$11.36	575
EQ/CORE PLUS BOND	1.30%	CLASS IB	$ 9.03	1,569
EQ/CORE PLUS BOND	1.30%	CLASS IB	$12.39	63
EQ/CORE PLUS BOND	1.55%	CLASS IB	$ 8.93	31
EQ/CORE PLUS BOND	1.55%	CLASS IB	$29.62	7
EQ/CORE PLUS BOND	1.65%	CLASS IB	$ 8.88	238
EQ/CORE PLUS BOND	1.65%	CLASS IB	$11.55	18
EQ/CORE PLUS BOND	1.70%	CLASS IB	$ 8.86	182
EQ/CORE PLUS BOND	1.70%	CLASS IB	$27.91	1

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EMERGING MARKETS EQUITY PLUS	0.00%	CLASS IB	$15.84	—
EQ/EMERGING MARKETS EQUITY PLUS	0.65%	CLASS IB	$14.65	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	CLASS IB	$14.01	53
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	CLASS IB	$13.94	59
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	CLASS IB	$14.01	15
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	CLASS IB	$13.92	92
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	CLASS IB	$13.33	108
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	CLASS IB	$13.05	4
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	CLASS IB	$12.73	14
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	CLASS IB	$12.65	19

EQ/EQUITY 500 INDEX	1.30%	CLASS IA	$63.00	2,197
EQ/EQUITY 500 INDEX	1.55%	CLASS IA	$60.48	136
EQ/EQUITY 500 INDEX	1.65%	CLASS IA	$59.50	398
EQ/EQUITY 500 INDEX	1.70%	CLASS IA	$59.01	438
EQ/EQUITY 500 INDEX	0.00%	CLASS IB	$43.69	15
EQ/EQUITY 500 INDEX	0.30%	CLASS IB	$43.17	56
EQ/EQUITY 500 INDEX	1.00%	CLASS IB	$32.92	1,593
EQ/EQUITY 500 INDEX	1.10%	CLASS IB	$32.76	4,034
EQ/EQUITY 500 INDEX	1.20%	CLASS IB	$38.65	369
EQ/EQUITY 500 INDEX	1.25%	CLASS IB	$38.42	2,783

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	CLASS IB	$42.99	1
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	CLASS IB	$32.75	142
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	CLASS IB	$32.58	503
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	CLASS IB	$38.49	143
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	CLASS IB	$38.26	488
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	CLASS IB	$61.86	1,028
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	CLASS IB	$59.38	29
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	CLASS IB	$58.42	202
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	CLASS IB	$57.94	143

EQ/FRANKLIN RISING DIVIDENDS	0.30%	CLASS IB	$32.91	1
EQ/FRANKLIN RISING DIVIDENDS	1.00%	CLASS IB	$26.75	206
EQ/FRANKLIN RISING DIVIDENDS	1.10%	CLASS IB	$26.62	897
EQ/FRANKLIN RISING DIVIDENDS	1.20%	CLASS IB	$29.47	107
EQ/FRANKLIN RISING DIVIDENDS	1.25%	CLASS IB	$29.29	775
EQ/FRANKLIN RISING DIVIDENDS	1.30%	CLASS IB	$33.79	1,103
EQ/FRANKLIN RISING DIVIDENDS	1.55%	CLASS IB	$30.91	19
EQ/FRANKLIN RISING DIVIDENDS	1.65%	CLASS IB	$32.28	137
EQ/FRANKLIN RISING DIVIDENDS	1.70%	CLASS IB	$32.07	183

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$26.00	77
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$34.04	12
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$24.76	12
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$32.67	6
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$24.28	57
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$32.14	9
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$24.04	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$31.88	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$28.15	31
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	CLASS IB	$59.72	32
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$27.02	3
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	CLASS IB	$42.44	17

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$26.58	13
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	CLASS IB	$55.35	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$26.36	4
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	CLASS IB	$40.65	2

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.00%	CLASS IB	$13.92	44
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	CLASS IB	$15.41	16,946
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	CLASS IB	$15.04	204

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	CLASS IB	$14.44	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	CLASS IB	$14.13	76
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	CLASS IB	$14.05	5
EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	CLASS IB	$40.11	220
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	CLASS IB	$38.50	15
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	CLASS IB	$37.87	49
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	CLASS IB	$37.57	54

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.00%	CLASS IB	$13.17	140
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.10%	CLASS IB	$10.16	430
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.20%	CLASS IB	$10.16	63
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.25%	CLASS IB	$13.10	348
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$10.15	101
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$14.74	20,284
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.55%	CLASS IB	$10.15	14
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$10.15	93
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.20	1,217
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	CLASS IB	$14.12	387

EQ/GROWTH STRATEGY	1.30%	CLASS IB	$26.73	44,804
EQ/GROWTH STRATEGY	1.30%	CLASS IB	$30.94	9,344
EQ/GROWTH STRATEGY	1.55%	CLASS IB	$25.66	603
EQ/GROWTH STRATEGY	1.55%	CLASS IB	$29.67	566
EQ/GROWTH STRATEGY	1.65%	CLASS IB	$25.24	4,968
EQ/GROWTH STRATEGY	1.65%	CLASS IB	$29.17	2,516
EQ/GROWTH STRATEGY	1.70%	CLASS IB	$25.04	4,243
EQ/GROWTH STRATEGY	1.70%	CLASS IB	$28.93	622

EQ/INTERMEDIATE CORPORATE BOND	1.00%	CLASS IB	$12.04	13
EQ/INTERMEDIATE CORPORATE BOND	1.25%	CLASS IB	$11.98	6

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	CLASS IB	$11.07	34
EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	CLASS IB	$10.94	14
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	CLASS IB	$10.56	1
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	CLASS IB	$ 9.97	455
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	CLASS IB	$ 9.92	934
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	CLASS IB	$ 9.80	127
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	CLASS IB	$ 9.74	720
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	CLASS IB	$10.00	1,176
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	CLASS IB	$10.79	379
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	CLASS IB	$ 9.59	505
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	CLASS IB	$18.38	43
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	CLASS IB	$ 9.44	597
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	CLASS IB	$10.04	92
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	CLASS IB	$ 9.36	61
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	CLASS IB	$17.43	6

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	CLASS IB	$18.77	78
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	CLASS IB	$26.11	68
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	CLASS IB	$18.02	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	CLASS IB	$20.89	26
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	CLASS IB	$17.72	21
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	CLASS IB	$24.17	37
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	CLASS IB	$17.58	4
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	CLASS IB	$20.06	7

EQ/INTERNATIONAL EQUITY INDEX	1.30%	CLASS IA	$21.06	620
EQ/INTERNATIONAL EQUITY INDEX	1.55%	CLASS IA	$20.22	34
EQ/INTERNATIONAL EQUITY INDEX	1.65%	CLASS IA	$19.89	168
EQ/INTERNATIONAL EQUITY INDEX	1.70%	CLASS IA	$19.73	237
EQ/INTERNATIONAL EQUITY INDEX	0.00%	CLASS IB	$19.60	12
EQ/INTERNATIONAL EQUITY INDEX	0.30%	CLASS IB	$19.37	5
EQ/INTERNATIONAL EQUITY INDEX	1.00%	CLASS IB	$17.31	652
EQ/INTERNATIONAL EQUITY INDEX	1.10%	CLASS IB	$17.22	835
EQ/INTERNATIONAL EQUITY INDEX	1.20%	CLASS IB	$17.34	130
EQ/INTERNATIONAL EQUITY INDEX	1.25%	CLASS IB	$17.23	916

EQ/INTERNATIONAL MANAGED VOLATILITY	0.65%	CLASS IB	$18.80	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	CLASS IB	$17.66	67
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	CLASS IB	$17.95	506
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	CLASS IB	$17.23	248
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	CLASS IB	$16.87	42
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	CLASS IB	$16.95	380
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	CLASS IB	$16.76	16
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	CLASS IB	$16.81	7

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$17.46	33
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$16.76	3
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$16.49	4
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$16.35	1

EQ/INVESCO COMSTOCK	1.00%	CLASS IB	$14.83	31
EQ/INVESCO COMSTOCK	1.30%	CLASS IB	$41.00	41
EQ/INVESCO COMSTOCK	1.30%	CLASS IB	$46.48	422
EQ/INVESCO COMSTOCK	1.55%	CLASS IB	$38.91	13
EQ/INVESCO COMSTOCK	1.55%	CLASS IB	$44.62	15
EQ/INVESCO COMSTOCK	1.65%	CLASS IB	$38.10	33
EQ/INVESCO COMSTOCK	1.65%	CLASS IB	$43.89	91
EQ/INVESCO COMSTOCK	1.70%	CLASS IB	$37.70	3
EQ/INVESCO COMSTOCK	1.70%	CLASS IB	$43.53	74

EQ/INVESCO GLOBAL	1.00%	CLASS IB	$23.13	60
EQ/INVESCO GLOBAL	1.10%	CLASS IB	$23.02	439
EQ/INVESCO GLOBAL	1.20%	CLASS IB	$25.68	47
EQ/INVESCO GLOBAL	1.25%	CLASS IB	$25.53	152
EQ/INVESCO GLOBAL	1.30%	CLASS IB	$34.55	53
EQ/INVESCO GLOBAL	1.30%	CLASS IB	$38.19	472
EQ/INVESCO GLOBAL	1.55%	CLASS IB	$32.90	7
EQ/INVESCO GLOBAL	1.55%	CLASS IB	$36.66	15
EQ/INVESCO GLOBAL	1.65%	CLASS IB	$32.26	84
EQ/INVESCO GLOBAL	1.65%	CLASS IB	$36.06	76
EQ/INVESCO GLOBAL	1.70%	CLASS IB	$31.95	4
EQ/INVESCO GLOBAL	1.70%	CLASS IB	$35.77	94

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/INVESCO GLOBAL REAL ASSETS	0.30%	CLASS IB	$16.86	1
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	CLASS IB	$13.71	34
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	CLASS IB	$13.64	216
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	CLASS IB	$15.10	95
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	CLASS IB	$15.01	142
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	CLASS IB	$21.76	389
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	CLASS IB	$20.89	34
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	CLASS IB	$20.55	176
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	CLASS IB	$20.38	149

EQ/INVESCO MODERATE ALLOCATION	1.30%	CLASS IB	$13.95	10,250
EQ/INVESCO MODERATE ALLOCATION	1.65%	CLASS IB	$13.44	584
EQ/INVESCO MODERATE ALLOCATION	1.70%	CLASS IB	$13.36	143

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	CLASS IB	$15.13	9,537
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	CLASS IB	$14.77	159

EQ/JANUS ENTERPRISE	0.30%	CLASS IB	$26.49	2
EQ/JANUS ENTERPRISE	1.00%	CLASS IB	$22.00	303
EQ/JANUS ENTERPRISE	1.10%	CLASS IB	$21.89	884
EQ/JANUS ENTERPRISE	1.20%	CLASS IB	$23.72	78
EQ/JANUS ENTERPRISE	1.25%	CLASS IB	$23.58	425
EQ/JANUS ENTERPRISE	1.30%	CLASS IB	$39.38	432
EQ/JANUS ENTERPRISE	1.30%	CLASS IB	$49.88	121
EQ/JANUS ENTERPRISE	1.55%	CLASS IB	$37.80	45
EQ/JANUS ENTERPRISE	1.55%	CLASS IB	$47.34	33
EQ/JANUS ENTERPRISE	1.65%	CLASS IB	$37.19	121
EQ/JANUS ENTERPRISE	1.65%	CLASS IB	$46.35	55
EQ/JANUS ENTERPRISE	1.70%	CLASS IB	$36.88	97
EQ/JANUS ENTERPRISE	1.70%	CLASS IB	$45.87	13

EQ/JPMORGAN GROWTH ALLOCATION	1.00%	CLASS IB	$13.34	19
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	CLASS IB	$15.07	21,368
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	CLASS IB	$14.64	324

EQ/JPMORGAN GROWTH STOCK	0.00%	CLASS IB	$45.78	7
EQ/JPMORGAN GROWTH STOCK	0.30%	CLASS IB	$45.22	4
EQ/JPMORGAN GROWTH STOCK	1.00%	CLASS IB	$34.14	503
EQ/JPMORGAN GROWTH STOCK	1.10%	CLASS IB	$33.97	1,583
EQ/JPMORGAN GROWTH STOCK	1.20%	CLASS IB	$40.50	136
EQ/JPMORGAN GROWTH STOCK	1.25%	CLASS IB	$40.25	825
EQ/JPMORGAN GROWTH STOCK	1.30%	CLASS IB	$36.79	155
EQ/JPMORGAN GROWTH STOCK	1.30%	CLASS IB	$70.64	1,233
EQ/JPMORGAN GROWTH STOCK	1.55%	CLASS IB	$67.81	31
EQ/JPMORGAN GROWTH STOCK	1.55%	CLASS IB	$87.47	13
EQ/JPMORGAN GROWTH STOCK	1.65%	CLASS IB	$66.71	230
EQ/JPMORGAN GROWTH STOCK	1.65%	CLASS IB	$84.21	34
EQ/JPMORGAN GROWTH STOCK	1.70%	CLASS IB	$66.17	188
EQ/JPMORGAN GROWTH STOCK	1.70%	CLASS IB	$82.62	5

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.00%	CLASS IB	$10.22	—
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.10%	CLASS IB	$10.21	5
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.25%	CLASS IB	$10.21	126
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.30%	CLASS IB	$14.52	8,293
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.65%	CLASS IB	$14.02	387
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	1.70%	CLASS IB	$13.95	24

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	CLASS IB	$22.41	2
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	CLASS IB	$21.25	625
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	CLASS IB	$21.14	1,210
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	CLASS IB	$14.52	25
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	CLASS IB	$20.91	712
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$14.48	86
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$20.84	726
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$49.08	83
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	CLASS IB	$52.53	44
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	CLASS IB	$47.11	12
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	CLASS IB	$54.05	5
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$14.32	8
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$20.31	26
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$46.35	118
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	CLASS IB	$48.69	21
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	CLASS IB	$14.29	166
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	CLASS IB	$45.97	2
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	CLASS IB	$51.74	6

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	CLASS IB	$54.40	29
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	CLASS IB	$39.43	9
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	CLASS IB	$50.38	52
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	CLASS IB	$37.84	18

EQ/LARGE CAP GROWTH INDEX	0.00%	CLASS IB	$59.18	1
EQ/LARGE CAP GROWTH INDEX	0.30%	CLASS IB	$58.47	1
EQ/LARGE CAP GROWTH INDEX	0.65%	CLASS IB	$84.35	—
EQ/LARGE CAP GROWTH INDEX	1.00%	CLASS IB	$43.71	316
EQ/LARGE CAP GROWTH INDEX	1.10%	CLASS IB	$43.49	633
EQ/LARGE CAP GROWTH INDEX	1.20%	CLASS IB	$52.36	52
EQ/LARGE CAP GROWTH INDEX	1.25%	CLASS IB	$52.04	346
EQ/LARGE CAP GROWTH INDEX	1.30%	CLASS IB	$88.39	469
EQ/LARGE CAP GROWTH INDEX	1.55%	CLASS IB	$84.84	15
EQ/LARGE CAP GROWTH INDEX	1.65%	CLASS IB	$83.47	72
EQ/LARGE CAP GROWTH INDEX	1.70%	CLASS IB	$82.79	70

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	CLASS IB	$66.43	19
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	CLASS IB	$77.56	81
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	CLASS IB	$63.77	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	CLASS IB	$84.14	16
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	CLASS IB	$62.73	4
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	CLASS IB	$71.89	31
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	CLASS IB	$62.22	2
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	CLASS IB	$80.54	6

EQ/LARGE CAP VALUE INDEX	0.00%	CLASS IB	$27.82	3
EQ/LARGE CAP VALUE INDEX	0.30%	CLASS IB	$27.48	37
EQ/LARGE CAP VALUE INDEX	1.00%	CLASS IB	$21.49	559
EQ/LARGE CAP VALUE INDEX	1.10%	CLASS IB	$21.38	1,302
EQ/LARGE CAP VALUE INDEX	1.20%	CLASS IB	$24.61	190
EQ/LARGE CAP VALUE INDEX	1.25%	CLASS IB	$24.46	916
EQ/LARGE CAP VALUE INDEX	1.30%	CLASS IB	$40.00	330
EQ/LARGE CAP VALUE INDEX	1.55%	CLASS IB	$38.39	13
EQ/LARGE CAP VALUE INDEX	1.65%	CLASS IB	$37.77	54
EQ/LARGE CAP VALUE INDEX	1.70%	CLASS IB	$37.46	94

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$34.08	125
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$36.74	192
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$35.27	5
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$37.57	21
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$31.58	52
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$34.70	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$34.42	20
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$36.00	7

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	CLASS IB	$17.60	5
EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	CLASS IB	$17.39	10
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	CLASS IB	$16.67	293
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	CLASS IB	$16.58	579
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	CLASS IB	$15.57	140
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	CLASS IB	$15.47	392
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	CLASS IB	$18.88	793
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	CLASS IB	$18.12	63
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	CLASS IB	$17.83	243
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	CLASS IB	$17.68	172

EQ/LONG-TERM BOND	1.00%	CLASS IB	$11.61	9

EQ/LOOMIS SAYLES GROWTH	0.30%	CLASS IB	$53.11	—
EQ/LOOMIS SAYLES GROWTH	1.00%	CLASS IB	$40.30	167
EQ/LOOMIS SAYLES GROWTH	1.10%	CLASS IB	$40.10	581
EQ/LOOMIS SAYLES GROWTH	1.20%	CLASS IB	$47.56	68
EQ/LOOMIS SAYLES GROWTH	1.25%	CLASS IB	$47.27	409
EQ/LOOMIS SAYLES GROWTH	1.30%	CLASS IB	$66.98	48
EQ/LOOMIS SAYLES GROWTH	1.30%	CLASS IB	$70.10	573
EQ/LOOMIS SAYLES GROWTH	1.55%	CLASS IB	$64.60	4
EQ/LOOMIS SAYLES GROWTH	1.55%	CLASS IB	$67.29	13
EQ/LOOMIS SAYLES GROWTH	1.65%	CLASS IB	$63.67	10
EQ/LOOMIS SAYLES GROWTH	1.65%	CLASS IB	$66.19	104
EQ/LOOMIS SAYLES GROWTH	1.70%	CLASS IB	$63.21	3
EQ/LOOMIS SAYLES GROWTH	1.70%	CLASS IB	$65.66	86

EQ/MFS INTERNATIONAL GROWTH	0.00%	CLASS IB	$23.32	1
EQ/MFS INTERNATIONAL GROWTH	0.30%	CLASS IB	$23.04	1
EQ/MFS INTERNATIONAL GROWTH	1.00%	CLASS IB	$20.55	256
EQ/MFS INTERNATIONAL GROWTH	1.10%	CLASS IB	$20.45	753
EQ/MFS INTERNATIONAL GROWTH	1.20%	CLASS IB	$20.63	101
EQ/MFS INTERNATIONAL GROWTH	1.25%	CLASS IB	$20.50	362
EQ/MFS INTERNATIONAL GROWTH	1.30%	CLASS IB	$15.64	161
EQ/MFS INTERNATIONAL GROWTH	1.30%	CLASS IB	$27.60	967
EQ/MFS INTERNATIONAL GROWTH	1.55%	CLASS IB	$26.49	33
EQ/MFS INTERNATIONAL GROWTH	1.55%	CLASS IB	$33.42	12
EQ/MFS INTERNATIONAL GROWTH	1.65%	CLASS IB	$26.06	176
EQ/MFS INTERNATIONAL GROWTH	1.65%	CLASS IB	$32.73	21
EQ/MFS INTERNATIONAL GROWTH	1.70%	CLASS IB	$25.85	158
EQ/MFS INTERNATIONAL GROWTH	1.70%	CLASS IB	$32.39	9

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	CLASS IB	$26.94	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	CLASS IB	$26.62	3
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	CLASS IB	$21.74	269
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	CLASS IB	$21.63	1,321
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	CLASS IB	$23.84	213
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	CLASS IB	$23.69	815

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	CLASS IB	$ 35.00	1,124
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	CLASS IB	$ 33.60	51
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	CLASS IB	$ 33.05	301
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	CLASS IB	$ 32.78	294

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	CLASS IB	$ 44.39	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	CLASS IB	$ 50.59	349
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	CLASS IB	$ 48.56	15
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	CLASS IB	$ 47.77	51
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	CLASS IB	$ 47.38	59

EQ/MFS TECHNOLOGY	0.00%	CLASS IB	$ 31.06	3
EQ/MFS TECHNOLOGY	0.30%	CLASS IB	$ 30.69	1
EQ/MFS TECHNOLOGY	1.00%	CLASS IB	$ 29.10	348
EQ/MFS TECHNOLOGY	1.10%	CLASS IB	$ 28.96	657
EQ/MFS TECHNOLOGY	1.20%	CLASS IB	$ 22.03	212
EQ/MFS TECHNOLOGY	1.25%	CLASS IB	$ 28.64	462
EQ/MFS TECHNOLOGY	1.30%	CLASS IB	$102.25	473
EQ/MFS TECHNOLOGY	1.55%	CLASS IB	$ 98.15	57
EQ/MFS TECHNOLOGY	1.65%	CLASS IB	$ 96.55	89
EQ/MFS TECHNOLOGY	1.70%	CLASS IB	$ 95.77	64

EQ/MFS UTILITIES SERIES	0.30%	CLASS IB	$ 22.12	1
EQ/MFS UTILITIES SERIES	1.00%	CLASS IB	$ 17.67	170
EQ/MFS UTILITIES SERIES	1.10%	CLASS IB	$ 17.58	186
EQ/MFS UTILITIES SERIES	1.20%	CLASS IB	$ 19.81	84
EQ/MFS UTILITIES SERIES	1.25%	CLASS IB	$ 19.69	179
EQ/MFS UTILITIES SERIES	1.30%	CLASS IB	$ 32.41	336
EQ/MFS UTILITIES SERIES	1.55%	CLASS IB	$ 31.11	6
EQ/MFS UTILITIES SERIES	1.65%	CLASS IB	$ 30.61	49
EQ/MFS UTILITIES SERIES	1.70%	CLASS IB	$ 30.36	45

EQ/MID CAP INDEX	0.00%	CLASS IB	$ 27.71	3
EQ/MID CAP INDEX	0.30%	CLASS IB	$ 27.38	3
EQ/MID CAP INDEX	1.00%	CLASS IB	$ 21.47	406
EQ/MID CAP INDEX	1.10%	CLASS IB	$ 21.36	768
EQ/MID CAP INDEX	1.20%	CLASS IB	$ 24.51	144
EQ/MID CAP INDEX	1.25%	CLASS IB	$ 24.36	523
EQ/MID CAP INDEX	1.30%	CLASS IB	$ 44.78	704
EQ/MID CAP INDEX	1.55%	CLASS IB	$ 42.98	22
EQ/MID CAP INDEX	1.65%	CLASS IB	$ 42.29	141
EQ/MID CAP INDEX	1.70%	CLASS IB	$ 41.94	141

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$ 35.23	76
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	CLASS IB	$ 40.56	60
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$ 33.82	2
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	CLASS IB	$ 42.54	6
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$ 33.27	15
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	CLASS IB	$ 37.59	54
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$ 33.00	3
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	CLASS IB	$ 40.73	4

EQ/MODERATE ALLOCATION	1.30%	CLASS IA	$ 19.45	1,174
EQ/MODERATE ALLOCATION	1.55%	CLASS IA	$ 18.67	27
EQ/MODERATE ALLOCATION	1.65%	CLASS IA	$ 18.37	222
EQ/MODERATE ALLOCATION	1.70%	CLASS IA	$ 18.22	106
EQ/MODERATE ALLOCATION	1.00%	CLASS IB	$ 15.10	1,077

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE ALLOCATION	1.10%	CLASS IB	$15.03	1,552
EQ/MODERATE ALLOCATION	1.20%	CLASS IB	$15.68	142
EQ/MODERATE ALLOCATION	1.25%	CLASS IB	$15.59	3,199

EQ/MODERATE GROWTH STRATEGY	0.65%	CLASS IB	$23.45	3
EQ/MODERATE GROWTH STRATEGY	1.30%	CLASS IB	$23.35	53,398
EQ/MODERATE GROWTH STRATEGY	1.30%	CLASS IB	$27.04	8,181
EQ/MODERATE GROWTH STRATEGY	1.55%	CLASS IB	$22.41	4,975
EQ/MODERATE GROWTH STRATEGY	1.55%	CLASS IB	$25.92	763
EQ/MODERATE GROWTH STRATEGY	1.65%	CLASS IB	$22.05	10,973
EQ/MODERATE GROWTH STRATEGY	1.65%	CLASS IB	$25.49	1,851
EQ/MODERATE GROWTH STRATEGY	1.70%	CLASS IB	$21.87	3,793
EQ/MODERATE GROWTH STRATEGY	1.70%	CLASS IB	$25.27	566

EQ/MODERATE-PLUS ALLOCATION	1.00%	CLASS IB	$17.82	598
EQ/MODERATE-PLUS ALLOCATION	1.10%	CLASS IB	$17.73	941
EQ/MODERATE-PLUS ALLOCATION	1.20%	CLASS IB	$18.94	95
EQ/MODERATE-PLUS ALLOCATION	1.25%	CLASS IB	$18.82	550
EQ/MODERATE-PLUS ALLOCATION	1.30%	CLASS IB	$25.16	287
EQ/MODERATE-PLUS ALLOCATION	1.55%	CLASS IB	$24.15	42
EQ/MODERATE-PLUS ALLOCATION	1.65%	CLASS IB	$23.76	44
EQ/MODERATE-PLUS ALLOCATION	1.70%	CLASS IB	$23.56	18

EQ/MONEY MARKET	0.65%	CLASS IA	$10.75	—
EQ/MONEY MARKET	1.30%	CLASS IA	$ 9.62	3,335
EQ/MONEY MARKET	1.55%	CLASS IA	$ 9.23	127
EQ/MONEY MARKET	1.65%	CLASS IA	$ 9.08	879
EQ/MONEY MARKET	1.70%	CLASS IA	$ 9.01	351
EQ/MONEY MARKET+	0.00%	CLASS IB	$10.84	85
EQ/MONEY MARKET+	0.00%	CLASS IB	$11.15	195
EQ/MONEY MARKET	0.00%	CLASS IB	$11.59	27
EQ/MONEY MARKET+	0.00%	CLASS IB	$11.62	34
EQ/MONEY MARKET	0.30%	CLASS IB	$11.45	18
EQ/MONEY MARKET	1.00%	CLASS IB	$10.60	2,171
EQ/MONEY MARKET	1.10%	CLASS IB	$10.55	1,960
EQ/MONEY MARKET	1.20%	CLASS IB	$10.25	488
EQ/MONEY MARKET	1.25%	CLASS IB	$10.19	5,365
EQ/MONEY MARKET	1.30%	CLASS IB	$10.14	498
EQ/MONEY MARKET	1.55%	CLASS IB	$26.34	19
EQ/MONEY MARKET	1.65%	CLASS IB	$ 9.48	230
EQ/MONEY MARKET	1.70%	CLASS IB	$24.62	51

EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	CLASS IB	$16.78	23
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	CLASS IB	$16.69	12
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	CLASS IB	$16.64	18
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	CLASS IB	$16.59	152
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	CLASS IB	$16.36	36
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	CLASS IB	$16.27	51
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	CLASS IB	$16.22	12

EQ/PIMCO GLOBAL REAL RETURN	0.00%	CLASS IB	$12.73	9
EQ/PIMCO GLOBAL REAL RETURN	0.30%	CLASS IB	$12.58	6
EQ/PIMCO GLOBAL REAL RETURN	1.00%	CLASS IB	$10.95	127
EQ/PIMCO GLOBAL REAL RETURN	1.10%	CLASS IB	$10.89	343
EQ/PIMCO GLOBAL REAL RETURN	1.20%	CLASS IB	$11.26	52
EQ/PIMCO GLOBAL REAL RETURN	1.25%	CLASS IB	$11.19	220

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO GLOBAL REAL RETURN	1.30%	CLASS IB	$10.75	289
EQ/PIMCO GLOBAL REAL RETURN	1.55%	CLASS IB	$10.10	1
EQ/PIMCO GLOBAL REAL RETURN	1.65%	CLASS IB	$10.27	64
EQ/PIMCO GLOBAL REAL RETURN	1.70%	CLASS IB	$10.20	75

EQ/PIMCO REAL RETURN	1.30%	CLASS IB	$13.15	619
EQ/PIMCO REAL RETURN	1.55%	CLASS IB	$12.62	67
EQ/PIMCO REAL RETURN	1.65%	CLASS IB	$12.42	447
EQ/PIMCO REAL RETURN	1.70%	CLASS IB	$12.31	156

EQ/PIMCO TOTAL RETURN ESG	0.00%	CLASS IB	$12.66	11
EQ/PIMCO TOTAL RETURN ESG	0.30%	CLASS IB	$12.51	4
EQ/PIMCO TOTAL RETURN ESG	0.65%	CLASS IB	$12.83	—
EQ/PIMCO TOTAL RETURN ESG	1.00%	CLASS IB	$11.06	454
EQ/PIMCO TOTAL RETURN ESG	1.10%	CLASS IB	$11.00	1,865
EQ/PIMCO TOTAL RETURN ESG	1.20%	CLASS IB	$11.20	234
EQ/PIMCO TOTAL RETURN ESG	1.25%	CLASS IB	$11.13	2,091
EQ/PIMCO TOTAL RETURN ESG	1.30%	CLASS IB	$12.72	1,793
EQ/PIMCO TOTAL RETURN ESG	1.55%	CLASS IB	$12.21	103
EQ/PIMCO TOTAL RETURN ESG	1.65%	CLASS IB	$12.01	671
EQ/PIMCO TOTAL RETURN ESG	1.70%	CLASS IB	$11.92	624

EQ/PIMCO ULTRA SHORT BOND	0.30%	CLASS IB	$12.07	6
EQ/PIMCO ULTRA SHORT BOND	1.00%	CLASS IB	$11.19	486
EQ/PIMCO ULTRA SHORT BOND	1.10%	CLASS IB	$11.14	520
EQ/PIMCO ULTRA SHORT BOND	1.20%	CLASS IB	$10.81	80
EQ/PIMCO ULTRA SHORT BOND	1.25%	CLASS IB	$10.74	732
EQ/PIMCO ULTRA SHORT BOND	1.30%	CLASS IB	$ 9.92	18
EQ/PIMCO ULTRA SHORT BOND	1.30%	CLASS IB	$10.42	626
EQ/PIMCO ULTRA SHORT BOND	1.55%	CLASS IB	$10.00	9
EQ/PIMCO ULTRA SHORT BOND	1.55%	CLASS IB	$10.78	6
EQ/PIMCO ULTRA SHORT BOND	1.65%	CLASS IB	$ 9.84	140
EQ/PIMCO ULTRA SHORT BOND	1.65%	CLASS IB	$10.56	2
EQ/PIMCO ULTRA SHORT BOND	1.70%	CLASS IB	$ 9.76	110
EQ/PIMCO ULTRA SHORT BOND	1.70%	CLASS IB	$10.45	—

EQ/QUALITY BOND PLUS	1.30%	CLASS IB	$10.99	634
EQ/QUALITY BOND PLUS	1.55%	CLASS IB	$15.56	94
EQ/QUALITY BOND PLUS	1.65%	CLASS IB	$10.20	252
EQ/QUALITY BOND PLUS	1.70%	CLASS IB	$14.82	20

EQ/SMALL COMPANY INDEX	0.00%	CLASS IB	$24.98	2
EQ/SMALL COMPANY INDEX	0.30%	CLASS IB	$24.68	3
EQ/SMALL COMPANY INDEX	1.00%	CLASS IB	$20.23	305
EQ/SMALL COMPANY INDEX	1.10%	CLASS IB	$20.13	622
EQ/SMALL COMPANY INDEX	1.20%	CLASS IB	$22.10	99
EQ/SMALL COMPANY INDEX	1.25%	CLASS IB	$21.96	377
EQ/SMALL COMPANY INDEX	1.30%	CLASS IB	$41.48	406
EQ/SMALL COMPANY INDEX	1.55%	CLASS IB	$39.82	10
EQ/SMALL COMPANY INDEX	1.65%	CLASS IB	$39.17	95
EQ/SMALL COMPANY INDEX	1.70%	CLASS IB	$38.85	90

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	CLASS IB	$33.75	2
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	CLASS IB	$33.34	—
EQ/T. ROWE PRICE HEALTH SCIENCES	0.65%	CLASS IB	$68.14	—
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	CLASS IB	$19.78	283

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	CLASS IB	$19.68	711
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	CLASS IB	$29.86	159
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	CLASS IB	$29.67	432
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	CLASS IB	$70.38	466
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	CLASS IB	$67.56	18
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	CLASS IB	$66.46	81
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	CLASS IB	$65.92	68

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	CLASS IB	$10.87	55,141
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	CLASS IB	$10.49	6,857
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	CLASS IB	$10.34	20,243
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	CLASS IB	$10.26	18,903

EQ/VALUE EQUITY	0.30%	CLASS IB	$23.40	1
EQ/VALUE EQUITY	1.00%	CLASS IB	$18.06	78
EQ/VALUE EQUITY	1.10%	CLASS IB	$17.97	472
EQ/VALUE EQUITY	1.20%	CLASS IB	$20.96	114
EQ/VALUE EQUITY	1.25%	CLASS IB	$20.83	190
EQ/VALUE EQUITY	1.30%	CLASS IB	$33.39	853
EQ/VALUE EQUITY	1.55%	CLASS IB	$32.05	45
EQ/VALUE EQUITY	1.65%	CLASS IB	$31.53	195
EQ/VALUE EQUITY	1.70%	CLASS IB	$31.27	194

EQ/WELLINGTON ENERGY	1.00%	CLASS IB	$ 7.02	333
EQ/WELLINGTON ENERGY	1.10%	CLASS IB	$ 6.98	298
EQ/WELLINGTON ENERGY	1.20%	CLASS IB	$ 6.51	87
EQ/WELLINGTON ENERGY	1.25%	CLASS IB	$ 6.47	565
EQ/WELLINGTON ENERGY	1.30%	CLASS IB	$ 9.34	601
EQ/WELLINGTON ENERGY	1.55%	CLASS IB	$ 8.96	23
EQ/WELLINGTON ENERGY	1.65%	CLASS IB	$ 8.82	88
EQ/WELLINGTON ENERGY	1.70%	CLASS IB	$ 8.75	73

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	CLASS IB	$15.18	48
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	CLASS IB	$15.11	221
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	CLASS IB	$14.94	396
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	CLASS IB	$17.44	152
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	CLASS IB	$16.66	18
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.70%	CLASS IB	$16.55	11

EQUITABLE GROWTH MF/ETF	1.00%	CLASS IB	$12.64	115
EQUITABLE GROWTH MF/ETF	1.10%	CLASS IB	$14.88	182
EQUITABLE GROWTH MF/ETF	1.25%	CLASS IB	$12.51	206
EQUITABLE GROWTH MF/ETF	1.30%	CLASS IB	$14.79	20

EQUITABLE MODERATE GROWTH MF/ETF	1.00%	CLASS IB	$11.92	61
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	CLASS IB	$14.08	212
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	CLASS IB	$11.81	499
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	CLASS IB	$13.99	22

FIDELITY® VIP ASSET MANAGER 70%	1.30%	SERVICE CLASS 2	$30.50	3
FIDELITY® VIP ASSET MANAGER 70%	1.55%	SERVICE CLASS 2	$29.28	—
FIDELITY® VIP ASSET MANAGER 70%	1.65%	SERVICE CLASS 2	$28.80	3

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$18.61	2
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$18.47	2

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$21.39	10
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$20.29	10

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$23.54	5

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$22.67	—

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$25.71	13
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$24.76	5
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$24.38	6
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$24.20	3

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$28.61	6
FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$28.26	2
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$22.34	251
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$22.23	604
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$25.31	81
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$25.15	378
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$40.96	587
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$39.32	15
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$38.68	124
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$38.37	94

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$15.15	15
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$14.97	9
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$13.10	581
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$13.03	2,072
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$13.41	282
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$13.32	1,565
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$16.09	1,635
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$15.44	47
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$15.19	427
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$15.07	360

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$16.27	12
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$16.19	141
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$17.30	62
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$17.19	118
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$23.98	119
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$22.66	17
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$22.47	14

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$19.55	1
FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$19.31	1
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$16.32	182
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$16.24	526
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$17.29	272
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$17.19	1,605
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$23.10	582
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$22.18	7
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$21.82	112
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$21.65	99

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$ 9.42	54
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$11.28	14
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$11.21	22
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$ 8.53	3

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$ 8.21	1
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$ 8.09	3

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	CLASS IC	$53.05	30
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	CLASS IC	$41.12	172
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	CLASS IC	$47.76	35
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	CLASS IC	$47.49	168
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	CLASS IC	$47.21	318
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	CLASS IC	$45.31	34
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	CLASS IC	$45.04	25

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$13.23	57
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$13.17	102
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$13.86	31
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$13.78	342

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$38.75	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$36.45	450
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$31.10	1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$34.99	11
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$30.67	70
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$34.42	57
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$30.45	118
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$34.14	—

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$19.23	516
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$18.50	10
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$18.40	2

INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$15.58	61
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$15.50	148
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$20.80	25
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$20.67	192

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$27.96	7
JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$27.63	98
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$22.40	1,023
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$22.28	2,392
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$24.74	235
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$24.59	7,350

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$12.49	1
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$12.34	15
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$10.80	228
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$10.74	1,377
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$11.05	304
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$10.98	2,073

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$15.89	4
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$18.76	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$13.42	532
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$13.35	1,815

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$ 14.23	222
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$ 14.14	1,518
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$ 16.61	1,316
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$ 15.99	38
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$ 15.75	319
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$ 15.64	362

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$ 59.26	101
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$ 56.89	7
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$ 55.96	26
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$ 55.51	10

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	CLASS IB	$ 70.16	165
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	CLASS IB	$294.87	5
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	CLASS IB	$ 65.43	45
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	CLASS IB	$277.48	2

MULTIMANAGER CORE BOND	1.30%	CLASS IB	$ 14.11	1,922
MULTIMANAGER CORE BOND	1.55%	CLASS IB	$ 14.23	363
MULTIMANAGER CORE BOND	1.65%	CLASS IB	$ 13.00	907
MULTIMANAGER CORE BOND	1.70%	CLASS IB	$ 13.72	163

MULTIMANAGER TECHNOLOGY	0.00%	CLASS IB	$ 74.18	—
MULTIMANAGER TECHNOLOGY	0.30%	CLASS IB	$ 73.28	1
MULTIMANAGER TECHNOLOGY	1.00%	CLASS IB	$ 53.10	250
MULTIMANAGER TECHNOLOGY	1.10%	CLASS IB	$ 52.84	357
MULTIMANAGER TECHNOLOGY	1.20%	CLASS IB	$ 65.63	24
MULTIMANAGER TECHNOLOGY	1.25%	CLASS IB	$ 65.22	313
MULTIMANAGER TECHNOLOGY	1.30%	CLASS IB	$ 53.15	470
MULTIMANAGER TECHNOLOGY	1.30%	CLASS IB	$117.69	50
MULTIMANAGER TECHNOLOGY	1.55%	CLASS IB	$ 94.70	7
MULTIMANAGER TECHNOLOGY	1.65%	CLASS IB	$ 51.13	63
MULTIMANAGER TECHNOLOGY	1.65%	CLASS IB	$108.82	16
MULTIMANAGER TECHNOLOGY	1.70%	CLASS IB	$ 50.85	13
MULTIMANAGER TECHNOLOGY	1.70%	CLASS IB	$ 91.30	10

NOMURA VIP ASSET STRATEGY SERIES	1.10%	SERVICE CLASS	$ 16.71	18
NOMURA VIP ASSET STRATEGY SERIES	1.20%	SERVICE CLASS	$ 16.80	118
NOMURA VIP ASSET STRATEGY SERIES	1.25%	SERVICE CLASS	$ 16.70	137
NOMURA VIP ASSET STRATEGY SERIES	1.30%	SERVICE CLASS	$ 20.67	188
NOMURA VIP ASSET STRATEGY SERIES	1.55%	SERVICE CLASS	$ 19.90	7
NOMURA VIP ASSET STRATEGY SERIES	1.65%	SERVICE CLASS	$ 19.60	42
NOMURA VIP ASSET STRATEGY SERIES	1.70%	SERVICE CLASS	$ 19.46	51

NOMURA VIP HIGH INCOME SERIES	0.65%	SERVICE CLASS	$ 20.65	—
NOMURA VIP HIGH INCOME SERIES	1.30%	SERVICE CLASS	$ 21.67	1,139

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
NOMURA VIP HIGH INCOME SERIES	1.55%	SERVICE CLASS	$20.80	44
NOMURA VIP HIGH INCOME SERIES	1.65%	SERVICE CLASS	$20.46	205
NOMURA VIP HIGH INCOME SERIES	1.70%	SERVICE CLASS	$20.29	302

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.00%	ADVISOR CLASS	$10.71	5
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$10.58	1
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$12.37	160
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$12.31	179
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 9.48	44
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$ 9.42	196
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$ 9.94	345
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$ 9.54	15
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$ 9.38	124
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$ 9.31	86

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.00%	ADVISOR CLASS	$15.39	3
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$13.51	15
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$13.44	94
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$13.61	30
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$13.53	86
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$17.09	90
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$16.40	17
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$16.14	40
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$16.00	24

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$10.90	63
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$10.84	256
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$10.28	11
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$10.22	249

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$17.76	6
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$17.67	19
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$18.99	10
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$18.87	108

PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$13.36	15
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$12.67	365
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$12.60	1,089
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$12.47	1,886

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2025

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$12.42	143
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$12.11	9

PROFUND VP BEAR	1.30%	COMMON SHARES	$0.69	15
PROFUND VP BEAR	1.55%	COMMON SHARES	$0.66	—
PROFUND VP BEAR	1.65%	COMMON SHARES	$0.65	5

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$59.47	173
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$57.09	8
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$56.16	38
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$55.70	25

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$35.44	54
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$35.26	71
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$34.70	22

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$26.54	4
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$26.22	3
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$21.76	202
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$21.65	420
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$23.48	54
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$23.33	272

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$18.35	263
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$17.61	13
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$17.33	44
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$17.19	26

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$9.40	9
TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$9.29	1
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$8.27	135
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$8.22	618
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$8.32	242
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$8.27	625
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$10.38	1,087
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$9.96	79
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$9.80	283
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$9.72	368

VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$12.85	11
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$12.48	7
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$12.40	21

VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$11.60	18
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$9.81	50
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$9.75	65
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$11.84	268
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$11.37	26
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$11.18	91
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$11.09	60

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
+	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2025, the contract charges were 0.00%.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$345,820	$933,648	$261,789	$204,863	$935,604	$2,684,910
Expenses:
Asset-based charges	49,492	295,006	223,056	119,473	2,370,070	345,477

Net Investment Income (Loss)	296,328	638,642	38,733	85,390	(1,434,466)	2,339,433

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	487,350	(448,755)	658,587	668,987	9,129,996	747,908
Net realized gain distribution from the Portfolios	—	—	990,898	221,508	9,133,506	—

Net realized gain (loss)	487,350	(448,755)	1,649,485	890,495	18,263,502	747,908

Net change in unrealized appreciation (depreciation) of investments	2,352,725	1,219,183	4,274	98,658	(3,798,558)	(1,599,753)

Net Realized and Unrealized Gain (Loss) on Investments	2,840,075	770,428	1,653,759	989,153	14,464,944	(851,845)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,136,403	$1,409,070	$1,692,492	$1,074,543	$13,030,478	$1,487,588

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$16,735	$1,418,100	$23,450	$301,461	$255,388	$156,929
Expenses:
Asset-based charges	56,295	1,232,714	19,548	161,817	128,093	202,769

Net Investment Income (Loss)	(39,560)	185,386	3,902	139,644	127,295	(45,840)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	307,635	14,300,447	142,016	(772,424)	702,805	756,799
Net realized gain distribution from the Portfolios	—	3,311,911	—	—	—	1,368,629

Net realized gain (loss)	307,635	17,612,358	142,016	(772,424)	702,805	2,125,428

Net change in unrealized appreciation (depreciation) of investments	113,201	(8,630,486)	27,288	3,271,136	64,625	(1,743,924)

Net Realized and Unrealized Gain (Loss) on Investments	420,836	8,981,872	169,304	2,498,712	767,430	381,504

Net Increase (Decrease) in Net Assets Resulting from Operations	$381,276	$9,167,258	$173,206	$2,638,356	$894,725	$335,664

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$110,163	$34,631	$18,830	$30,273	$122,780	$1,619,231
Expenses:
Asset-based charges	180,257	143,007	22,122	76,959	34,128	1,279,731

Net Investment Income (Loss)	(70,094)	(108,376)	(3,292)	(46,686)	88,652	339,500

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,883,471	2,663,208	191,715	46,785	764,467	15,374,753
Net realized gain distribution from the Portfolios	1,122,723	737,943	52,190	571,221	29,125	6,295,669

Net realized gain (loss)	3,006,194	3,401,151	243,905	618,006	793,592	21,670,422

Net change in unrealized appreciation (depreciation) of investments	(1,268,274)	(1,687,762)	(44,755)	(810,459)	(897,276)	(8,428,601)

Net Realized and Unrealized Gain (Loss) on Investments	1,737,920	1,713,389	199,150	(192,453)	(103,684)	13,241,821

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,667,826	$1,605,013	$195,858	$(239,139)	$(15,032)	$13,581,321

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$213,478	$22,506	$46,880	$386,177	$738,579	$2,388,383
Expenses:
Asset-based charges	253,270	160,874	36,917	625,695	335,614	930,732

Net Investment Income (Loss)	(39,792)	(138,368)	9,963	(239,518)	402,965	1,457,651

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,784,285	500,015	221,990	5,369,527	(906,066)	5,161,949
Net realized gain distribution from the Portfolios	2,263,962	222,223	114,660	1,800,655	—	5,844,587

Net realized gain (loss)	5,048,247	722,238	336,650	7,170,182	(906,066)	11,006,536

Net change in unrealized appreciation (depreciation) of investments	(1,158,407)	698,156	(168,159)	4,539,623	1,701,559	(898,442)

Net Realized and Unrealized Gain (Loss) on Investments	3,889,840	1,420,394	168,491	11,709,805	795,493	10,108,094

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,850,048	$1,282,026	$178,454	$11,470,287	$1,198,458	$11,565,745

The	accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$3,000,313	$181,788	$467,009	$157,720	$3,601,880
Expenses:
Asset-based charges	812,217	517,377	395,523	1,202,573	366,861	4,570,245

Net Investment Income (Loss)	(812,217)	2,482,936	(213,735)	(735,564)	(209,141)	(968,365)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	18,957,321	(578,963)	279,357	6,691,960	724,310	66,493,679
Net realized gain distribution from the Portfolios	7,303,095	—	1,581,810	8,487,150	575,379	5,433,675

Net realized gain (loss)	26,260,416	(578,963)	1,861,167	15,179,110	1,299,689	71,927,354

Net change in unrealized appreciation (depreciation) of investments	(21,785,924)	(762,590)	(2,554,138)	(8,751,598)	(1,571,688)	(30,241,593)

Net Realized and Unrealized Gain (Loss) on Investments	4,474,492	(1,341,553)	(692,971)	6,427,512	(271,999)	41,685,761

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,662,275	$1,141,383	$(906,706)	$5,691,948	$(481,140)	$40,717,396

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,376,526	$9,092,266	$539,282	$97,148	$341,236	$28,320,360
Expenses:
Asset-based charges	7,270,116	13,641,635	204,279	1,065,880	347,397	35,319,076

Net Investment Income (Loss)	(2,893,590)	(4,549,369)	335,003	(968,732)	(6,161)	(6,998,716)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	117,810,292	116,329,975	452,465	3,200,998	2,399,877	363,190,467
Net realized gain distribution from the Portfolios	10,753,275	56,757,460	—	6,478,112	2,177,900	155,866,523

Net realized gain (loss)	128,563,567	173,087,435	452,465	9,679,110	4,577,777	519,056,990

Net change in unrealized appreciation (depreciation) of investments	(67,570,764)	(74,644,814)	(237,929)	(6,974,660)	(2,036,813)	(372,526,076)

Net Realized and Unrealized Gain (Loss) on Investments	60,992,803	98,442,621	214,536	2,704,450	2,540,964	146,530,914

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,099,213	$93,893,252	$549,539	$1,735,718	$2,534,803	$139,532,198

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,683,500	$1,073,963	$1,084,109	$22,050,074	$51,153	$—
Expenses:
Asset-based charges	1,280,422	1,203,889	955,518	18,620,048	195,035	830,688

Net Investment Income (Loss)	403,078	(129,926)	128,591	3,430,026	(143,882)	(830,688)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	14,353,000	(284,336)	8,292,849	89,269,657	1,884,812	14,463,936
Net realized gain distribution from the Portfolios	4,156,500	5,080,513	95,076	62,186,635	960,910	5,417,964

Net realized gain (loss)	18,509,500	4,796,177	8,387,925	151,456,292	2,845,722	19,881,900

Net change in unrealized appreciation (depreciation) of investments	(4,929,891)	918,139	(2,254,374)	(80,818,582)	(669,285)	(16,210,689)

Net Realized and Unrealized Gain (Loss) on Investments	13,579,609	5,714,316	6,133,551	70,637,710	2,176,437	3,671,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,982,687	$5,584,390	$6,262,142	$74,067,736	$2,032,555	$2,840,523

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CORE BOND INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,500	$538,823	$793,987	$10,177,768	$6,284,106	$3,771,644
Expenses:
Asset-based charges	182,226	1,333,461	388,034	7,870,164	4,114,542	2,307,886

Net Investment Income (Loss)	(164,726)	(794,638)	405,953	2,307,604	2,169,564	1,463,758

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,088,394	17,238,406	543,343	29,309,490	12,863,091	5,169,687
Net realized gain distribution from the Portfolios	78,505	6,404,378	615,150	22,054,584	5,996,620	—

Net realized gain (loss)	2,166,899	23,642,784	1,158,493	51,364,074	18,859,711	5,169,687

Net change in unrealized appreciation (depreciation) of investments	(1,277,150)	(10,778,429)	262,112	(23,456,497)	(6,172,834)	1,987,763

Net Realized and Unrealized Gain (Loss) on Investments	889,749	12,864,355	1,420,605	27,907,577	12,686,877	7,157,450

Net Increase (Decrease) in Net Assets Resulting from Operations	$725,023	$12,069,717	$1,826,558	$30,215,181	$14,856,441	$8,621,208

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,732,354	$99,039	$3,451,701	$408,426	$762,135	$42,276
Expenses:
Asset-based charges	560,629	69,890	6,774,620	1,920,702	1,601,215	70,179

Net Investment Income (Loss)	1,171,725	29,149	(3,322,919)	(1,512,276)	(839,080)	(27,903)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(808,674)	599,859	124,035,427	34,269,171	14,869,373	695
Net realized gain distribution from the Portfolios	—	—	12,724,304	7,649,547	3,975,501	368,045

Net realized gain (loss)	(808,674)	599,859	136,759,731	41,918,718	18,844,874	368,740

Net change in unrealized appreciation (depreciation) of investments	2,729,769	852,654	(66,815,075)	(24,018,325)	(6,984,365)	(139,903)

Net Realized and Unrealized Gain (Loss) on Investments	1,921,095	1,452,513	69,944,656	17,900,393	11,860,509	228,837

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,092,820	$1,481,662	$66,621,737	$16,388,117	$11,021,429	$200,934

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$38,798	$5,492,189	$145,003	$6,576,614	$33,010,068	$10,825
Expenses:
Asset-based charges	84,290	3,750,608	245,986	5,791,600	34,326,204	1,973

Net Investment Income (Loss)	(45,492)	1,741,581	(100,983)	785,014	(1,316,136)	8,852

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	340,683	23,224,399	1,262,057	49,861,057	210,544,796	101
Net realized gain distribution from the Portfolios	496,382	10,381,137	1,136,155	5,272,136	154,823,196	4,031

Net realized gain (loss)	837,065	33,605,536	2,398,212	55,133,193	365,367,992	4,132

Net change in unrealized appreciation (depreciation) of investments	44,486	(11,527,332)	(1,441,165)	(33,660,495)	(217,717,970)	2,665

Net Realized and Unrealized Gain (Loss) on Investments	881,551	22,078,204	957,047	21,472,698	147,650,022	6,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$836,059	$23,819,785	$856,064	$22,257,712	$146,333,886	$15,649

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,573,237	$66,524	$2,195,772	$456,491	$14,781	$380,771
Expenses:
Asset-based charges	907,348	84,382	770,637	513,005	14,861	529,460

Net Investment Income (Loss)	665,889	(17,858)	1,425,135	(56,514)	(80)	(148,689)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,399,845	410,598	10,850,345	7,151,911	124,022	1,858,945
Net realized gain distribution from the Portfolios	—	370,727	—	788,987	37,278	2,445,552

Net realized gain (loss)	1,399,845	781,325	10,850,345	7,940,898	161,300	4,304,497

Net change in unrealized appreciation (depreciation) of investments	927,966	539,445	4,450,140	401,789	91,464	511,557

Net Realized and Unrealized Gain (Loss) on Investments	2,327,811	1,320,770	15,300,485	8,342,687	252,764	4,816,054

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,993,700	$1,302,912	$16,725,620	$8,286,173	$252,684	$4,667,365

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$562,953	$2,863,679	$3,104,198	$—	$5,571,394
Expenses:
Asset-based charges	756,656	404,787	2,781,874	2,406,428	949,933	5,095,084

Net Investment Income (Loss)	(756,656)	158,166	81,805	697,770	(949,933)	476,310

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,029,323	2,216,627	24,457,345	24,645,430	2,099,752	32,130,143
Net realized gain distribution from the Portfolios	5,941,937	863,390	4,432,568	3,498,301	6,439,056	3,615,667

Net realized gain (loss)	17,971,260	3,080,017	28,889,913	28,143,731	8,538,808	35,745,810

Net change in unrealized appreciation (depreciation) of investments	(10,895,320)	1,218,643	(17,013,705)	(12,972,477)	(4,085,671)	(9,862,450)

Net Realized and Unrealized Gain (Loss) on Investments	7,075,940	4,298,660	11,876,208	15,171,254	4,453,137	25,883,360

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,319,284	$4,456,826	$11,958,013	$15,869,024	$3,503,204	$26,359,670

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$2,847,865	$879,233	$39,450	$—	$11,605
Expenses:
Asset-based charges	3,538,525	2,105,543	1,164,425	81,088	1,700,022	195,672

Net Investment Income (Loss)	(3,538,525)	742,322	(285,192)	(41,638)	(1,700,022)	(184,067)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	50,306,008	19,481,458	1,134,371	114,968	33,757,807	1,384,651
Net realized gain distribution from the Portfolios	35,765,466	15,272,053	7,080,344	692,382	9,362,998	1,727,504

Net realized gain (loss)	86,071,474	34,753,511	8,214,715	807,350	43,120,805	3,112,155

Net change in unrealized appreciation (depreciation) of investments	(53,974,050)	(21,364,929)	2,645,939	(320,662)	(25,463,885)	(1,936,997)

Net Realized and Unrealized Gain (Loss) on Investments	32,097,424	13,388,582	10,860,654	486,688	17,656,920	1,175,158

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,558,899	$14,130,904	$10,575,462	$445,050	$15,956,898	$991,091

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG- TERM BOND*	EQ/LOOMIS SAYLES GROWTH*	EQ/MFS INTERNATIONAL GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,019,818	$210,089	$1,630,050	$4,547	$—	$645,294
Expenses:
Asset-based charges	792,029	249,860	573,940	1,058	1,726,005	1,065,098

Net Investment Income (Loss)	227,789	(39,771)	1,056,110	3,489	(1,726,005)	(419,804)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,562,713	360,908	6,871,576	(1,358)	23,559,191	8,541,525
Net realized gain distribution from the Portfolios	4,738,292	1,288,910	1,701,294	—	8,418,751	5,863,266

Net realized gain (loss)	10,301,005	1,649,818	8,572,870	(1,358)	31,977,942	14,404,791

Net change in unrealized appreciation (depreciation) of investments	(3,419,874)	(362,781)	4,791,605	2,902	(17,329,950)	2,067,847

Net Realized and Unrealized Gain (Loss) on Investments	6,881,131	1,287,037	13,364,475	1,544	14,647,992	16,472,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,108,920	$1,247,266	$14,420,585	$5,033	$12,921,987	$16,052,834

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,441,062	$—	$—	$621,378	$702,625	$96,395
Expenses:
Asset-based charges	1,790,319	526,431	1,908,430	432,496	1,217,513	132,115

Net Investment Income (Loss)	(349,257)	(526,431)	(1,908,430)	188,882	(514,888)	(35,720)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	19,358,249	8,957,619	47,590,384	2,718,821	4,245,783	(260,637)
Net realized gain distribution from the Portfolios	5,916,618	3,007,556	10,511,998	295,480	4,918,419	574,759

Net realized gain (loss)	25,274,867	11,965,175	58,102,382	3,014,301	9,164,202	314,122

Net change in unrealized appreciation (depreciation) of investments	14,977,384	(8,717,364)	(43,356,938)	1,072,262	(6,564,620)	(181,438)

Net Realized and Unrealized Gain (Loss) on Investments	40,252,251	3,247,811	14,745,444	4,086,563	2,599,582	132,684

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,902,994	$2,721,380	$12,837,014	$4,275,445	$2,084,694	$96,964

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,838,093	$40,079,684	$917,113	$7,184,786	$14,183	$184,373
Expenses:
Asset-based charges	1,828,375	39,008,146	732,062	1,976,249	76,553	217,021

Net Investment Income (Loss)	1,009,718	1,071,538	185,051	5,208,537	(62,370)	(32,648)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	5,729,128	173,319,757	3,798,407	(44,019)	858,272	(192,561)
Net realized gain distribution from the Portfolios	6,964,310	158,474,789	3,745,825	806	—	—

Net realized gain (loss)	12,693,438	331,794,546	7,544,232	(43,213)	858,272	(192,561)

Net change in unrealized appreciation (depreciation) of investments	(3,004,534)	(177,585,564)	(2,992,056)	(7,307)	(524,475)	941,191

Net Realized and Unrealized Gain (Loss) on Investments	9,688,904	154,208,982	4,552,176	(50,520)	333,797	748,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,698,622	$155,280,520	$4,737,227	$5,158,017	$271,427	$715,982

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/T. ROWE PRICE HEALTH SCIENCES*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$513,067	$3,806,839	$1,199,201	$393,429	$429,886	$—
Expenses:
Asset-based charges	306,990	1,429,038	475,794	163,086	777,160	1,239,944

Net Investment Income (Loss)	206,077	2,377,801	723,407	230,343	(347,274)	(1,239,944)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(961,781)	(1,462,187)	998,373	46,273	899,807	(4,851,264)
Net realized gain distribution from the Portfolios	—	—	—	—	1,750,104	1,359,528

Net realized gain (loss)	(961,781)	(1,462,187)	998,373	46,273	2,649,911	(3,491,736)

Net change in unrealized appreciation (depreciation) of investments	2,057,363	6,560,221	(465,201)	268,611	875,975	13,709,132

Net Realized and Unrealized Gain (Loss) on Investments	1,095,582	5,098,034	533,172	314,884	3,525,886	10,217,396

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,301,659	$7,475,835	$1,256,579	$545,227	$3,178,612	$8,977,452

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*	EQUITABLE MODERATE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$31,442,136	$835,979	$402,526	$489,963	$92,246	$211,061
Expenses:
Asset-based charges	21,611,700	1,011,341	255,750	201,688	79,848	78,694

Net Investment Income (Loss)	9,830,436	(175,362)	146,776	288,275	12,398	132,367

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	29,033,805	10,319,861	1,818,095	1,083,291	428,489	227,119
Net realized gain distribution from the Portfolios	18,547,411	1,417,638	—	580,109	187,330	201,240

Net realized gain (loss)	47,581,216	11,737,499	1,818,095	1,663,400	615,819	428,359

Net change in unrealized appreciation (depreciation) of investments	9,870,048	(5,582,165)	(48,097)	(447,506)	221,275	157,390

Net Realized and Unrealized Gain (Loss) on Investments	57,451,264	6,155,334	1,769,998	1,215,894	837,094	585,749

Net Increase (Decrease) in Net Assets Resulting from Operations	$67,281,700	$5,979,972	$1,916,774	$1,504,169	$849,492	$718,116

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FIDELITY® VIP ASSET MANAGER 70%	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,410	$2,686	$10,542	$3,301	$15,758	$149,784
Expenses:
Asset-based charges	5,013	2,260	7,185	2,797	14,107	988,570

Net Investment Income (Loss)	(1,603)	426	3,357	504	1,651	(838,786)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,919	3,343	24,004	37,470	142,130	(1,475,315)
Net realized gain distribution from the Portfolios	21,566	8,887	30,437	12,404	64,694	9,404,608

Net realized gain (loss)	100,485	12,230	54,441	49,874	206,824	7,929,293

Net change in unrealized appreciation (depreciation) of investments	(54,214)	(1,872)	(6,038)	(26,060)	(89,163)	(2,651,617)

Net Realized and Unrealized Gain (Loss) on Investments	46,271	10,358	48,403	23,814	117,661	5,277,676

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,668	$10,784	$51,760	$24,318	$119,312	$4,438,890

The accompanying notes are an integral part of these financial statements.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3,895,687	$177,184	$3,044,992	$18,607	$13,905	$484,678
Expenses:
Asset-based charges	1,457,752	165,279	925,431	16,633	577,378	108,540

Net Investment Income (Loss)	2,437,935	11,905	2,119,561	1,974	(563,473)	376,138

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,887,916	2,012,178	(1,125,050)	(180,212)	11,599,377	118,163
Net realized gain distribution from the Portfolios	—	374,037	640,045	—	3,540,837	—

Net realized gain (loss)	2,887,916	2,386,215	(485,005)	(180,212)	15,140,214	118,163

Net change in unrealized appreciation (depreciation) of investments	2,199,418	(1,174,954)	5,334,517	136,552	(10,519,268)	16,244

Net Realized and Unrealized Gain (Loss) on Investments	5,087,334	1,211,261	4,849,512	(43,660)	4,620,946	134,407

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,525,269	$1,223,166	$6,969,073	$(41,686)	$4,057,473	$510,545

The accompanying notes are an integral part of these financial statements.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	JANUS HENDERSON BALANCED PORTFOLIO	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$331,887	$192,420	$—	$4,373,606	$1,890,564	$5,188,790
Expenses:
Asset-based charges	436,648	190,143	96,334	3,462,041	570,709	1,366,220

Net Investment Income (Loss)	(104,761)	2,277	(96,334)	911,565	1,319,855	3,822,570

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,738,936	1,392,809	614,356	41,999,442	(1,190,172)	(545,187)
Net realized gain distribution from the Portfolios	1,865,790	552,073	335,406	7,934,991	—	—

Net realized gain (loss)	3,604,726	1,944,882	949,762	49,934,433	(1,190,172)	(545,187)

Net change in unrealized appreciation (depreciation) of investments	(109,084)	(771,751)	118,576	(15,403,136)	2,690,653	3,363,653

Net Realized and Unrealized Gain (Loss) on Investments	3,495,642	1,173,131	1,068,338	34,531,297	1,500,481	2,818,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,390,881	$1,175,408	$972,004	$35,442,862	$2,820,336	$6,641,036

The accompanying notes are an integral part of these financial statements.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	NOMURA VIP ASSET STRATEGY SERIES	NOMURA VIP HIGH INCOME SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,421	$36,168	$1,643,731	$—	$128,870	$4,365,440
Expenses:
Asset-based charges	167,830	251,816	679,658	1,228,049	181,474	711,488

Net Investment Income (Loss)	(166,409)	(215,648)	964,073	(1,228,049)	(52,604)	3,653,952

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,434,827	2,669,481	406	17,556,634	1,802,453	(1,522,337)
Net realized gain distribution from the Portfolios	1,231,042	2,702,513	—	10,034,430	861,557	14,378

Net realized gain (loss)	2,665,869	5,371,994	406	27,591,064	2,664,010	(1,507,959)

Net change in unrealized appreciation (depreciation) of investments	(1,989,376)	(2,912,568)	1,593,133	(7,799,494)	(740,879)	(26,442)

Net Realized and Unrealized Gain (Loss) on Investments	676,493	2,459,426	1,593,539	19,791,570	1,923,131	(1,534,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	$510,084	$2,243,778	$2,557,612	$18,563,521	$1,870,527	$2,119,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PIMCO COMMODITYREAL RETURN® STRATEGY PORTFOLIO	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PROFUND VP BEAR
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$328,908	$506,510	$286,022	$118,177	$2,436,285	$445
Expenses:
Asset-based charges	180,076	94,900	72,445	34,205	539,839	401

Net Investment Income (Loss)	148,832	411,610	213,577	83,972	1,896,446	44

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(647,516)	206,988	(45,860)	258,375	529,721	(5,285)

Net realized gain (loss)	(647,516)	206,988	(45,860)	258,375	529,721	(5,285)

Net change in unrealized appreciation (depreciation) of investments	2,731,088	209,007	549,009	181,238	1,495,814	2,645

Net Realized and Unrealized Gain (Loss) on Investments	2,083,572	415,995	503,149	439,613	2,025,535	(2,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,232,404	$827,605	$716,726	$523,585	$3,921,981	$(2,596)

The	accompanying notes are an integral part of these financial statements.

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PROFUND VP BIOTECHNOLOGY	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$47,978	$319,121	$23,765	$—	$24,506
Expenses:
Asset-based charges	233,356	89,741	270,211	88,698	534,912	7,250

Net Investment Income (Loss)	(233,356)	(41,763)	48,910	(64,933)	(534,912)	17,256

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(10,310,616)	2,181,935	1,387,861	956,001	(681,877)	25,542
Net realized gain distribution from the Portfolios	939,928	513,462	2,030,363	74,167	—	—

Net realized gain (loss)	(9,370,688)	2,695,397	3,418,224	1,030,168	(681,877)	25,542

Net change in unrealized appreciation (depreciation) of investments	11,521,868	(1,131,791)	(674,072)	1,198,540	7,304,902	51,308

Net Realized and Unrealized Gain (Loss) on Investments	2,151,180	1,563,606	2,744,152	2,228,708	6,623,025	76,850

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,917,824	$1,521,843	$2,793,062	$2,163,775	$6,088,113	$94,106

The	accompanying notes are an integral part of these financial statements.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2025

VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$138,573
Expenses:
Asset-based charges	104,494

Net Investment Income (Loss)	34,079

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(111,019)

Net realized gain (loss)	(111,019)

Net change in unrealized appreciation (depreciation) of investments	2,078,269

Net Realized and Unrealized Gain (Loss) on Investments	1,967,250

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,001,329

The	accompanying notes are an integral part of these financial statements.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$296,328	$336,365	$638,642	$1,126,025	$38,733	$134,136
Net realized gain (loss)	487,350	43,487	(448,755)	(293,281)	1,649,485	2,112,813
Net change in unrealized appreciation (depreciation) of investments	2,352,725	1,537,943	1,219,183	(284,516)	4,274	(348,807)

Net increase (decrease) in net assets resulting from operations	3,136,403	1,917,795	1,409,070	548,228	1,692,492	1,898,142

From Contractowners Transactions:
Payments received from contractowners	272,461	32,965	853,188	1,139,629	366,052	616,884
Transfers between Variable Investment Options including guaranteed interest account, net	63,282	57,215	(144,417)	1,153,475	340,708	(717,256)
Redemptions for contract benefits and terminations	(2,278,899)	(580,519)	(13,963,456)	(4,312,153)	(12,104,389)	(3,502,479)
Contract maintenance charges	(1,137)	(2,098)	(1,543)	(2,630)	(32,416)	(36,035)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,944,293)	(492,437)	(13,256,228)	(2,021,679)	(11,430,045)	(3,638,886)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1	—	—	41

Net Increase (Decrease) in Net Assets	1,192,110	1,425,358	(11,847,157)	(1,473,451)	(9,737,553)	(1,740,703)
Net Assets — Beginning of Year	21,728,215	20,302,857	32,918,898	34,392,349	22,197,965	23,938,668

Net Assets — End of Year	$22,920,325	$21,728,215	$21,071,741	$32,918,898	$12,460,412	$22,197,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$85,390	$69,450	$(1,434,466)	$(1,950,159)	$2,339,433	$1,230,261
Net realized gain (loss)	890,495	671,516	18,263,502	25,203,411	747,908	279,997
Net change in unrealized appreciation (depreciation) of investments	98,658	216,976	(3,798,558)	1,511,900	(1,599,753)	19,443

Net increase (decrease) in net assets resulting from operations	1,074,543	957,942	13,030,478	24,765,152	1,487,588	1,529,701

From Contractowners Transactions:
Payments received from contractowners	163,393	244,968	3,644,053	6,146,520	1,795,773	959,860
Transfers between Variable Investment Options including guaranteed interest account, net	(203,559)	111,880	12,814,056	(3,941,220)	51,720,710	3,025,253
Redemptions for contract benefits and terminations	(6,568,262)	(1,580,288)	(121,257,946)	(44,206,418)	(14,341,410)	(3,908,105)
Contract maintenance charges	(1,968)	(2,330)	(20,508)	(30,787)	(2,654)	(2,828)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,610,396)	(1,225,770)	(104,820,345)	(42,031,905)	39,172,419	74,180

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	18	6	6	690	35

Net Increase (Decrease) in Net Assets	(5,535,852)	(267,810)	(91,789,861)	(17,266,747)	40,660,697	1,603,916
Net Assets — Beginning of Year	12,859,328	13,127,138	245,808,343	263,075,090	25,945,284	24,341,368

Net Assets — End of Year	$7,323,476	$12,859,328	$154,018,482	$245,808,343	$66,605,981	$25,945,284

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39,560)	$(58,082)	$185,386	$437,877	$3,902	$25,342
Net realized gain (loss)	307,635	457,073	17,612,358	1,889,216	142,016	21,522
Net change in unrealized appreciation (depreciation) of investments	113,201	794,578	(8,630,486)	7,937,155	27,288	130,270

Net increase (decrease) in net assets resulting from operations	381,276	1,193,569	9,167,258	10,264,248	173,206	177,134

From Contractowners Transactions:
Payments received from contractowners	277,459	174,198	4,801,012	6,084,229	23,479	45,482
Transfers between Variable Investment Options including guaranteed interest account, net	394,301	(696,901)	2,228,453	(529,056)	55,184	121,029
Redemptions for contract benefits and terminations	(2,723,395)	(676,948)	(54,136,435)	(7,104,297)	(1,247,303)	(378,236)
Contract maintenance charges	(563)	(846)	(1,488,334)	(1,828,656)	(146)	(193)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,052,198)	(1,200,497)	(48,595,304)	(3,377,780)	(1,168,786)	(211,918)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	91	(23)	1,427	14	25	—

Net Increase (Decrease) in Net Assets	(1,670,831)	(6,951)	(39,426,619)	6,886,482	(995,555)	(34,784)
Net Assets — Beginning of Year	6,656,691	6,663,642	118,540,474	111,653,992	2,268,704	2,303,488

Net Assets — End of Year	$4,985,860	$6,656,691	$79,113,855	$118,540,474	$1,273,149	$2,268,704

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$139,644	$288,651	$127,295	$258,404	$(45,840)	$29,458
Net realized gain (loss)	(772,424)	82,518	702,805	15,354	2,125,428	1,617,438
Net change in unrealized appreciation (depreciation) of investments	3,271,136	(1,546,357)	64,625	(312,812)	(1,743,924)	1,916,629

Net increase (decrease) in net assets resulting from operations	2,638,356	(1,175,188)	894,725	(39,054)	335,664	3,563,525

From Contractowners Transactions:
Payments received from contractowners	396,662	362,167	250,363	294,011	515,509	492,708
Transfers between Variable Investment Options including guaranteed interest account, net	782,632	(924,140)	867,613	(723,231)	148,604	(654,684)
Redemptions for contract benefits and terminations	(9,472,020)	(3,323,868)	(6,861,529)	(2,108,523)	(8,818,507)	(2,553,533)
Contract maintenance charges	(3,350)	(3,771)	(3,230)	(5,062)	(68,248)	(72,537)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,296,076)	(3,889,612)	(5,746,783)	(2,542,805)	(8,222,642)	(2,788,046)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	3,479	5	—	—	—	236

Net Increase (Decrease) in Net Assets	(5,654,241)	(5,064,795)	(4,852,058)	(2,581,859)	(7,886,978)	775,715
Net Assets — Beginning of Year	17,399,821	22,464,616	13,848,388	16,430,247	20,780,975	20,005,260

Net Assets — End of Year	$11,745,580	$17,399,821	$8,996,330	$13,848,388	$12,893,997	$20,780,975

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(70,094)	$(66,345)	$(108,376)	$(105,777)	$(3,292)	$6,738
Net realized gain (loss)	3,006,194	1,765,997	3,401,151	1,330,428	243,905	49,877
Net change in unrealized appreciation (depreciation) of investments	(1,268,274)	834,163	(1,687,762)	1,761,410	(44,755)	89,724

Net increase (decrease) in net assets resulting from operations	1,667,826	2,533,815	1,605,013	2,986,061	195,858	146,339

From Contractowners Transactions:
Payments received from contractowners	431,843	410,292	169,835	573,858	148	5,362
Transfers between Variable Investment Options including guaranteed interest account, net	3,585,273	(175,682)	(779,850)	(1,081,707)	(87,463)	(631)
Redemptions for contract benefits and terminations	(7,880,463)	(3,483,610)	(7,336,293)	(1,161,522)	(1,247,205)	(172,821)
Contract maintenance charges	(72,931)	(91,474)	(16,001)	(17,470)	(202)	(452)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,936,278)	(3,340,474)	(7,962,309)	(1,686,841)	(1,334,722)	(168,542)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	7	—	—	—	11

Net Increase (Decrease) in Net Assets	(2,268,451)	(806,652)	(6,357,296)	1,299,220	(1,138,864)	(22,192)
Net Assets — Beginning of Year	17,492,203	18,298,855	16,385,208	15,085,988	2,164,156	2,186,348

Net Assets — End of Year	$15,223,752	$17,492,203	$10,027,912	$16,385,208	$1,025,292	$2,164,156

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AB VPS DISCOVERY VALUE PORTFOLIO**		ALPS GLOBAL OPPORTUNITY PORTFOLIO		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(46,686)	$(49,538)	$88,652	$332,242	$339,500	$1,179,093
Net realized gain (loss)	618,006	704,545	793,592	312,168	21,670,422	8,065,451
Net change in unrealized appreciation (depreciation) of investments	(810,459)	249,669	(897,276)	120,195	(8,428,601)	10,262,823

Net increase (decrease) in net assets resulting from operations	(239,139)	904,676	(15,032)	764,605	13,581,321	19,507,367

From Contractowners Transactions:
Payments received from contractowners	76,421	211,796	17,648	43,705	1,972,894	5,389,545
Transfers between Variable Investment Options including guaranteed interest account, net	204,022	(415,381)	(41,498)	(264,923)	1,514,586	1,477,574
Redemptions for contract benefits and terminations	(5,294,308)	(1,831,104)	(2,671,632)	(815,154)	(69,929,545)	(17,417,202)
Contract maintenance charges	(589)	(1,383)	(224)	(479)	(4,863)	(6,969)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,014,454)	(2,036,072)	(2,695,706)	(1,036,851)	(66,446,928)	(10,557,052)

Net Increase (Decrease) in Net Assets	(5,253,593)	(1,131,396)	(2,710,738)	(272,246)	(52,865,607)	8,950,315
Net Assets — Beginning of Year	10,364,660	11,496,056	4,660,452	4,932,698	145,701,299	136,750,984

Net Assets — End of Year	$5,111,067	$10,364,660	$1,949,714	$4,660,452	$92,835,692	$145,701,299

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39,792)	$88,326	$(138,368)	$(81,426)	$9,963	$18,060
Net realized gain (loss)	5,048,247	1,273,656	722,238	873,628	336,650	32,745
Net change in unrealized appreciation (depreciation) of investments	(1,158,407)	2,125,067	698,156	(630,341)	(168,159)	425,223

Net increase (decrease) in net assets resulting from operations	3,850,048	3,487,049	1,282,026	161,861	178,454	476,028

From Contractowners Transactions:
Payments received from contractowners	349,905	1,510,728	212,257	286,515	16,529	119,150
Transfers between Variable Investment Options including guaranteed interest account, net	(579,939)	31,111	1,761,429	(39,863)	(75,026)	48,127
Redemptions for contract benefits and terminations	(15,654,081)	(3,192,899)	(8,451,013)	(3,017,499)	(1,989,493)	(874,183)
Contract maintenance charges	(1,805)	(2,457)	(1,322)	(1,814)	(301)	(475)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,885,920)	(1,653,517)	(6,478,649)	(2,772,661)	(2,048,291)	(707,381)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	—	—	—	1	14

Net Increase (Decrease) in Net Assets	(12,035,871)	1,833,532	(5,196,623)	(2,610,800)	(1,869,836)	(231,339)
Net Assets — Beginning of Year	30,517,038	28,683,506	17,171,239	19,782,039	3,668,407	3,899,746

Net Assets — End of Year	$18,481,167	$30,517,038	$11,974,616	$17,171,239	$1,798,571	$3,668,407

The accompanying notes are an integral part of these financial statements.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®		BLACKROCK GLOBAL ALLOCATION V.I. FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(239,518)	$(82,074)	$402,965	$804,401	$1,457,651	$80,949
Net realized gain (loss)	7,170,182	1,126,563	(906,066)	(538,212)	11,006,536	8,462,681
Net change in unrealized appreciation (depreciation) of investments	4,539,623	2,217,912	1,701,559	(431,411)	(898,442)	(1,411,402)

Net increase (decrease) in net assets resulting from operations	11,470,287	3,262,401	1,198,458	(165,222)	11,565,745	7,132,228

From Contractowners Transactions:
Payments received from contractowners	1,190,093	1,607,420	565,265	707,989	1,214,384	1,726,172
Transfers between Variable Investment Options including guaranteed interest account, net	(630,978)	(944,866)	1,227,373	1,739,919	(2,154,537)	(1,158,485)
Redemptions for contract benefits and terminations	(23,975,153)	(10,632,501)	(16,520,930)	(5,068,054)	(40,698,835)	(16,489,246)
Contract maintenance charges	(4,788)	(6,302)	(1,424)	(2,262)	(7,229)	(13,746)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,420,826)	(9,976,249)	(14,729,716)	(2,622,408)	(41,646,217)	(15,935,305)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	10	—	35	(1)	—

Net Increase (Decrease) in Net Assets	(11,950,538)	(6,713,838)	(13,531,258)	(2,787,595)	(30,080,473)	(8,803,077)
Net Assets — Beginning of Year	57,535,280	64,249,118	31,496,522	34,284,117	90,606,494	99,409,571

Net Assets — End of Year	$45,584,742	$57,535,280	$17,965,264	$31,496,522	$60,526,021	$90,606,494

The accompanying notes are an integral part of these financial statements.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		EATON VANCE VT FLOATING- RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(812,217)	$(1,166,505)	$2,482,936	$3,944,354	$(213,735)	$(192,836)
Net realized gain (loss)	26,260,416	11,296,060	(578,963)	(206,799)	1,861,167	4,977,902
Net change in unrealized appreciation (depreciation) of investments	(21,785,924)	11,318,971	(762,590)	(76,977)	(2,554,138)	(191,674)

Net increase (decrease) in net assets resulting from operations	3,662,275	21,448,526	1,141,383	3,660,578	(906,706)	4,593,392

From Contractowners Transactions:
Payments received from contractowners	1,062,758	1,287,515	2,250,364	2,616,875	27,348	252,306
Transfers between Variable Investment Options including guaranteed interest account, net	(2,167,273)	49,112	(731,499)	322,271	2,279,900	(2,035,676)
Redemptions for contract benefits and terminations	(44,205,064)	(14,229,403)	(21,992,664)	(10,601,403)	(20,485,368)	(5,467,896)
Contract maintenance charges	(3,875)	(6,020)	(2,897)	(4,353)	(566,146)	(836,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,313,454)	(12,898,796)	(20,476,696)	(7,666,610)	(18,744,266)	(8,087,270)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2	57	12,981	9,995	—	11

Net Increase (Decrease) in Net Assets	(41,651,177)	8,549,787	(19,322,332)	(3,996,037)	(19,650,972)	(3,493,867)
Net Assets — Beginning of Year	85,713,337	77,163,550	56,337,559	60,333,596	39,554,342	43,048,209

Net Assets — End of Year	$44,062,160	$85,713,337	$37,015,227	$56,337,559	$19,903,370	$39,554,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(735,564)	$(498,117)	$(209,141)	$(69,255)	$(968,365)	$1,476,841
Net realized gain (loss)	15,179,110	25,784,945	1,299,689	4,100,673	71,927,354	13,659,708
Net change in unrealized appreciation (depreciation) of investments	(8,751,598)	494,203	(1,571,688)	(360,919)	(30,241,593)	36,339,865

Net increase (decrease) in net assets resulting from operations	5,691,948	25,781,031	(481,140)	3,670,499	40,717,396	51,476,414

From Contractowners Transactions:
Payments received from contractowners	525,766	750,221	45,884	71,829	29,834,474	30,442,625
Transfers between Variable Investment Options including guaranteed interest account, net	(682,997)	(9,899,648)	1,749,510	(2,899,552)	14,638,224	1,540,511
Redemptions for contract benefits and terminations	(65,972,853)	(16,560,536)	(22,051,697)	(5,045,504)	(259,982,936)	(23,960,797)
Contract maintenance charges	(1,320,141)	(1,943,923)	(511,394)	(811,501)	(5,602,626)	(7,280,960)

Net increase (decrease) in net assets resulting from contractowners transactions	(67,450,225)	(27,653,886)	(20,767,697)	(8,684,728)	(221,112,864)	741,379

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(281,944)	282,038	—	—	9,019	404

Net Increase (Decrease) in Net Assets	(62,040,221)	(1,590,817)	(21,248,837)	(5,014,229)	(180,386,449)	52,218,197
Net Assets — Beginning of Year	124,662,175	126,252,992	38,409,868	43,424,097	460,062,398	407,844,201

Net Assets — End of Year	$62,621,954	$124,662,175	$17,161,031	$38,409,868	$279,675,949	$460,062,398

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,893,590)	$1,434,887	$(4,549,369)	$2,544,864	$335,003	$567,997
Net realized gain (loss)	128,563,567	20,284,748	173,087,435	121,739,000	452,465	181,585
Net change in unrealized appreciation (depreciation) of investments	(67,570,764)	60,735,708	(74,644,814)	12,014,384	(237,929)	23,781

Net increase (decrease) in net assets resulting from operations	58,099,213	82,455,343	93,893,252	136,298,248	549,539	773,363

From Contractowners Transactions:
Payments received from contractowners	23,150,934	13,761,427	16,244,336	14,962,848	1,057,769	1,098,079
Transfers between Variable Investment Options including guaranteed interest account, net	6,671,560	5,022,408	(51,720,199)	20,362,831	226,872	335,370
Redemptions for contract benefits and terminations	(443,182,027)	(95,936,315)	(780,974,310)	(224,776,686)	(10,428,037)	(4,339,734)
Contract maintenance charges	(9,642,239)	(14,659,221)	(18,549,391)	(28,829,337)	(1,325)	(2,963)

Net increase (decrease) in net assets resulting from contractowners transactions	(423,001,772)	(91,811,701)	(834,999,564)	(218,280,344)	(9,144,721)	(2,909,248)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	10,911	(3,975)	2	(6,924)	56	—

Net Increase (Decrease) in Net Assets	(364,891,648)	(9,360,333)	(741,106,310)	(81,989,020)	(8,595,126)	(2,135,885)
Net Assets — Beginning of Year	767,978,010	777,338,343	1,453,056,577	1,535,045,597	23,189,867	25,325,752

Net Assets — End of Year	$403,086,362	$767,978,010	$711,950,267	$1,453,056,577	$14,594,741	$23,189,867

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/AGGRESSIVE GROWTH STRATEGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(968,732)	$(1,186,346)	$(6,161)	$336,416	$(6,998,716)	$31,553,438
Net realized gain (loss)	9,679,110	14,267,152	4,577,777	2,811,309	519,056,990	240,930,316
Net change in unrealized appreciation (depreciation) of investments	(6,974,660)	372,027	(2,036,813)	1,239,470	(372,526,076)	206,287,564

Net increase (decrease) in net assets resulting from operations	1,735,718	13,452,833	2,534,803	4,387,195	139,532,198	478,771,318

From Contractowners Transactions:
Payments received from contractowners	1,946,582	3,977,416	1,780,782	2,397,541	79,937,132	81,933,673
Transfers between Variable Investment Options including guaranteed interest account, net	(1,097,597)	(993,364)	(1,129,850)	(389,712)	(2,443,784)	16,396,313
Redemptions for contract benefits and terminations	(48,178,926)	(17,495,759)	(15,701,174)	(4,935,470)	(2,282,236,266)	(581,606,075)
Contract maintenance charges	(112,089)	(131,878)	(4,607)	(8,382)	(45,704,766)	(71,105,055)

Net increase (decrease) in net assets resulting from contractowners transactions	(47,442,030)	(14,643,585)	(15,054,849)	(2,936,023)	(2,250,447,684)	(554,381,144)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(3)	—	—	162	31,752	(47,402)

Net Increase (Decrease) in Net Assets	(45,706,315)	(1,190,752)	(12,520,046)	1,451,334	(2,110,883,734)	(75,657,228)
Net Assets — Beginning of Year	113,377,752	114,568,504	37,306,681	35,855,347	3,916,578,258	3,992,235,486

Net Assets — End of Year	$67,671,437	$113,377,752	$24,786,635	$37,306,681	$1,805,694,524	$3,916,578,258

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*		EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$403,078	$1,319,666	$(129,926)	$560,096	$128,591	$191,983
Net realized gain (loss)	18,509,500	9,223,995	4,796,177	7,359,309	8,387,925	3,299,872
Net change in unrealized appreciation (depreciation) of investments	(4,929,891)	5,016,880	918,139	1,277,442	(2,254,374)	4,212,090

Net increase (decrease) in net assets resulting from operations	13,982,687	15,560,541	5,584,390	9,196,847	6,262,142	7,703,945

From Contractowners Transactions:
Payments received from contractowners	2,826,487	4,570,555	1,945,368	3,568,366	7,395,860	5,951,942
Transfers between Variable Investment Options including guaranteed interest account, net	(2,357,446)	(1,336,365)	(1,337,051)	(1,480,760)	576,255	(224,101)
Redemptions for contract benefits and terminations	(76,871,272)	(38,556,073)	(60,407,273)	(24,460,418)	(42,416,431)	(5,324,355)
Contract maintenance charges	(11,893)	(19,988)	(77,606)	(86,114)	(1,152,375)	(1,447,092)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,414,124)	(35,341,871)	(59,876,562)	(22,458,926)	(35,596,691)	(1,043,606)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	4	63	4	51	1,506	5

Net Increase (Decrease) in Net Assets	(62,431,433)	(19,781,267)	(54,292,168)	(13,262,028)	(29,333,043)	6,660,344
Net Assets — Beginning of Year	141,653,287	161,434,554	126,929,639	140,191,667	92,691,051	86,030,707

Net Assets — End of Year	$79,221,854	$141,653,287	$72,637,471	$126,929,639	$63,358,008	$92,691,051

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,430,026	$23,817,721	$(143,882)	$8,457	$(830,688)	$(1,123,895)
Net realized gain (loss)	151,456,292	118,412,611	2,845,722	2,687,064	19,881,900	9,633,492
Net change in unrealized appreciation (depreciation) of investments	(80,818,582)	9,188,164	(669,285)	1,160,107	(16,210,689)	9,945,711

Net increase (decrease) in net assets resulting from operations	74,067,736	151,418,496	2,032,555	3,855,628	2,840,523	18,455,308

From Contractowners Transactions:
Payments received from contractowners	19,687,761	28,129,014	55,883	33,173	928,862	1,421,712
Transfers between Variable Investment Options including guaranteed interest account, net	(43,407,701)	26,555,902	(531,427)	(1,088,385)	(985,307)	(2,763,407)
Redemptions for contract benefits and terminations	(1,013,257,947)	(269,031,323)	(4,826,064)	(2,002,215)	(36,743,401)	(10,187,574)
Contract maintenance charges	(24,905,103)	(37,743,087)	(130,082)	(141,863)	(115,776)	(127,833)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,061,882,990)	(252,089,494)	(5,431,690)	(3,199,290)	(36,915,622)	(11,657,102)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	54	(3,051)	—	—	1	99

Net Increase (Decrease) in Net Assets	(987,815,200)	(100,674,049)	(3,399,135)	656,338	(34,075,098)	6,798,305
Net Assets — Beginning of Year	1,967,769,744	2,068,443,793	15,573,604	14,917,266	84,352,667	77,554,362

Net Assets — End of Year	$979,954,544	$1,967,769,744	$12,174,469	$15,573,604	$50,277,569	$84,352,667

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(164,726)	$(151,298)	$(794,638)	$(661,046)	$405,953	$838,827
Net realized gain (loss)	2,166,899	495,414	23,642,784	12,580,092	1,158,493	885,790
Net change in unrealized appreciation (depreciation) of investments	(1,277,150)	2,892,021	(10,778,429)	12,841,439	262,112	(69,406)

Net increase (decrease) in net assets resulting from operations	725,023	3,236,137	12,069,717	24,760,485	1,826,558	1,655,211

From Contractowners Transactions:
Payments received from contractowners	280,992	743,377	7,212,479	6,656,434	217,102	1,780,727
Transfers between Variable Investment Options including guaranteed interest account, net	177,717	(979,833)	(387,706)	(1,824,679)	1,731,157	(2,801,177)
Redemptions for contract benefits and terminations	(5,645,927)	(948,857)	(59,338,300)	(18,092,577)	(23,707,555)	(5,959,333)
Contract maintenance charges	(50,095)	(50,979)	(12,173)	(16,662)	(3,912)	(7,022)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,237,313)	(1,236,292)	(52,525,700)	(13,277,484)	(21,763,208)	(6,986,805)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	4	65	—	31

Net Increase (Decrease) in Net Assets	(4,512,290)	1,999,845	(40,455,979)	11,483,066	(19,936,650)	(5,331,563)
Net Assets — Beginning of Year	18,323,889	16,324,044	133,205,616	121,722,550	46,160,503	51,492,066

Net Assets — End of Year	$13,811,599	$18,323,889	$92,749,637	$133,205,616	$26,223,853	$46,160,503

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CORE BOND INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,307,604	$11,545,635	$2,169,564	$6,913,028	$1,463,758	$2,716,244
Net realized gain (loss)	51,364,074	44,401,019	18,859,711	16,042,486	5,169,687	202,077
Net change in unrealized appreciation (depreciation) of investments	(23,456,497)	(1,792,818)	(6,172,834)	(7,131,524)	1,987,763	(283,520)

Net increase (decrease) in net assets resulting from operations	30,215,181	54,153,836	14,856,441	15,823,990	8,621,208	2,634,801

From Contractowners Transactions:
Payments received from contractowners	16,553,452	13,856,652	5,460,344	4,752,983	3,371,125	6,212,008
Transfers between Variable Investment Options including guaranteed interest account, net	(25,127,504)	15,631,604	40,786,808	71,334,259	(5,091)	24,321,829
Redemptions for contract benefits and terminations	(459,291,685)	(128,381,726)	(282,734,828)	(138,545,868)	(128,364,058)	(29,744,562)
Contract maintenance charges	(10,783,110)	(16,885,933)	(6,595,332)	(10,409,474)	(2,125,683)	(3,204,737)

Net increase (decrease) in net assets resulting from contractowners transactions	(478,648,847)	(115,779,403)	(243,083,008)	(72,868,100)	(127,123,707)	(2,415,462)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	23	(1,658)	31	(1,890)	3	11

Net Increase (Decrease) in Net Assets	(448,433,643)	(61,627,225)	(228,226,536)	(57,046,000)	(118,502,496)	219,350
Net Assets — Beginning of Year	863,322,969	924,950,194	446,619,590	503,665,590	245,612,870	245,393,520

Net Assets — End of Year	$414,889,326	$863,322,969	$218,393,054	$446,619,590	$127,110,374	$245,612,870

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*		EQ/EQUITY 500 INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets

From Operations:
Net investment income (loss)	$1,171,725	$2,176,196	$29,149	$56,759	$(3,322,919)	$(2,627,619)
Net realized gain (loss)	(808,674)	(57,021)	599,859	(19,585)	136,759,731	41,064,028
Net change in unrealized appreciation (depreciation) of investments	2,729,769	(3,387,002)	852,654	152,781	(66,815,075)	95,690,814

Net increase (decrease) in net assets resulting from operations	3,092,820	(1,267,827)	1,481,662	189,955	66,621,737	134,127,223

From Contractowners Transactions:
Payments received from contractowners	2,237,095	2,070,283	228,261	473,222	27,230,591	34,787,155
Transfers between Variable Investment Options including guaranteed interest account, net	(70,662)	3,012,027	17,639	(361)	31,324,123	(4,350,814)
Redemptions for contract benefits and terminations	(28,117,240)	(9,229,652)	(3,557,655)	(1,602,931)	(309,206,639)	(81,506,655)
Contract maintenance charges	(29,710)	(34,235)	(533)	(735)	(42,629)	(55,270)

Net increase (decrease) in net assets resulting from contractowners transactions	(25,980,517)	(4,181,577)	(3,312,288)	(1,130,805)	(250,694,554)	(51,125,584)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	998	(615)	15	35	21	94,729

Net Increase (Decrease) in Net Assets	(22,886,699)	(5,450,019)	(1,830,611)	(940,815)	(184,072,796)	83,096,368
Net Assets — Beginning of Year	57,015,068	62,465,087	6,794,529	7,735,344	689,241,813	606,145,445

Net Assets — End of Year	$34,128,369	$57,015,068	$4,963,918	$6,794,529	$505,169,017	$689,241,813

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,512,276)	$(1,993,909)	$(839,080)	$(779,745)	$(27,903)	$(19,189)
Net realized gain (loss)	41,918,718	24,641,030	18,844,874	9,105,443	368,740	617,573
Net change in unrealized appreciation (depreciation) of investments	(24,018,325)	18,573,184	(6,984,365)	7,592,446	(139,903)	(76,320)

Net increase (decrease) in net assets resulting from operations	16,388,117	41,220,305	11,021,429	15,918,144	200,934	522,064

From Contractowners Transactions:
Payments received from contractowners	3,091,878	5,478,477	2,345,894	3,935,662	8,253	4,228
Transfers between Variable Investment Options including guaranteed interest account, net	18,403,467	(2,493,594)	(1,075,041)	(2,703,459)	232,305	(111,813)
Redemptions for contract benefits and terminations	(105,927,189)	(37,628,791)	(76,172,174)	(23,801,438)	(1,056,818)	(853,237)
Contract maintenance charges	(11,655)	(16,361)	(9,747)	(14,627)	(72,353)	(79,997)

Net increase (decrease) in net assets resulting from contractowners transactions	(84,443,499)	(34,660,269)	(74,911,068)	(22,583,862)	(888,613)	(1,040,819)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	3	16	5	30	—	7

Net Increase (Decrease) in Net Assets	(68,055,379)	6,560,052	(63,889,634)	(6,665,688)	(687,679)	(518,748)
Net Assets — Beginning of Year	198,742,955	192,182,903	167,373,137	174,038,825	5,357,725	5,876,473

Net Assets — End of Year	$130,687,576	$198,742,955	$103,483,503	$167,373,137	$4,670,046	$5,357,725

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/GOLDMAN SACHS GROWTH ALLOCATION*		EQ/GOLDMAN SACHS MID CAP VALUE*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(45,492)	$(22,028)	$1,741,581	$3,351,056	$(100,983)	$(166,024)
Net realized gain (loss)	837,065	1,105,746	33,605,536	11,765,164	2,398,212	1,414,430
Net change in unrealized appreciation (depreciation) of investments	44,486	(226,119)	(11,527,332)	15,820,804	(1,441,165)	1,119,651

Net increase (decrease) in net assets resulting from operations	836,059	857,599	23,819,785	30,937,024	856,064	2,368,057

From Contractowners Transactions:
Payments received from contractowners	25,733	75,482	40,552,277	34,132,291	535,775	596,650
Transfers between Variable Investment Options including guaranteed interest account, net	(420,387)	(51,598)	12,854,829	5,966,622	356,828	(444,464)
Redemptions for contract benefits and terminations	(2,732,842)	(1,489,812)	(139,374,100)	(16,872,191)	(10,475,360)	(4,503,728)
Contract maintenance charges	(85,168)	(100,117)	(4,234,934)	(4,618,325)	(1,709)	(2,513)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,212,664)	(1,566,045)	(90,201,928)	18,608,397	(9,584,466)	(4,354,055)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	8	5,103	1,411	—	15

Net Increase (Decrease) in Net Assets	(2,376,605)	(708,438)	(66,377,040)	49,546,832	(8,728,402)	(1,985,983)
Net Assets — Beginning of Year	7,361,067	8,069,505	331,162,010	281,615,178	23,191,182	25,177,165

Net Assets — End of Year	$4,984,462	$7,361,067	$264,784,970	$331,162,010	$14,462,780	$23,191,182

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*		EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$785,014	$6,418,704	$(1,316,136)	$33,458,440	$8,852	$8,954
Net realized gain (loss)	55,133,193	9,933,694	365,367,992	272,833,293	4,132	2,931
Net change in unrealized appreciation (depreciation) of investments	(33,660,495)	33,747,627	(217,717,970)	81,644,233	2,665	(8,223)

Net increase (decrease) in net assets resulting from operations	22,257,712	50,100,025	146,333,886	387,935,966	15,649	3,662

From Contractowners Transactions:
Payments received from contractowners	20,553,750	25,012,771	38,059,693	43,041,716	27,669	35,768
Transfers between Variable Investment Options including guaranteed interest account, net	20,194,080	(2,719,892)	(28,799,110)	29,269,422	1,016	169,964
Redemptions for contract benefits and terminations	(341,408,011)	(84,364,596)	(1,875,897,548)	(548,692,265)	(14,834)	(7,461)
Contract maintenance charges	(7,771,853)	(11,876,998)	(45,437,509)	(67,852,751)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	(308,432,034)	(73,948,715)	(1,912,074,474)	(544,233,878)	13,851	198,271

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7,943	(3,948)	46	(11,723)	1	5

Net Increase (Decrease) in Net Assets	(286,166,379)	(23,852,638)	(1,765,740,542)	(156,309,635)	29,501	201,938
Net Assets — Beginning of Year	621, 496,519	645,349,157	3,607,901,295	3,764,210,930	201,938	—

Net Assets — End of Year	$335,330,140	$621,496,519	$1,842,160,753	$3,607,901,295	$231,439	$201,938

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$665,889	$1,184,112	$(17,858)	$50,653	$1,425,135	$1,156,350
Net realized gain (loss)	1,399,845	(280,949)	781,325	494,379	10,850,345	1,332,649
Net change in unrealized appreciation (depreciation) of investments	927,966	451,798	539,445	(379,091)	4,450,140	92,749

Net increase (decrease) in net assets resulting from operations	2,993,700	1,354,961	1,302,912	165,941	16,725,620	2,581,748

From Contractowners Transactions:
Payments received from contractowners	774,949	2,020,360	17,609	104,492	2,633,677	2,736,599
Transfers between Variable Investment Options including guaranteed interest account, net	3,171,923	23,723,727	(181,608)	274,240	13,495,692	1,417,471
Redemptions for contract benefits and terminations	(51,382,863)	(15,367,519)	(2,820,786)	(1,263,045)	(35,156,673)	(9,830,522)
Contract maintenance charges	(782,432)	(1,210,120)	(65,606)	(71,516)	(5,602)	(6,672)

Net increase (decrease) in net assets resulting from contractowners transactions	(48,218,423)	9,166,448	(3,050,391)	(955,829)	(19,032,906)	(5,683,124)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2	2,128	—	—	491	79

Net Increase (Decrease) in Net Assets	(45,224,721)	10,523,537	(1,747,479)	(789,888)	(2,306,795)	(3,101,297)
Net Assets — Beginning of Year	96,526,416	86,002,879	7,008,458	7,798,346	68,112,024	71,213,321

Net Assets — End of Year	$51,301,695	$96,526,416	$5,260,979	$7,008,458	$65,805,229	$68,112,024

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INTERNATIONAL MANAGED VOLATILITY*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(56,514)	$589,048	$(80)	$12,607	$(148,689)	$(22,877)
Net realized gain (loss)	7,940,898	2,001,596	161,300	106,304	4,304,497	5,378,227
Net change in unrealized appreciation (depreciation) of investments	401,789	(1,658,216)	91,464	(110,924)	511,557	966,680

Net increase (decrease) in net assets resulting from operations	8,286,173	932,428	252,684	7,987	4,667,365	6,322,030

From Contractowners Transactions:
Payments received from contractowners	109,695	91,315	9,306	34,995	638,386	629,356
Transfers between Variable Investment Options including guaranteed interest account, net	(3,496,985)	1,163,034	(15,993)	1,556	490,693	(1,838,523)
Redemptions for contract benefits and terminations	(35,415,858)	(6,827,731)	(961,194)	(332,912)	(21,701,436)	(8,798,504)
Contract maintenance charges	(688,930)	(1,143,162)	(106)	(168)	(82,423)	(94,695)

Net increase (decrease) in net assets resulting from contractowners transactions	(39,492,078)	(6,716,544)	(967,987)	(296,529)	(20,654,780)	(10,102,366)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	15

Net Increase (Decrease) in Net Assets	(31,205,905)	(5,784,116)	(715,303)	(288,542)	(15,987,415)	(3,780,321)
Net Assets — Beginning of Year	53,287,531	59,071,647	1,421,879	1,710,421	47,497,566	51,277,887

Net Assets — End of Year	$22,081,626	$53,287,531	$706,576	$1,421,879	$31,510,151	$47,497,566

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO GLOBAL*		EQ/INVESCO GLOBAL REAL ASSETS*		EQ/INVESCO MODERATE ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(756,656)	$(1,087,463)	$158,166	$327,456	$81,805	$1,760,586
Net realized gain (loss)	17,971,260	8,142,003	3,080,017	259,519	28,889,913	7,875,941
Net change in unrealized appreciation (depreciation) of investments	(10,895,320)	4,010,247	1,218,643	(1,028,417)	(17,013,705)	12,508,625

Net increase (decrease) in net assets resulting from operations	6,319,284	11,064,787	4,456,826	(441,442)	11,958,013	22,145,152

From Contractowners Transactions:
Payments received from contractowners	770,119	1,371,816	529,452	915,388	10,669,916	7,180,757
Transfers between Variable Investment Options including guaranteed interest account, net	(1,492,186)	(2,418,594)	(325,874)	(679,345)	305,089	(105,116)
Redemptions for contract benefits and terminations	(37,219,486)	(12,454,973)	(19,958,332)	(6,765,236)	(160,443,781)	(38,167,564)
Contract maintenance charges	(131,725)	(157,923)	(2,361)	(3,605)	(3,868,245)	(5,908,101)

Net increase (decrease) in net assets resulting from contractowners transactions	(38,073,278)	(13,659,674)	(19,757,115)	(6,532,798)	(153,337,021)	(37,000,024)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	—	—	5	4,036	(2,152)

Net Increase (Decrease) in Net Assets	(31,753,993)	(2,594,887)	(15,300,289)	(6,974,235)	(141,374,972)	(14,857,024)
Net Assets — Beginning of Year	77,914,908	80,509,795	38,129,641	45,103,876	294,154,525	309,011,549

Net Assets — End of Year	$46,160,915	$77,914,908	$22,829,352	$38,129,641	$152,779,553	$294,154,525

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/INVESCO MODERATE GROWTH ALLOCATION*		EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$697,770	$2,591,556	$(949,933)	$(1,219,370)	$476,310	$7,038,241
Net realized gain (loss)	28,143,731	2,542,306	8,538,808	7,847,375	35,745,810	21,171,371
Net change in unrealized appreciation (depreciation) of investments	(12,972,477)	15,062,833	(4,085,671)	4,295,386	(9,862,450)	17,465,910

Net increase (decrease) in net assets resulting from operations	15,869,024	20,196,695	3,503,204	10,923,391	26,359,670	45,675,522

From Contractowners Transactions:
Payments received from contractowners	12,344,889	9,225,861	1,761,886	2,841,435	36,999,389	31,699,777
Transfers between Variable Investment Options including guaranteed interest account, net	552,534	(379,447)	19,023,968	(1,140,799)	1,043,666	505,192
Redemptions for contract benefits and terminations	(123,143,683)	(11,447,818)	(38,377,255)	(13,645,417)	(228,621,834)	(30,310,654)
Contract maintenance charges	(2,816,897)	(3,769,080)	(255,090)	(274,597)	(6,296,693)	(7,836,955)

Net increase (decrease) in net assets resulting from contractowners transactions	(113,063,157)	(6,370,484)	(17,846,491)	(12,219,378)	(196,875,472)	(5,942,640)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	3,240	—	1	28	8,147	(857)

Net Increase (Decrease) in Net Assets	(97,190,893)	13,826,211	(14,343,286)	(1,295,959)	(170,507,655)	39,732,025
Net Assets — Beginning of Year	243,875,842	230,049,631	89,796,098	91,092,057	497,446,348	457,714,323

Net Assets — End of Year	$146,684,949	$243,875,842	$75,452,812	$89,796,098	$326,938,693	$497,446,348

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/JPMORGAN GROWTH STOCK*		EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME*		EQ/JPMORGAN VALUE OPPORTUNITIES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,538,525)	$(4,454,725)	$742,322	$634,747	$(285,192)	$(77,056)
Net realized gain (loss)	86,071,474	30,677,903	34,753,511	2,781,935	8,214,715	14,831,311
Net change in unrealized appreciation (depreciation) of investments	(53,974,050)	69,219,425	(21,364,929)	8,888,635	2,645,939	(481,707)

Net increase (decrease) in net assets resulting from operations	28,558,899	95,442,603	14,130,904	12,305,317	10,575,462	14,272,548

From Contractowners Transactions:
Payments received from contractowners	7,495,401	14,037,591	9,341,995	7,776,475	4,904,793	7,436,875
Transfers between Variable Investment Options including guaranteed interest account, net	(6,964,727)	(10,686,234)	12,213,295	596,896	(1,010,099)	1,081,537
Redemptions for contract benefits and terminations	(151,704,338)	(52,578,625)	(118,377,037)	(26,116,228)	(41,025,173)	(11,674,564)
Contract maintenance charges	(282,827)	(322,912)	(2,889,394)	(4,100,219)	(104,227)	(125,030)

Net increase (decrease) in net assets resulting from contractowners transactions	(151,456,491)	(49,550,180)	(99,711,141)	(21,843,076)	(37,234,706)	(3,281,182)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	13	(13)	3,145	(1,043)	469	132

Net Increase (Decrease) in Net Assets	(122,897,579)	45,892,410	(85,577,092)	(9,538,802)	(26,658,775)	10,991,498
Net Assets — Beginning of Year	360,124,516	314,232,106	213,070,494	222,609,296	114,335,162	103,343,664

Net Assets — End of Year	$237,226,937	$360,124,516	$127,493,402	$213,070,494	$87,676,387	$114,335,162

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(41,638)	$(35,552)	$(1,700,022)	$(2,047,679)	$(184,067)	$(186,673)
Net realized gain (loss)	807,350	1,265,579	43,120,805	21,489,474	3,112,155	3,131,907
Net change in unrealized appreciation (depreciation) of investments	(320,662)	(73,376)	(25,463,885)	25,104,439	(1,936,997)	1,177,054

Net increase (decrease) in net assets resulting from operations	445,050	1,156,651	15,956,898	44,546,234	991,091	4,122,288

From Contractowners Transactions:
Payments received from contractowners	2,525	83,617	3,665,404	8,139,540	21,838	78,736
Transfers between Variable Investment Options including guaranteed interest account, net	(17,341)	(84,212)	3,577,989	(496,747)	(892,586)	(624,117)
Redemptions for contract benefits and terminations	(787,251)	(904,064)	(86,597,171)	(25,807,122)	(4,217,928)	(2,576,260)
Contract maintenance charges	(122,354)	(133,499)	(11,916)	(17,215)	(261,972)	(287,046)

Net increase (decrease) in net assets resulting from contractowners transactions	(924,421)	(1,038,158)	(79,365,694)	(18,181,544)	(5,350,648)	(3,408,687)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	4	70	—	—

Net Increase (Decrease) in Net Assets	(479,371)	118,493	(63,408,792)	26,364,760	(4,359,557)	713,601
Net Assets — Beginning of Year	5,723,917	5,605,424	180,130,242	153,765,482	16,487,533	15,773,932

Net Assets — End of Year	$5,244,546	$5,723,917	$116,721,450	$180,130,242	$12,127,976	$16,487,533

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/LAZARD EMERGING MARKETS EQUITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$227,789	$140,439	$(39,771)	$17,776	$1,056,110	$1,338,372
Net realized gain (loss)	10,301,005	5,804,616	1,649,818	2,502,631	8,572,870	3,376,417
Net change in unrealized appreciation (depreciation) of investments	(3,419,874)	2,791,549	(362,781)	207,022	4,791,605	(1,421,200)

Net increase (decrease) in net assets resulting from operations	7,108,920	8,736,604	1,247,266	2,727,429	14,420,585	3,293,589

From Contractowners Transactions:
Payments received from contractowners	2,039,672	4,205,168	426,742	262,934	542,695	1,958,853
Transfers between Variable Investment Options including guaranteed interest account, net	41,961,423	1,272,121	(341,292)	(613,661)	7,951,076	(1,217,042)
Redemptions for contract benefits and terminations	(38,427,426)	(13,343,980)	(7,612,231)	(3,268,663)	(27,264,673)	(9,071,859)
Contract maintenance charges	(6,856)	(10,153)	(144,798)	(164,214)	(4,936)	(6,800)

Net increase (decrease) in net assets resulting from contractowners transactions	5,566,813	(7,876,844)	(7,671,579)	(3,783,604)	(18,775,838)	(8,336,848)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2	86	—	24	1	23

Net Increase (Decrease) in Net Assets	12,675,735	859,846	(6,424,313)	(1,056,151)	(4,355,252)	(5,043,236)
Net Assets — Beginning of Year	74,679,309	73,819,463	21,993,529	23,049,680	50,854,721	55,897,957

Net Assets — End of Year	$87,355,044	$74,679,309	$15,569,216	$21,993,529	$46,499,469	$50,854,721

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/LONG-TERM BOND*		EQ/LOOMIS SAYLES GROWTH*		EQ/MFS INTERNATIONAL GROWTH*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,489	$3,589	$(1,726,005)	$(2,140,990)	$(419,804)	$(590,562)
Net realized gain (loss)	(1,358)	142	31,977,942	40,585,014	14,404,791	7,371,908
Net change in unrealized appreciation (depreciation) of investments	2,902	(4,838)	(17,329,950)	7,745,183	2,067,847	891,075

Net increase (decrease) in net assets resulting from operations	5,033	(1,107)	12,921,987	46,189,207	16,052,834	7,672,421

From Contractowners Transactions:
Payments received from contractowners	1,276	3,230	4,575,478	8,591,455	2,345,712	3,127,801
Transfers between Variable Investment Options including guaranteed interest account, net	7,436	142,425	(1,429,921)	(3,991,440)	(131,912)	255,158
Redemptions for contract benefits and terminations	(43,264)	(6,853)	(82,512,037)	(28,862,650)	(47,900,692)	(15,916,037)
Contract maintenance charges	—	4	(107,053)	(103,864)	(92,546)	(103,714)

Net increase (decrease) in net assets resulting from contractowners transactions	(34,552)	138,806	(79,473,533)	(24,366,499)	(45,779,438)	(12,636,792)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	—	(3)	23	(1)	303

Net Increase (Decrease) in Net Assets	(29,518)	137,699	(66,551,549)	21,822,731	(29,726,605)	(4,964,068)

Net Assets — Beginning of Year	137,699	—	177,156,956	155,334,225	100,081,630	105,045,698

Net Assets — End of Year	$108,181	$137,699	$110,605,407	$177,156,956	$70,355,025	$100,081,630

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*		EQ/MFS TECHNOLOGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(349,257)	$86,162	$(526,431)	$(815,889)	$(1,908,430)	$(2,660,683)
Net realized gain (loss)	25,274,867	15,266,427	11,965,175	7,342,747	58,102,382	37,799,733
Net change in unrealized appreciation (depreciation) of investments	14,977,384	(4,710,820)	(8,717,364)	571,397	(43,356,938)	23,021,758

Net increase (decrease) in net assets resulting from operations	39,902,994	10,641,769	2,721,380	7,098,255	12,837,014	58,160,808

From Contractowners Transactions:
Payments received from contractowners	2,497,117	3,214,739	482,904	530,246	4,458,997	5,377,735
Transfers between Variable Investment Options including guaranteed interest account, net	(2,996,627)	(1,952,344)	(404,874)	547,063	(1,679,019)	(540,349)
Redemptions for contract benefits and terminations	(83,955,959)	(32,210,496)	(34,458,527)	(10,856,072)	(110,071,854)	(29,439,034)
Contract maintenance charges	(12,420)	(18,127)	(3,376)	(5,486)	(12,540)	(17,635)

Net increase (decrease) in net assets resulting from contractowners transactions	(84,467,889)	(30,966,228)	(34,383,873)	(9,784,249)	(107,304,416)	(24,619,283)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	—	2	—	21	50

Net Increase (Decrease) in Net Assets	(44,564,894)	(20,324,459)	(31,662,491)	(2,685,994)	(94,467,381)	33,541,575

Net Assets — Beginning of Year	164,218,867	184,543,326	55,277,793	57,963,787	210,283,353	176,741,778

Net Assets — End of Year	$119,653,973	$164,218,867	$23,615,302	$55,277,793	$115,815,972	$210,283,353

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*		EQ/MID CAP VALUE MANAGED VOLATILITY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$188,882	$56,750	$(514,888)	$(547,901)	$(35,720)	$(11,768)
Net realized gain (loss)	3,014,301	438,374	9,164,202	10,151,747	314,122	1,523,428
Net change in unrealized appreciation (depreciation) of investments	1,072,262	3,872,126	(6,564,620)	4,868,992	(181,438)	(347,316)

Net increase (decrease) in net assets resulting from operations	4,275,445	4,367,250	2,084,694	14,472,838	96,964	1,164,344

From Contractowners Transactions:
Payments received from contractowners	952,141	1,308,548	3,876,510	4,445,676	68,364	98,781
Transfers between Variable Investment Options including guaranteed interest account, net	994,159	(1,744,561)	9,990,103	(950,427)	(3,326)	(192,306)
Redemptions for contract benefits and terminations	(26,893,441)	(7,406,503)	(57,515,697)	(17,279,612)	(3,345,934)	(1,718,398)
Contract maintenance charges	(3,863)	(6,376)	(9,017)	(12,954)	(119,307)	(148,793)

Net increase (decrease) in net assets resulting from contractowners transactions	(24,951,004)	(7,848,892)	(43,658,101)	(13,797,317)	(3,400,203)	(1,960,716)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	356	9	2	179	6	17

Net Increase (Decrease) in Net Assets	(20,675,203)	(3,481,633)	(41,573,405)	675,700	(3,303,233)	(796,355)
Net Assets — Beginning of Year	46,101,745	49,583,378	127,567,186	126,891,486	11,551,854	12,348,209

Net Assets — End of Year	$25,426,542	$46,101,745	$85,993,781	$127,567,186	$8,248,621	$11,551,854

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*		EQ/MODERATE-PLUS ALLOCATION*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,009,718	$2,760,640	$1,071,538	$43,142,456	$185,051	$1,051,709
Net realized gain (loss)	12,693,438	8,877,967	331,794,546	327,348,965	7,544,232	6,177,352
Net change in unrealized appreciation (depreciation) of investments	(3,004,534)	1,186,865	(177,585,564)	15,328,867	(2,992,056)	643,255

Net increase (decrease) in net assets resulting from operations	10,698,622	12,825,472	155,280,520	385,820,288	4,737,227	7,872,316

From Contractowners Transactions:
Payments received from contractowners	4,582,060	10,064,925	27,306,385	41,308,234	3,166,157	4,539,650
Transfers between Variable Investment Options including guaranteed interest account, net	(1,412)	(3,852,641)	(65,283,331)	12,660,455	(3,819,406)	(2,616,734)
Redemptions for contract benefits and terminations	(91,102,770)	(24,567,297)	(2,218,261,789)	(650,311,303)	(41,125,903)	(9,302,941)
Contract maintenance charges	(26,636)	(41,529)	(52,499,350)	(80,366,560)	(12,289)	(16,221)

Net increase (decrease) in net assets resulting from contractowners transactions	(86,548,758)	(18,396,542)	(2,308,738,085)	(676,709,174)	(41,791,441)	(7,396,246)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(47,564)	113	23	(18,679)	6	124

Net Increase (Decrease) in Net Assets	(75,897,700)	(5,570,957)	(2,153,457,542)	(290,907,565)	(37,054,208)	476,194
Net Assets — Beginning of Year	197,449,088	203,020,045	4,139,416,439	4,430,324,004	86,274,858	85,798,664

Net Assets — End of Year	$121,551,388	$197,449,088	$1,985,958,897	$4,139,416,439	$49,220,650	$86,274,858

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*		EQ/PIMCO GLOBAL REAL RETURN*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,208,537	$8,826,192	$(62,370)	$(87,903)	$(32,648)	$(195,112)
Net realized gain (loss)	(43,213)	67,920	858,272	555,062	(192,561)	(322,061)
Net change in unrealized appreciation (depreciation) of investments	(7,307)	(35,923)	(524,475)	704,741	941,191	112,156

Net increase (decrease) in net assets resulting from operations	5,158,017	8,858,189	271,427	1,171,900	715,982	(405,017)

From Contractowners Transactions:
Payments received from contractowners	105,631,470	117,754,366	27,194	16,345	217,493	515,558
Transfers between Variable Investment Options including guaranteed interest account, net	(92,728,639)	(24,841,828)	(702,628)	(111,686)	(57,751)	538,161
Redemptions for contract benefits and terminations	(129,737,707)	(81,712,415)	(1,161,758)	(1,078,605)	(13,257,560)	(4,272,374)
Contract maintenance charges	(375,294)	(465,296)	(97,716)	(110,089)	(1,740)	(3,066)

Net increase (decrease) in net assets resulting from contractowners transactions	(117,210,170)	10,734,827	(1,934,908)	(1,284,035)	(13,099,558)	(3,221,721)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	42,628	73,207	(1)	—	1	—

Net Increase (Decrease) in Net Assets	(112,009,525)	19,666,223	(1,663,482)	(112,135)	(12,383,575)	(3,626,738)
Net Assets — Beginning of Year	272,799,627	253,133,404	6,694,689	6,806,824	25,291,432	28,918,170

Net Assets — End of Year	$160,790,102	$272,799,627	$5,031,207	$6,694,689	$12,907,857	$25,291,432

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*		EQ/PIMCO ULTRA SHORT BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$206,077	$585,511	$2,377,801	$4,308,714	$723,407	$1,644,506
Net realized gain (loss)	(961,781)	581,007	(1,462,187)	(1,600,795)	998,373	494,949
Net change in unrealized appreciation (depreciation) of investments	2,057,363	(1,024,807)	6,560,221	(1,687,056)	(465,201)	117,059

Net increase (decrease) in net assets resulting from operations	1,301,659	141,711	7,475,835	1,020,863	1,256,579	2,256,514

From Contractowners Transactions:
Payments received from contractowners	314,900	617,687	2,169,383	3,921,817	4,284,452	4,082,780
Transfers between Variable Investment Options including guaranteed interest account, net	2,989,695	(566,925)	(629,481)	2,842,450	(1,472,357)	1,347,220
Redemptions for contract benefits and terminations	(14,346,598)	(5,281,501)	(61,888,220)	(20,768,343)	(25,219,670)	(9,428,672)
Contract maintenance charges	(1,949)	(3,065)	(7,591)	(13,686)	(9,752)	(12,274)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,043,952)	(5,233,804)	(60,355,909)	(14,017,762)	(22,417,327)	(4,010,946)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2	—	3	(5)	8	19

Net Increase (Decrease) in Net Assets	(9,742,291)	(5,092,093)	(52,880,071)	(12,996,904)	(21,160,740)	(1,754,413)

Net Assets — Beginning of Year	26,245,905	31,337,998	144,084,408	157,081,312	50,531,118	52,285,531

Net Assets — End of Year	$16,503,614	$26,245,905	$91,204,337	$144,084,408	$29,370,378	$50,531,118

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*		EQ/T. ROWE PRICE HEALTH SCIENCES*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$230,343	$214,748	$(347,274)	$(11,938)	$(1,239,944)	$(1,991,711)
Net realized gain (loss)	46,273	3,099	2,649,911	6,074,353	(3,491,736)	10,496,909
Net change in unrealized appreciation (depreciation) of investments	268,611	(188,655)	875,975	1,596,189	13,709,132	(6,563,069)

Net increase (decrease) in net assets resulting from operations	545,227	29,192	3,178,612	7,658,604	8,977,452	1,942,129

From Contractowners Transactions:
Payments received from contractowners	28,657	29,334	2,831,040	2,756,110	1,574,937	3,590,842
Transfers between Variable Investment Options including guaranteed interest account, net	(300,339)	2,506,805	1,225,240	309,199	(156,786)	(2,686,535)
Redemptions for contract benefits and terminations	(1,620,749)	(1,255,261)	(36,190,369)	(10,412,917)	(61,552,393)	(23,899,813)
Contract maintenance charges	(261,574)	(285,247)	(5,403)	(7,362)	(9,049)	(14,907)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,154,005)	995,631	(32,139,492)	(7,354,970)	(60,143,291)	(23,010,413)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	3	—	—	5

Net Increase (Decrease) in Net Assets	(1,608,778)	1,024,823	(28,960,877)	303,634	(51,165,839)	(21,068,279)
Net Assets — Beginning of Year	12,912,040	11,887,217	82,790,321	82,486,687	132,311,188	153,379,467

Net Assets — End of Year	$11,303,262	$12,912,040	$53,829,444	$82,790,321	$81,145,349	$132,311,188

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/VALUE EQUITY*		EQ/WELLINGTON ENERGY*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,830,436	$20,369,194	$(175,362)	$(493,086)	$146,776	$373,345
Net realized gain (loss)	47,581,216	60,586,453	11,737,499	6,976,394	1,818,095	1,137,306
Net change in unrealized appreciation (depreciation) of investments	9,870,048	(50,426,097)	(5,582,165)	166,970	(48,097)	40,437

Net increase (decrease) in net assets resulting from operations	67,281,700	30,529,550	5,979,972	6,650,278	1,916,774	1,551,088

From Contractowners Transactions:
Payments received from contractowners	11,012	(605,650)	943,060	1,726,250	316,664	709,433
Transfers between Variable Investment Options including guaranteed interest account, net	177,705,029	(172,451,936)	(1,016,182)	(2,230,554)	(160,226)	(629,020)
Redemptions for contract benefits and terminations	(942,783,536)	(208,052,607)	(48,576,162)	(19,390,910)	(12,725,619)	(4,595,555)
Contract maintenance charges	(58,764,116)	(74,356,538)	(8,037)	(11,993)	(7,350)	(11,468)

Net increase (decrease) in net assets resulting from contractowners transactions	(823,831,611)	(455,466,731)	(48,657,321)	(19,907,207)	(12,576,531)	(4,526,610)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	21,837	(29,085)	—	—	—	10

Net Increase (Decrease) in Net Assets	(756,528,074)	(424,966,266)	(42,677,349)	(13,256,929)	(10,659,757)	(2,975,512)
Net Assets — Beginning of Year	1,831,145,422	2,256,111,688	101,139,622	114,396,551	26,537,666	29,513,178

Net Assets — End of Year	$1,074,617,348	$1,831,145,422	$58,462,273	$101,139,622	$15,877,909	$26,537,666

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*		EQUITABLE MODERATE GROWTH MF/ETF*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$288,275	$404,553	$12,398	$22,130	$132,367	$64,468
Net realized gain (loss)	1,663,400	649,246	615,819	93,017	428,359	37,610
Net change in unrealized appreciation (depreciation) of investments	(447,506)	156,259	221,275	535,149	157,390	293,393

Net increase (decrease) in net assets resulting from operations	1,504,169	1,210,058	849,492	650,296	718,116	395,471

From Contractowners Transactions:
Payments received from contractowners	218,630	5,210,181	253,054	3,178,050	1,102,944	2,131,422
Transfers between Variable Investment Options including guaranteed interest account, net	486,199	(1,116,211)	12,034	300,606	3,135,502	167,869
Redemptions for contract benefits and terminations	(10,860,001)	(2,876,034)	(1,950,118)	(246,397)	(1,133,646)	(246,791)
Contract maintenance charges	(1,641)	(2,617)	(311)	(476)	(334)	(243)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,156,813)	1,215,319	(1,685,341)	3,231,783	3,104,466	2,052,257

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	24	59	8	66	109

Net Increase (Decrease) in Net Assets	(8,652,644)	2,425,401	(835,790)	3,882,087	3,822,648	2,447,837
Net Assets — Beginning of Year	21,770,256	19,344,855	7,867,599	3,985,512	6,092,445	3,644,608

Net Assets — End of Year	$13,117,612	$21,770,256	$7,031,809	$7,867,599	$9,915,093	$6,092,445

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP ASSET MANAGER 70%		FIDELITY® VIP FREEDOM 2015 PORTFOLIO		FIDELITY® VIP FREEDOM 2020 PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,603)	$1,581	$426	$3,378	$3,357	$6,488
Net realized gain (loss)	100,485	18,499	12,230	27,474	54,441	18,186
Net change in unrealized appreciation (depreciation) of investments	(54,214)	35,900	(1,872)	(11,888)	(6,038)	7,130

Net increase (decrease) in net assets resulting from operations	44,668	55,980	10,784	18,964	51,760	31,804

From Contractowners Transactions:
Payments received from contractowners	1,865	4,430	—	(990)	2,707	2,880
Transfers between Variable Investment Options including guaranteed interest account, net	(14,618)	2,701	(76,253)	(4,327)	—	—
Redemptions for contract benefits and terminations	(460,001)	(84,768)	(78,723)	(337,368)	(207,275)	(22,644)
Contract maintenance charges	(92)	(161)	(23)	(37)	(36)	(47)

Net increase (decrease) in net assets resulting from contractowners transactions	(472,846)	(77,798)	(154,999)	(342,722)	(204,604)	(19,811)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	6	—	—

Net Increase (Decrease) in Net Assets	(428,178)	(21,818)	(144,215)	(323,752)	(152,844)	11,993
Net Assets — Beginning of Year	616,670	638,488	227,038	550,790	561,511	549,518

Net Assets — End of Year	$188,492	$616,670	$82,823	$227,038	$408,667	$561,511

The accompanying notes are an integral part of these financial statements.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$504	$3,047	$1,651	$8,146	$(838,786)	$(989,107)
Net realized gain (loss)	49,874	16,326	206,824	71,822	7,929,293	16,252,427
Net change in unrealized appreciation (depreciation) of investments	(26,060)	9,956	(89,163)	55,783	(2,651,617)	(128,696)

Net increase (decrease) in net assets resulting from operations	24,318	29,329	119,312	135,751	4,438,890	15,134,624

From Contractowners Transactions:
Payments received from contractowners	—	—	—	52,774	2,872,305	6,021,905
Transfers between Variable Investment Options including guaranteed interest account, net	19,195	(5,991)	19,622	(39,854)	1,668,422	2,328,683
Redemptions for contract benefits and terminations	(270,346)	(142,983)	(982,937)	(398,950)	(51,099,401)	(17,367,155)
Contract maintenance charges	(50)	(91)	(64)	(75)	(7,139)	(11,605)

Net increase (decrease) in net assets resulting from contractowners transactions	(251,201)	(149,065)	(963,379)	(386,105)	(46,565,813)	(9,028,172)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	7	1	572

Net Increase (Decrease) in Net Assets	(226,883)	(119,736)	(844,067)	(250,347)	(42,126,922)	6,107,024
Net Assets — Beginning of Year	342,271	462,007	1,520,122	1,770,469	106,043,934	99,936,910

Net Assets — End of Year	$115,388	$342,271	$676,055	$1,520,122	$63,917,012	$106,043,934

The accompanying notes are an integral part of these financial statements.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,437,935	$3,381,126	$11,905	$139,564	$2,119,561	$3,727,987
Net realized gain (loss)	2,887,916	(190,893)	2,386,215	275,634	(485,005)	(405,729)
Net change in unrealized appreciation (depreciation) of investments	2,199,418	3,383,430	(1,174,954)	1,027,275	5,334,517	2,096,073

Net increase (decrease) in net assets resulting from operations	7,525,269	6,573,663	1,223,166	1,442,473	6,969,073	5,418,331

From Contractowners Transactions:
Payments received from contractowners	3,902,385	5,225,189	145,199	360,445	2,481,236	2,559,477
Transfers between Variable Investment Options including guaranteed interest account, net	2,322,578	7,560,750	(127,938)	(83,942)	389,247	1,172,511
Redemptions for contract benefits and terminations	(63,860,044)	(22,529,054)	(10,636,720)	(2,301,061)	(40,827,425)	(12,978,552)
Contract maintenance charges	(7,343)	(10,784)	(1,305)	(1,825)	(4,314)	(7,989)

Net increase (decrease) in net assets resulting from contractowners transactions	(57,642,424)	(9,753,899)	(10,620,764)	(2,026,383)	(37,961,256)	(9,254,553)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,398	36	—	—	—	(2,057)

Net Increase (Decrease) in Net Assets	(50,114,757)	(3,180,200)	(9,397,598)	(583,910)	(30,992,183)	(3,838,279)
Net Assets — Beginning of Year	148,663,700	151,843,900	18,523,131	19,107,041	93,031,928	96,870,207

Net Assets — End of Year	$98,548,943	$148,663,700	$9,125,533	$18,523,131	$62,039,745	$93,031,928

The accompanying notes are an integral part of these financial statements.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND		HARTFORD DISCIPLINED EQUITY HLS FUND		INVESCO V.I. BALANCED- RISK ALLOCATION FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,974	$37,086	$(563,473)	$(790,539)	$376,138	$604,001
Net realized gain (loss)	(180,212)	29,373	15,140,214	5,823,281	118,163	193,471
Net change in unrealized appreciation (depreciation) of investments	136,552	(83,993)	(10,519,268)	8,857,649	16,244	(441,559)

Net increase (decrease) in net assets resulting from operations	(41,686)	(17,534)	4,057,473	13,890,391	510,545	355,913

From Contractowners Transactions:
Payments received from contractowners	15,692	24,611	316,555	900,026	166,962	113,170
Transfers between Variable Investment Options including guaranteed interest account, net	48,110	188,594	(1,284,714)	(2,564,172)	83,554	25,002
Redemptions for contract benefits and terminations	(1,337,389)	(303,065)	(33,206,785)	(9,810,511)	(5,790,130)	(2,055,887)
Contract maintenance charges	(118)	(224)	(2,956)	(4,516)	(364)	(1,166)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,273,705)	(90,084)	(34,177,900)	(11,479,173)	(5,539,978)	(1,918,881)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	11	—	—

Net Increase (Decrease) in Net Assets	(1,315,391)	(107,618)	(30,120,427)	2,411,229	(5,029,433)	(1,562,968)
Net Assets — Beginning of Year	2,291,584	2,399,202	66,104,518	63,693,289	12,266,621	13,829,589

Net Assets — End of Year	$976,193	$2,291,584	$35,984,091	$66,104,518	$7,237,188	$12,266,621

The accompanying notes are an integral part of these financial statements.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	INVESCO V.I. DIVERSIFIED DIVIDEND FUND		INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(104,761)	$74,337	$2,277	$34,419	$(96,334)	$(120,628)
Net realized gain (loss)	3,604,726	1,932,782	1,944,882	1,149,889	949,762	289,707
Net change in unrealized appreciation (depreciation) of investments	(109,084)	2,835,177	(771,751)	957,370	118,576	124,776

Net increase (decrease) in net assets resulting from operations	3,390,881	4,842,296	1,175,408	2,141,678	972,004	293,855

From Contractowners Transactions:
Payments received from contractowners	643,285	573,742	319,078	294,893	314,176	859,797
Transfers between Variable Investment Options including guaranteed interest account, net	(120,926)	(1,177,104)	884,983	(1,289,297)	(73,851)	28,986
Redemptions for contract benefits and terminations	(20,418,304)	(9,055,214)	(12,424,796)	(3,785,562)	(3,426,474)	(1,287,962)
Contract maintenance charges	(2,800)	(4,156)	(999)	(1,595)	(440)	(830)

Net increase (decrease) in net assets resulting from contractowners transactions	(19,898,745)	(9,662,732)	(11,221,734)	(4,781,561)	(3,186,589)	(400,009)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(2)	—	4	—	—	—

Net Increase (Decrease) in Net Assets	(16,507,866)	(4,820,436)	(10,046,322)	(2,639,883)	(2,214,585)	(106,154)
Net Assets — Beginning of Year	41,030,093	45,850,529	20,200,565	22,840,448	9,966,247	10,072,401

Net Assets — End of Year	$24,522,227	$41,030,093	$10,154,243	$20,200,565	$7,751,662	$9,966,247

The accompanying notes are an integral part of these financial statements.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	JANUS HENDERSON BALANCED PORTFOLIO		JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$911,565	$2,195,118	$1,319,855	$1,963,553	$3,822,570	$6,216,777
Net realized gain (loss)	49,934,433	5,950,279	(1,190,172)	(588,076)	(545,187)	(1,103,342)
Net change in unrealized appreciation (depreciation) of investments	(15,403,136)	37,906,450	2,690,653	(1,020,908)	3,363,653	2,619,177

Net increase (decrease) in net assets resulting from operations	35,442,862	46,051,847	2,820,336	354,569	6,641,036	7,732,612

From Contractowners Transactions:
Payments received from contractowners	10,978,748	19,889,066	2,395,970	2,229,387	3,528,614	4,490,286
Transfers between Variable Investment Options including guaranteed interest account, net	(1,946,582)	(1,351,464)	264,974	2,695,499	(10,030,177)	2,206,685
Redemptions for contract benefits and terminations	(145,564,564)	(37,250,030)	(24,189,477)	(6,706,249)	(54,375,798)	(19,499,290)
Contract maintenance charges	(23,194)	(33,840)	(2,932)	(5,337)	(6,732)	(11,610)

Net increase (decrease) in net assets resulting from contractowners transactions	(136,555,592)	(18,746,268)	(21,531,465)	(1,786,700)	(60,884,093)	(12,813,929)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(6)	8	1	—	(1,843)	—

Net Increase (Decrease) in Net Assets	(101,112,736)	27,305,587	(18,711,128)	(1,432,131)	(54,244,900)	(5,081,317)
Net Assets — Beginning of Year	366,754,181	339,448,594	62,287,831	63,719,962	143,450,756	148,532,073

Net Assets — End of Year	$265,641,445	$366,754,181	$43,576,703	$62,287,831	$89,205,856	$143,450,756

The accompanying notes are an integral part of these financial statements.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MULTIMANAGER AGGRESSIVE EQUITY*		MULTIMANAGER CORE BOND*
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(166,409)	$(244,810)	$(215,648)	$(190,068)	$964,073	$1,105,037
Net realized gain (loss)	2,665,869	2,229,837	5,371,994	4,497,755	406	(84,874)
Net change in unrealized appreciation (depreciation) of investments	(1,989,376)	632,845	(2,912,568)	470,210	1,593,133	(753,263)

Net increase (decrease) in net assets resulting from operations	510,084	2,617,872	2,243,778	4,777,897	2,557,612	266,900

From Contractowners Transactions:
Payments received from contractowners	135,032	224,835	53,602	189,625	270,057	142,162
Transfers between Variable Investment Options including guaranteed interest account, net	(193,113)	(1,052,216)	(1,043,042)	1,379,945	(649,909)	8,024,577
Redemptions for contract benefits and terminations	(10,242,053)	(2,764,023)	(5,839,576)	(1,732,849)	(7,121,961)	(5,969,516)
Contract maintenance charges	(861)	(1,252)	(212,810)	(203,706)	(1,026,305)	(1,150,520)

Net increase (decrease) in net assets resulting from contractowners transactions	(10,300,995)	(3,592,656)	(7,041,826)	(366,985)	(8,528,118)	1,046,703

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	7	—	10	14	(13)

Net Increase (Decrease) in Net Assets	(9,790,911)	(974,777)	(4,798,048)	4,410,922	(5,970,492)	1,313,590
Net Assets — Beginning of Year	18,177,166	19,151,943	21,335,535	16,924,613	52,308,389	50,994,799

Net Assets — End of Year	$8,386,255	$18,177,166	$16,537,487	$21,335,535	$46,337,897	$52,308,389

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MULTIMANAGER TECHNOLOGY*		NOMURA VIP ASSET STRATEGY SERIES		NOMURA VIP HIGH INCOME SERIES
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,228,049)	$(1,552,762)	$(52,604)	$81,554	$3,653,952	$3,884,735
Net realized gain (loss)	27,591,064	21,341,983	2,664,010	1,138,308	(1,507,959)	(220,235)
Net change in unrealized appreciation (depreciation) of investments	(7,799,494)	7,544,434	(740,879)	728,375	(26,442)	(169,227)

Net increase (decrease) in net assets resulting from operations	18,563,521	27,333,655	1,870,527	1,948,237	2,119,551	3,495,273

From Contractowners Transactions:
Payments received from contractowners	2,542,756	5,751,040	68,193	335,228	828,025	1,281,268
Transfers between Variable Investment Options including guaranteed interest account, net	(1,984,084)	(3,497,726)	(466,352)	(424,221)	(771,202)	(560,207)
Redemptions for contract benefits and terminations	(55,866,540)	(16,150,489)	(8,481,919)	(3,580,468)	(36,968,785)	(13,305,242)
Contract maintenance charges	(217,964)	(228,844)	(1,146)	(1,863)	(4,465)	(7,049)

Net increase (decrease) in net assets resulting from contractowners transactions	(55,525,832)	(14,126,019)	(8,881,224)	(3,671,324)	(36,916,427)	(12,591,230)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	18	(1)	—	2	—

Net Increase (Decrease) in Net Assets	(36,962,311)	13,207,654	(7,010,698)	(1,723,087)	(34,796,874)	(9,095,957)
Net Assets — Beginning of Year	129,295,529	116,087,875	17,417,812	19,140,899	70,725,907	79,821,864

Net Assets — End of Year	$92,333,218	$129,295,529	$10,407,114	$17,417,812	$35,929,033	$70,725,907

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO		PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$148,832	$145,432	$411,610	$489,430	$213,577	$152,583
Net realized gain (loss)	(647,516)	(1,095,794)	206,988	1,269	(45,860)	(75,632)
Net change in unrealized appreciation (depreciation) of investments	2,731,088	1,482,939	209,007	84,641	549,009	(195,480)

Net increase (decrease) in net assets resulting from operations	2,232,404	532,577	827,605	575,340	716,726	(118,529)

From Contractowners Transactions:
Payments received from contractowners	287,067	453,512	30,579	167,802	162,486	489,535
Transfers between Variable Investment Options including guaranteed interest account, net	5,858	(1,096,986)	(88,929)	(136,845)	365,729	791,130
Redemptions for contract benefits and terminations	(8,103,956)	(2,752,740)	(4,157,288)	(1,628,658)	(1,975,853)	(936,105)
Contract maintenance charges	(6,293)	(7,041)	(671)	(958)	(679)	(1,112)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,817,324)	(3,403,255)	(4,216,309)	(1,598,659)	(1,448,317)	343,448

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1	—	3,929	2,678	1,421	141

Net Increase (Decrease) in Net Assets	(5,584,919)	(2,870,678)	(3,384,775)	(1,020,641)	(730,170)	225,060
Net Assets — Beginning of Year	17,798,908	20,669,586	9,342,197	10,362,838	6,850,043	6,624,983

Net Assets — End of Year	$12,213,989	$17,798,908	$5,957,422	$9,342,197	$6,119,873	$6,850,043

The accompanying notes are an integral part of these financial statements.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO		PIMCO INCOME PORTFOLIO		PROFUND VP BEAR
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$83,972	$85,282	$1,896,446	$2,240,922	$44	$1,564
Net realized gain (loss)	258,375	5,308	529,721	(156,668)	(5,285)	(5,514)
Net change in unrealized appreciation (depreciation) of investments	181,238	258,016	1,495,814	(167,912)	2,645	(2,453)

Net increase (decrease) in net assets resulting from operations	523,585	348,606	3,921,981	1,916,342	(2,596)	(6,403)

From Contractowners Transactions:
Payments received from contractowners	—	—	3,696,107	6,493,213	3,548	6,616
Transfers between Variable Investment Options including guaranteed interest account, net	(22,050)	82,738	2,674,244	4,158,844	7,278	6,277
Redemptions for contract benefits and terminations	(1,393,649)	(728,749)	(19,450,122)	(4,232,696)	(28,445)	(457)
Contract maintenance charges	(69)	(134)	(1,317)	(2,663)	(6)	(8)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,415,768)	(646,145)	(13,081,088)	6,416,698	(17,625)	12,428

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	5	31,410	7,067	—	—

Net Increase (Decrease) in Net Assets	(892,183)	(297,534)	(9,127,697)	8,340,107	(20,221)	6,025
Net Assets — Beginning of Year	3,573,200	3,870,734	53,076,120	44,736,013	33,893	27,868

Net Assets — End of Year	$2,681,017	$3,573,200	$43,948,423	$53,076,120	$13,672	$33,893

The accompanying notes are an integral part of these financial statements.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PROFUND VP BIOTECHNOLOGY		PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(233,356)	$(432,432)	$(41,763)	$(52,550)	$48,910	$173,693
Net realized gain (loss)	(9,370,688)	10,071,553	2,695,397	345,454	3,418,224	2,740,416
Net change in unrealized appreciation (depreciation) of investments	11,521,868	(9,830,058)	(1,131,791)	1,334,640	(674,072)	312,671

Net increase (decrease) in net assets resulting from operations	1,917,824	(190,937)	1,521,843	1,627,544	2,793,062	3,226,780

From Contractowners Transactions:
Payments received from contractowners	85,901	320,853	373,614	294,329	899,512	1,770,433
Transfers between Variable Investment Options including guaranteed interest account, net	(422,146)	(1,002,945)	(1,542,389)	1,288,507	(139,431)	(932,654)
Redemptions for contract benefits and terminations	(13,255,567)	(5,664,112)	(3,826,307)	(413,691)	(14,307,254)	(4,276,892)
Contract maintenance charges	(1,622)	(2,708)	(1,160)	(1,869)	(2,481)	(3,626)

Net increase (decrease) in net assets resulting from contractowners transactions	(13,593,434)	(6,348,912)	(4,996,242)	1,167,276	(13,549,654)	(3,442,739)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5	8	434	30	—	—

Net Increase (Decrease) in Net Assets	(11,675,605)	(6,539,841)	(3,473,965)	2,794,850	(10,756,592)	(215,959)
Net Assets — Beginning of Year	25,938,678	32,478,519	8,670,094	5,875,244	32,048,903	32,264,862

Net Assets — End of Year	$14,263,073	$25,938,678	$5,196,129	$8,670,094	$21,292,311	$32,048,903

The accompanying notes are an integral part of these financial statements.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TEMPLETON DEVELOPING MARKETS VIP FUND		TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND
	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(64,933)	$195,847	$(534,912)	$(775,694)	$17,256	$53,136
Net realized gain (loss)	1,030,168	129,732	(681,877)	(886,385)	25,542	1,372
Net change in unrealized appreciation (depreciation) of investments	1,198,540	141,838	7,304,902	(5,971,190)	51,308	(39,555)

Net increase (decrease) in net assets resulting from operations	2,163,775	467,417	6,088,113	(7,633,269)	94,106	14,953

From Contractowners Transactions:
Payments received from contractowners	81,724	211,103	642,175	940,006	50,213	24,156
Transfers between Variable Investment Options including guaranteed interest account, net	1,186,248	(198,257)	1,192,245	2,052,135	(30,611)	3,932
Redemptions for contract benefits and terminations	(4,307,038)	(1,222,010)	(26,688,663)	(9,825,355)	(460,335)	(78,159)
Contract maintenance charges	(549)	(696)	(3,622)	(5,672)	(30)	(36)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,039,615)	(1,209,860)	(24,857,865)	(6,838,886)	(440,763)	(50,107)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	1	7	—	—

Net Increase (Decrease) in Net Assets	(875,840)	(742,443)	(18,769,751)	(14,472,148)	(346,657)	(35,154)
Net Assets — Beginning of Year	7,204,757	7,947,200	50,665,583	65,137,731	838,926	874,080

Net Assets — End of Year	$6,328,917	$7,204,757	$31,895,832	$50,665,583	$492,269	$838,926

The accompanying notes are an integral part of these financial statements.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	VANECK VIP GLOBAL RESOURCES FUND
	2025	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,079	$111,356
Net realized gain (loss)	(111,019)	11,865
Net change in unrealized appreciation (depreciation) of investments	2,078,269	(520,569)

Net increase (decrease) in net assets resulting from operations	2,001,329	(397,348)

From Contractowners Transactions:
Payments received from contractowners	264,836	141,782
Transfers between Variable Investment Options including guaranteed interest account, net	48,649	(438,264)
Redemptions for contract benefits and terminations	(5,406,375)	(2,321,351)
Contract maintenance charges	(895)	(1,416)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,093,785)	(2,619,249)

Net Increase (Decrease) in Net Assets	(3,092,456)	(3,016,597)
Net Assets — Beginning of Year	9,612,416	12,629,013

Net Assets — End of Year	$6,519,960	$9,612,416

The accompanying notes are an integral part of these financial statements.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

The change in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	CLASS IB	277	(387)	(110)	22	(49)	(27)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	CLASS IB	2,959	(4,249)	(1,290)	348	(549)	(201)

1290 VT EQUITY INCOME	CLASS IB	1,068	(1,446)	(378)	73	(216)	(143)

1290 VT GAMCO MERGERS & ACQUISITIONS	CLASS IB	1,108	(1,549)	(441)	78	(161)	(83)

1290 VT GAMCO SMALL COMPANY VALUE	CLASS IB	9,287	(12,311)	(3,024)	306	(1,501)	(1,195)

1290 VT HIGH YIELD BOND	CLASS IB	6,041	(3,330)	2,711	552	(541)	11

1290 VT MICRO CAP	CLASS IB	426	(563)	(137)	622	(698)	(76)

1290 VT MODERATE GROWTH ALLOCATION	CLASS IB	13,016	(16,582)	(3,566)	550	(815)	(265)

1290 VT MULTI-ALTERNATIVE STRATEGIES	CLASS IB	189	(294)	(105)	21	(40)	(19)

1290 VT NATURAL RESOURCES	CLASS IB	2,131	(2,848)	(717)	108	(421)	(313)

1290 VT REAL ESTATE	CLASS IB	1,431	(1,911)	(480)	98	(314)	(216)

1290 VT SMALL CAP VALUE	CLASS IB	1,254	(1,756)	(502)	202	(385)	(183)

1290 VT SMARTBETA EQUITY ESG	CLASS IB	900	(1,128)	(228)	90	(279)	(189)

1290 VT SOCIALLY RESPONSIBLE	CLASS IB	613	(886)	(273)	44	(105)	(61)

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	198	(260)	(62)	1	(9)	(8)

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	607	(906)	(299)	31	(149)	(118)

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	326	(459)	(133)	14	(67)	(53)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	9,164	(12,482)	(3,318)	472	(1,055)	(583)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	1,246	(1,909)	(663)	101	(178)	(77)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,370	(1,753)	(383)	51	(218)	(167)

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	348	(462)	(114)	13	(55)	(42)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	3,265	(4,688)	(1,423)	175	(832)	(657)

The accompanying notes are an integral part of these financial statements.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	4,213	(5,662)	(1,449)	311	(569)	(258)

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	6,304	(8,671)	(2,367)	197	(1,149)	(952)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	1,875	(2,533)	(658)	110	(314)	(204)

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	3,369	(4,943)	(1,574)	383	(995)	(612)

EQ/400 MANAGED VOLATILITY	CLASS IB	1,670	(2,234)	(564)	102	(340)	(238)

EQ/500 MANAGED VOLATILITY	CLASS IB	5,063	(7,090)	(2,027)	288	(1,057)	(769)

EQ/2000 MANAGED VOLATILITY	CLASS IB	2,079	(2,825)	(746)	92	(391)	(299)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	CLASS IB	52,239	(67,858)	(15,619)	2,612	(2,537)	75

EQ/AB DYNAMIC GROWTH	CLASS IB	87,534	(116,477)	(28,943)	912	(7,558)	(6,646)

EQ/AB DYNAMIC MODERATE GROWTH	CLASS IB	137,414	(186,886)	(49,472)	4,692	(18,312)	(13,620)

EQ/AB SHORT DURATION GOVERNMENT BOND	CLASS IB	2,435	(3,346)	(911)	408	(703)	(295)

EQ/AB SMALL CAP GROWTH	CLASS IB	3,765	(5,279)	(1,514)	293	(708)	(415)

EQ/AGGRESSIVE ALLOCATION	CLASS IB	1,890	(2,551)	(661)	218	(334)	(116)

EQ/AGGRESSIVE GROWTH STRATEGY	CLASS IB	260,053	(353,611)	(93,558)	4,306	(27,939)	(23,633)

EQ/ALL ASSET GROWTH ALLOCATION	CLASS IB	10,341	(14,603)	(4,262)	433	(2,603)	(2,170)

EQ/AMERICAN CENTURY MID CAP VALUE	CLASS IB	4,915	(6,981)	(2,066)	256	(1,004)	(748)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	CLASS IB	10,249	(13,033)	(2,784)	533	(614)	(81)

EQ/BALANCED STRATEGY	CLASS IB	161,031	(218,423)	(57,392)	5,466	(19,395)	(13,929)

EQ/CAPITAL GROUP RESEARCH	CLASS IB	263	(353)	(90)	19	(77)	(58)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	CLASS IB	2,751	(3,786)	(1,035)	144	(442)	(298)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	CLASS IB	499	(736)	(237)	60	(110)	(50)

EQ/COMMON STOCK INDEX	CLASS IA	2,281	(2,904)	(623)	93	(273)	(180)

EQ/COMMON STOCK INDEX	CLASS IB	1,622	(2,350)	(728)	199	(394)	(195)

EQ/CONSERVATIVE ALLOCATION	CLASS IB	3,874	(5,975)	(2,101)	380	(1,077)	(697)

The accompanying notes are an integral part of these financial statements.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/CONSERVATIVE GROWTH STRATEGY	CLASS IB	82,940	(112,297)	(29,357)	4,665	(11,968)	(7,303)

EQ/CONSERVATIVE STRATEGY	CLASS IB	61,530	(81,038)	(19,508)	9,092	(15,057)	(5,965)

EQ/CORE BOND INDEX	CLASS IB	33,795	(46,006)	(12,211)	2,925	(3,119)	(194)

EQ/CORE PLUS BOND	CLASS IB	7,339	(10,200)	(2,861)	633	(1,194)	(561)

EQ/EMERGING MARKETS EQUITY PLUS	CLASS IB	768	(1,064)	(296)	82	(192)	(110)

EQ/EQUITY 500 INDEX	CLASS IA	8,782	(11,698)	(2,916)	427	(1,300)	(873)

EQ/EQUITY 500 INDEX	CLASS IB	12,555	(15,836)	(3,281)	1,342	(1,601)	(259)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	CLASS IB	6,384	(8,278)	(1,894)	326	(1,137)	(811)

EQ/FRANKLIN RISING DIVIDENDS	CLASS IB	7,004	(9,638)	(2,634)	254	(1,060)	(806)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	CLASS IB	116	(148)	(32)	18	(61)	(43)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	CLASS IB	253	(367)	(114)	24	(81)	(57)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	CLASS IB	31,261	(37,866)	(6,605)	2,931	(1,559)	1,372

EQ/GOLDMAN SACHS MID CAP VALUE	CLASS IB	918	(1,144)	(226)	54	(168)	(114)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	CLASS IB	72,964	(95,777)	(22,813)	1,675	(7,239)	(5,564)

EQ/GROWTH STRATEGY	CLASS IB	217,738	(297,627)	(79,889)	3,620	(26,809)	(23,189)

EQ/INTERMEDIATE CORPORATE BOND	CLASS IB	2	(1)	1	19	(1)	18

EQ/INTERMEDIATE GOVERNMENT BOND	CLASS IB	13,870	(18,861)	(4,991)	3,348	(2,289)	1,059

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	CLASS IB	346	(519)	(173)	48	(111)	(63)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IA	3,328	(4,300)	(972)	108	(412)	(304)

EQ/INTERNATIONAL EQUITY INDEX	CLASS IB	3,499	(3,659)	(160)	373	(427)	(54)

EQ/INTERNATIONAL MANAGED VOLATILITY	CLASS IB	6,203	(8,715)	(2,512)	229	(686)	(457)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	CLASS IB	173	(235)	(62)	6	(27)	(21)

EQ/INVESCO COMSTOCK	CLASS IB	1,416	(1,907)	(491)	66	(334)	(268)

EQ/INVESCO GLOBAL	CLASS IB	3,291	(4,606)	(1,315)	132	(644)	(512)

The accompanying notes are an integral part of these financial statements.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INVESCO GLOBAL REAL ASSETS	CLASS IB	3,161	(4,247)	(1,086)	118	(495)	(377)

EQ/INVESCO MODERATE ALLOCATION	CLASS IB	36,880	(48,732)	(11,852)	645	(3,574)	(2,929)

EQ/INVESCO MODERATE GROWTH ALLOCATION	CLASS IB	26,079	(34,296)	(8,217)	924	(1,403)	(479)

EQ/JANUS ENTERPRISE	CLASS IB	3,779	(4,117)	(338)	218	(590)	(372)

EQ/JPMORGAN GROWTH ALLOCATION	CLASS IB	50,889	(65,294)	(14,405)	2,317	(2,767)	(450)

EQ/JPMORGAN GROWTH STOCK	CLASS IB	8,036	(11,466)	(3,430)	635	(1,788)	(1,153)

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME	CLASS IB	25,722	(33,198)	(7,476)	609	(2,307)	(1,698)

EQ/JPMORGAN VALUE OPPORTUNITIES	CLASS IB	3,952	(5,689)	(1,737)	795	(826)	(31)

EQ/LARGE CAP CORE MANAGED VOLATILITY	CLASS IB	18	(39)	(21)	17	(41)	(24)

EQ/LARGE CAP GROWTH INDEX	CLASS IB	3,833	(5,354)	(1,521)	397	(762)	(365)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	CLASS IB	148	(233)	(85)	27	(84)	(57)

EQ/LARGE CAP VALUE INDEX	CLASS IB	4,945	(4,458)	487	393	(648)	(255)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	CLASS IB	602	(837)	(235)	44	(167)	(123)

EQ/LAZARD EMERGING MARKETS EQUITY	CLASS IB	5,723	(7,068)	(1,345)	245	(884)	(639)

EQ/LONG-TERM BOND	CLASS IB	1	(4)	(3)	13	(1)	12

EQ/LOOMIS SAYLES GROWTH	CLASS IB	3,911	(5,410)	(1,499)	349	(878)	(529)

EQ/MFS INTERNATIONAL GROWTH	CLASS IB	5,296	(7,339)	(2,043)	324	(933)	(609)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	CLASS IB	8,369	(11,693)	(3,324)	255	(1,574)	(1,319)

EQ/MFS MID CAP FOCUSED GROWTH	CLASS IB	1,785	(2,466)	(681)	51	(263)	(212)

EQ/MFS TECHNOLOGY	CLASS IB	5,529	(7,536)	(2,007)	561	(1,019)	(458)

EQ/MFS UTILITIES SERIES	CLASS IB	2,731	(3,705)	(974)	143	(515)	(372)

EQ/MID CAP INDEX	CLASS IB	5,294	(6,966)	(1,672)	312	(731)	(419)

EQ/MID CAP VALUE MANAGED VOLATILITY	CLASS IB	287	(392)	(105)	33	(90)	(57)

EQ/MODERATE ALLOCATION	CLASS IA	5,394	(7,367)	(1,973)	148	(821)	(673)

The accompanying notes are an integral part of these financial statements.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MODERATE ALLOCATION	CLASS IB	8,731	(12,378)	(3,647)	807	(1,303)	(496)

EQ/MODERATE GROWTH STRATEGY	CLASS IB	306,687	(416,457)	(109,770)	5,013	(37,913)	(32,900)

EQ/MODERATE-PLUS ALLOCATION	CLASS IB	5,672	(8,032)	(2,360)	375	(786)	(411)

EQ/MONEY MARKET	CLASS IA	15,473	(19,891)	(4,418)	7,768	(7,132)	636

EQ/MONEY MARKET	CLASS IB	78,508	(85,736)	(7,228)	84,896	(84,472)	424

EQ/MORGAN STANLEY SMALL CAP GROWTH	CLASS IB	181	(305)	(124)	118	(209)	(91)

EQ/PIMCO GLOBAL REAL RETURN	CLASS IB	2,727	(3,969)	(1,242)	149	(460)	(311)

EQ/PIMCO REAL RETURN	CLASS IB	3,418	(4,297)	(879)	118	(549)	(431)

EQ/PIMCO TOTAL RETURN ESG	CLASS IB	13,636	(19,013)	(5,377)	942	(2,174)	(1,232)

EQ/PIMCO ULTRA SHORT BOND	CLASS IB	6,029	(8,175)	(2,146)	1,146	(1,547)	(401)

EQ/QUALITY BOND PLUS	CLASS IB	188	(386)	(198)	292	(197)	95

EQ/SMALL COMPANY INDEX	CLASS IB	3,945	(5,296)	(1,351)	312	(566)	(254)

EQ/T. ROWE PRICE HEALTH SCIENCES	CLASS IB	4,589	(6,356)	(1,767)	230	(789)	(559)

EQ/ULTRA CONSERVATIVE STRATEGY	CLASS IB	300,466	(380,078)	(79,612)	30,203	(74,850)	(44,647)

EQ/VALUE EQUITY	CLASS IB	4,976	(6,823)	(1,847)	117	(874)	(757)

EQ/WELLINGTON ENERGY	CLASS IB	4,494	(6,133)	(1,639)	655	(1,225)	(570)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	CLASS IB	1,582	(2,248)	(666)	510	(401)	109

EQUITABLE GROWTH MF/ETF	CLASS IB	52	(202)	(150)	314	(36)	278

EQUITABLE MODERATE GROWTH MF/ETF	CLASS IB	391	(141)	250	217	(28)	189

FIDELITY® VIP ASSET MANAGER 70%	SERVICE CLASS 2	41	(59)	(18)	—	(3)	(3)

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	19	(29)	(10)	1	(21)	(20)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	60	(70)	(10)	—	(1)	(1)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	34	(45)	(11)	1	(8)	(7)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	116	(158)	(42)	8	(25)	(17)

The accompanying notes are an integral part of these financial statements.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	4,386	(6,041)	(1,655)	479	(727)	(248)

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	10,729	(15,000)	(4,271)	1,118	(1,782)	(664)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	1,358	(1,922)	(564)	24	(142)	(118)

FRANKLIN INCOME VIP FUND	CLASS 2	6,883	(8,974)	(2,091)	352	(859)	(507)

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	340	(479)	(139)	30	(39)	(9)

HARTFORD DISCIPLINED EQUITY HLS FUND	CLASS IC	2,196	(3,042)	(846)	42	(351)	(309)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,056	(1,497)	(441)	67	(220)	(153)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,609	(2,236)	(627)	36	(360)	(324)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,959	(2,600)	(641)	18	(308)	(290)

INVESCO V.I. HEALTH CARE FUND	SERIES II	658	(870)	(212)	99	(130)	(31)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	16,896	(23,353)	(6,457)	1,336	(2,293)	(957)

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	5,888	(7,951)	(2,063)	628	(799)	(171)

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	VC SHARES	8,560	(13,019)	(4,459)	771	(1,683)	(912)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	524	(716)	(192)	9	(79)	(70)

MULTIMANAGER AGGRESSIVE EQUITY	CLASS IB	377	(482)	(105)	95	(102)	(7)

MULTIMANAGER CORE BOND	CLASS IB	465	(1,114)	(649)	774	(692)	82

MULTIMANAGER TECHNOLOGY	CLASS IB	3,025	(4,249)	(1,224)	281	(622)	(341)

NOMURA VIP ASSET STRATEGY SERIES	SERVICE CLASS	1,319	(1,816)	(497)	31	(264)	(233)

NOMURA VIP HIGH INCOME SERIES	SERVICE CLASS	4,717	(6,542)	(1,825)	93	(731)	(638)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	2,146	(2,984)	(838)	201	(593)	(392)

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	869	(1,167)	(298)	28	(148)	(120)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	490	(631)	(141)	154	(119)	35

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	146	(235)	(89)	15	(61)	(46)

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	4,479	(5,580)	(1,101)	1,060	(494)	566

The accompanying notes are an integral part of these financial statements.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

		2025			2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

PROFUND VP BEAR	COMMON SHARES	126	(148)	(22)	121	(109)	12

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	925	(1,267)	(342)	29	(165)	(136)

PUTNAM VT RESEARCH FUND	CLASS IB	535	(676)	(141)	84	(39)	45

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,465	(2,135)	(670)	143	(319)	(176)

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	949	(1,175)	(226)	55	(154)	(99)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	7,753	(10,486)	(2,733)	400	(1,124)	(724)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	108	(147)	(39)	6	(10)	(4)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	1,686	(2,241)	(555)	55	(341)	(286)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-138

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2025

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products, Hartford Series Fund, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Products Series Fund, Inc.*

•	AB VPS Balanced Hedged Allocation Portfolio
•	AB VPS Discovery Value Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund

ALPS Variable Investment Trust

•	ALPS Global Opportunity Portfolio

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Balanced Strategy
•	EQ/Capital Group Research
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index

FSA-139

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Continued)

•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Invesco Global
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Hedged Equity and Premium Income(1)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager 70%(2)
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

Franklin Templeton Variable Insurance Products

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Fund, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Nomura VIP Asset Strategy Series(3)
•	Nomura VIP High Income Series(4)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Massachusetts Investors Growth Stock Portfolio

FSA-140

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

1.	Organization (Concluded)

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim Global Managed Futures Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as EQ/Franklin Moderate Allocation
(2)	Formerly known as Fidelity® VIP Asset Manager: Growth Portfolio
(3)	Formerly known as Macquarie VIP Asset Strategy Series
(4)	Formerly known as Macquarie VIP High Income Series
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator, Investment Edge and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator, Investment Edge and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

Effective June 1, 2025, the Equitable Financial novated to its affiliate, Equitable Financial Life Insurance Company of America (“Equitable America”) certain policies, which had previously been 100% reinsured by Equitable America under the combined funds withheld coinsurance and modified coinsurance reinsurance agreement effective April 1, 2023.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

FSA-141

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 71.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and/or index fund options of Separate Account No. 71. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

FSA-142

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. The Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, the Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$5,334,482	$6,982,448
1290 VT DoubleLine Opportunistic Bond	31,141,905	43,759,490
1290 VT Equity Income	32,938,220	43,338,632
1290 VT GAMCO Mergers & Acquisitions	17,096,129	23,399,624
1290 VT GAMCO Small Company Value	328,466,909	425,588,264
1290 VT High Yield Bond	88,240,637	46,728,184
1290 VT Micro Cap	6,940,696	9,032,335
1290 VT Moderate Growth Allocation	179,619,520	224,716,100
1290 VT Multi-Alternative Strategies	2,112,983	3,277,868
1290 VT Natural Resources	25,019,741	33,176,301
1290 VT Real Estate	17,128,868	22,748,356
1290 VT Small Cap Value	22,805,504	29,705,358
1290 VT SmartBeta Equity ESG	19,486,272	22,369,920
1290 VT Socially Responsible	17,916,881	25,249,623

FSA-143

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
AB VPS Balanced Hedged Allocation Portfolio	$4,153,559	$5,440,302
AB VPS Discovery Value Portfolio	11,012,319	15,502,238
ALPS Global Opportunity Portfolio	6,769,087	9,347,016
American Funds Insurance Series® Asset Allocation Fund	187,955,554	247,767,313
American Funds Insurance Series® Global Growth Fund	31,117,741	44,779,490
American Funds Insurance Series® Global Small Capitalization Fund	22,693,716	29,088,510
American Funds Insurance Series® Managed Risk Asset Allocation Fund	6,231,125	8,155,292
American Funds Insurance Series® New World Fund®	53,094,032	74,953,720
American Funds Insurance Series® The Bond Fund of America®	43,322,993	57,649,744
BlackRock Global Allocation V.I. Fund	116,943,920	151,287,897
BlackRock Large Cap Focus Growth V.I. Fund	135,032,008	173,854,582
Eaton Vance VT Floating-Rate Income Fund	46,365,621	64,346,392
EQ/400 Managed Volatility	58,321,543	75,697,749
EQ/500 Managed Volatility	179,199,855	239,234,019
EQ/2000 Managed Volatility	60,234,281	80,635,761
EQ/AB Dynamic Aggressive Growth	734,846,646	951,485,181
EQ/AB Dynamic Growth	1,268,559,626	1,683,690,805
EQ/AB Dynamic Moderate Growth	2,346,089,636	3,128,882,223
EQ/AB Short Duration Government Bond	24,698,593	33,508,315
EQ/AB Small Cap Growth	130,616,726	172,549,378
EQ/Aggressive Allocation	46,550,724	59,433,834
EQ/Aggressive Growth Strategy	6,426,313,644	8,527,893,490
EQ/All Asset Growth Allocation	188,693,152	260,548,113
EQ/American Century Mid Cap Value	149,523,789	204,449,631
EQ/American Century Moderate Growth Allocation	131,860,228	167,231,745
EQ/Balanced Strategy	3,042,195,215	4,038,462,646
EQ/Capital Group Research	16,607,033	21,221,695
EQ/ClearBridge Large Cap Growth ESG	101,813,250	134,141,593
EQ/ClearBridge Select Equity Managed Volatility	11,178,627	16,502,155
EQ/Common Stock Index	167,599,682	214,515,632
EQ/Conservative Allocation	41,107,871	61,849,976
EQ/Conservative Growth Strategy	1,372,253,384	1,826,540,027
EQ/Conservative Strategy	776,656,679	1,011,573,501
EQ/Core Bond Index	351,431,224	477,091,167
EQ/Core Plus Bond	67,687,081	92,495,873
EQ/Emerging Markets Equity PLUS	8,262,657	11,545,790
EQ/Equity 500 Index	858,257,595	1,099,563,956
EQ/Fidelity Institutional AM® Large Cap	297,275,518	375,568,483
EQ/Franklin Rising Dividends	201,728,495	273,562,056
EQ/Franklin Small Cap Value Managed Volatility	3,673,283	4,221,754
EQ/Global Equity Managed Volatility	6,713,423	9,475,196
EQ/Goldman Sachs Growth Allocation	447,315,594	525,389,703
EQ/Goldman Sachs Mid Cap Value	32,707,889	41,257,184
EQ/Goldman Sachs Moderate Growth Allocation	987,766,894	1,290,133,827
EQ/Growth Strategy	5,358,262,138	7,116,829,491
EQ/Intermediate Corporate Bond	44,937	18,202
EQ/Intermediate Government Bond	133,753,465	181,306,007
EQ/International Core Managed Volatility	5,963,964	8,661,486
EQ/International Equity Index	109,778,369	127,385,649
EQ/International Managed Volatility	92,488,495	131,248,092
EQ/International Value Managed Volatility	2,509,208	3,439,997
EQ/Invesco Comstock	58,516,264	76,874,178
EQ/Invesco Global	100,270,025	133,158,018
EQ/Invesco Global Real Assets	57,064,718	75,800,277

FSA-144

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Invesco Moderate Allocation	$480,389,739	$629,208,352
EQ/Invesco Moderate Growth Allocation	360,980,080	469,843,926
EQ/Janus Enterprise	115,957,987	128,315,532
EQ/JPMorgan Growth Allocation	706,095,776	898,870,416
EQ/JPMorgan Growth Stock	400,044,883	519,274,421
EQ/JPMorgan Hedged Equity and Premium Income	356,459,735	440,153,349
EQ/JPMorgan Value Opportunities	92,483,885	122,922,936
EQ/Large Cap Core Managed Volatility	1,604,373	1,878,050
EQ/Large Cap Growth Index	217,490,376	289,193,090
EQ/Large Cap Growth Managed Volatility	10,334,421	14,141,629
EQ/Large Cap Value Index	130,965,884	120,432,986
EQ/Large Cap Value Managed Volatility	21,095,249	27,517,687
EQ/Lazard Emerging Markets Equity	81,315,414	97,334,035
EQ/Long-Term Bond	14,765	45,828
EQ/Loomis Sayles Growth	205,632,411	278,413,202
EQ/MFS International Growth	119,383,697	159,719,672
EQ/MFS International Intrinsic Value	204,074,355	282,975,194
EQ/MFS Mid Cap Focused Growth	90,285,125	122,187,872
EQ/MFS Technology	305,159,143	403,860,324
EQ/MFS Utilities Series	68,353,344	92,819,630
EQ/Mid Cap Index	164,338,196	203,592,764
EQ/Mid Cap Value Managed Volatility	10,083,117	12,944,272
EQ/Moderate Allocation	228,101,088	307,149,264
EQ/Moderate Growth Strategy	6,595,747,191	8,744,938,870
EQ/Moderate-Plus Allocation	106,448,064	144,308,623
EQ/Money Market	994,648,042	1,106,604,391
EQ/Morgan Stanley Small Cap Growth	2,841,277	4,838,555
EQ/PIMCO Global Real Return	28,706,569	41,838,774
EQ/PIMCO Real Return	42,493,359	53,331,233
EQ/PIMCO Total Return ESG	155,000,254	212,978,412
EQ/PIMCO Ultra Short Bond	63,729,683	85,423,595
EQ/Quality Bond PLUS	2,499,281	4,422,943
EQ/Small Company Index	101,945,469	132,682,127
EQ/T. Rowe Price Health Sciences	168,814,097	228,837,809
EQ/Ultra Conservative Strategy	3,110,128,149	3,905,560,089
EQ/Value Equity	133,599,266	181,014,311
EQ/Wellington Energy	34,466,263	46,896,059
Equitable Conservative Growth MF/ETF	24,861,619	34,150,048
Equitable Growth MF/ETF	915,307	2,400,920
Equitable Moderate Growth MF/ETF	5,106,796	1,668,722
Fidelity® VIP Asset Manager 70%	1,098,316	1,551,200
Fidelity® VIP Freedom 2015 Portfolio	356,530	502,782
Fidelity® VIP Freedom 2020 Portfolio	1,166,772	1,338,026
Fidelity® VIP Freedom 2025 Portfolio	714,887	953,637
Fidelity® VIP Freedom 2030 Portfolio	2,730,886	3,627,920
Fidelity® VIP Mid Cap Portfolio	139,337,923	177,337,912
Fidelity® VIP Strategic Income Portfolio	148,414,008	203,616,098
Franklin Allocation VIP Fund	26,024,569	36,259,391
Franklin Income VIP Fund	124,473,507	159,675,157
Guggenheim Global Managed Futures Strategy Fund	3,176,043	4,447,959
Hartford Disciplined Equity HLS Fund	91,358,606	122,559,182
Invesco V.I. Balanced-Risk Allocation Fund	13,790,772	18,954,612
Invesco V.I. Diversified Dividend Fund	51,868,506	70,006,224

FSA-145

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
Invesco V.I. Equity and Income Fund	$34,341,216	$45,008,600
Invesco V.I. Health Care Fund	10,721,230	13,668,747
Janus Henderson Balanced Portfolio	366,552,895	494,261,938
Janus Henderson Flexible Bond Portfolio	62,986,434	83,198,012
Lord Abbett Series Fund — Bond Debenture Portfolio	123,415,537	180,480,135
MFS® Massachusetts Investors Growth Stock Portfolio	29,035,832	38,272,194
Multimanager Aggressive Equity	26,595,164	31,150,124
Multimanager Core Bond	7,882,793	15,446,824
Multimanager Technology	141,991,538	188,710,989
Nomura VIP Asset Strategy Series	23,779,623	31,851,895
Nomura VIP High Income Series	99,025,739	132,273,834
PIMCO CommodityRealReturn® Strategy Portfolio	19,501,266	27,169,757
PIMCO Emerging Markets Bond Portfolio	12,501,067	16,301,834
PIMCO Global Bond Opportunities Portfolio (Unhedged)	5,095,343	6,328,661
PIMCO Global Managed Asset Allocation Portfolio	2,355,054	3,686,850
PIMCO Income Portfolio	54,940,016	66,093,245
ProFund VP Bear	98,894	116,474
ProFund VP Biotechnology	40,838,437	53,725,294
Putnam VT Research Fund	17,061,005	21,585,114
T. Rowe Price Equity Income Portfolio	31,528,232	42,998,613
Templeton Developing Markets VIP Fund	12,693,553	15,723,934
Templeton Global Bond VIP Fund	67,058,192	92,450,967
VanEck VIP Emerging Markets Bond Fund	1,224,437	1,647,944
VanEck VIP Global Resources Fund	14,891,764	19,951,469

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.74% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

FSA-146

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

6.	Expenses and Related Party Transactions (Concluded)

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/ or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/ Intermediate Corporate Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/ Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%
Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%
Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%

FSA-147

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charge	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

FSA-148

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charge	When charge is deducted	Amount deducted	How deducted

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. Equitable Financial has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. Equitable Financial has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. Equitable Financial has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. Equitable Financial has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

FSA-149

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charge	When charge is deducted	Amount deducted	How deducted

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% – Current Charge (Max. 0.35%)	Unit liquidation from account value

	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

FSA-150

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

7.	Asset-based Charges and Contractowner Charges (Continued)

Charge	When charge is deducted	Amount deducted	How deducted

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)
2025	200	$ 4,067	$19.64	$21.69	1.00%	1.25%	1.56%	12.62%	14.59%
2024	310	$ 5,465	$17.14	$18.98	1.00%	1.25%	1.91%	8.40%	8.69%
2023	337	$ 5,507	$15.77	$17.51	1.00%	1.25%	2.59%	12.32%	12.56%
2022	356	$ 5,168	$15.59	$17.02	0.30%	1.25%	1.26%	(21.93)%	(21.17)%
2021	344	$ 6,441	$19.97	$21.59	0.30%	1.25%	12.91%	(0.25)%	0.70%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2025	1,967	$21,071	$10.10	$11.78	0.30%	1.70%	3.63%	5.43%	6.99%
2024	3,257	$32,918	$ 9.58	$11.12	0.00%	1.70%	4.51%	1.05%	2.87%
2023	3,458	$34,392	$ 9.48	$10.81	0.00%	1.70%	4.04%	4.75%	6.50%
2022	3,545	$33,483	$ 9.05	$10.15	0.00%	1.70%	3.02%	(14.86)%	(10.73)%
2021	3,656	$40,321	$10.63	$11.72	0.30%	1.70%	2.06%	(2.21)%	(0.68)%

1290 VT Equity Income (Class IB)
2025	523	$12,450	$16.59	$25.25	0.30%	1.70%	1.56%	10.78%	12.57%
2024	901	$22,188	$14.95	$22.63	0.00%	1.70%	1.94%	7.94%	9.80%
2023	458	$ 6,310	$13.85	$20.49	0.30%	1.70%	1.99%	3.67%	5.13%
2022	525	$ 6,928	$13.36	$19.49	0.30%	1.70%	1.87%	1.29%	2.74%
2021	625	$ 7,170	$13.19	$18.97	0.30%	1.70%	1.49%	24.20%	26.05%

FSA-151

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2025	444	$ 7,275	$17.19	$17.78	0.30%	1.70%	2.17%	13.47%	15.52%
2024	885	$ 12,817	$15.02	$15.61	0.00%	1.70%	1.81%	7.21%	9.08%
2023	526	$ 6,414	$12.41	$13.77	0.00%	1.25%	1.79%	8.10%	9.55%
2022	542	$ 6,108	$11.48	$12.57	0.00%	1.25%	0.32%	(7.19)%	(2.71)%
2021	611	$ 7,410	$12.37	$13.38	0.30%	1.25%	0.65%	10.05%	11.13%

1290 VT GAMCO Small Company Value (Class IB)
2025	4,468	$153,950	$27.77	$45.83	0.00%	1.70%	0.52%	10.46%	12.79%
2024	7,492	$245,761	$24.62	$41.33	0.00%	1.70%	0.57%	9.69%	11.60%
2023	3,843	$ 72,488	$19.89	$22.06	0.00%	1.25%	0.61%	19.53%	21.01%
2022	4,232	$ 66,709	$16.64	$18.23	0.00%	1.25%	0.52%	(11.82)%	(2.57)%
2021	4,379	$ 78,299	$18.87	$20.40	0.30%	1.25%	0.62%	23.58%	24.77%

1290 VT High Yield Bond (Class IB)
2025	4,617	$ 66,606	$14.30	$16.49	0.00%	1.70%	9.10%	5.38%	7.57%
2024	1,906	$ 25,945	$13.53	$15.33	0.00%	1.70%	6.08%	5.70%	7.50%
2023	1,895	$ 24,341	$12.80	$14.26	0.00%	1.70%	6.07%	10.54%	12.37%
2022	1,924	$ 22,273	$11.58	$12.69	0.00%	1.70%	5.23%	(11.81)%	(6.69)%
2021	1,970	$ 25,800	$12.64	$13.13	1.00%	1.70%	4.59%	2.18%	2.76%

1290 VT Micro Cap (Class IB)
2025	257	$ 4,986	$18.69	$19.56	1.00%	1.65%	0.33%	11.58%	15.26%
2024	394	$ 6,657	$16.33	$16.97	1.00%	1.65%	0.28%	18.16%	18.84%
2023	470	$ 6,664	$13.82	$14.28	1.00%	1.65%	0.60%	5.74%	6.49%
2022	456	$ 6,099	$13.07	$13.41	1.00%	1.65%	0.16%	(27.15)%	(26.64)%
2021	451	$ 8,229	$17.94	$18.28	1.00%	1.65%	0.00%	(6.83)%	9.06%

1290 VT Moderate Growth Allocation (Class IB)
2025	5,265	$ 79,071	$14.66	$15.03	1.30%	1.65%	1.52%	10.98%	11.91%
2024	8,831	$118,498	$13.15	$13.43	1.30%	1.65%	1.70%	8.95%	9.36%
2023	9,096	$111,654	$12.07	$12.28	1.30%	1.65%	1.59%	14.41%	14.77%
2022	8,980	$ 95,996	$10.55	$10.70	1.30%	1.65%	1.93%	(18.72)%	(18.38)%
2021	5,344	$ 70,060	$12.98	$13.11	1.30%	1.65%	0.89%	10.66%	11.01%

1290 VT Multi-Alternative Strategies (Class IB)
2025	105	$ 1,273	$12.16	$12.38	1.00%	1.70%	1.37%	10.73%	12.28%
2024	210	$ 2,269	$10.83	$11.11	1.00%	1.70%	2.26%	7.34%	8.08%
2023	229	$ 2,303	$10.02	$10.35	1.00%	1.70%	2.17%	3.29%	3.94%
2022	205	$ 1,983	$ 9.64	$10.02	1.00%	1.70%	2.22%	(12.20)%	(1.38)%
2021	150	$ 1,644	$10.92	$10.98	1.00%	1.25%	3.31%	0.18%	1.77%

1290 VT Natural Resources (Class IB)
2025	808	$ 11,746	$13.35	$15.46	0.30%	1.70%	2.24%	23.96%	27.66%
2024	1,525	$ 17,400	$10.61	$12.11	0.30%	1.70%	2.64%	(7.09)%	(5.76)%
2023	1,838	$ 22,464	$11.42	$12.85	0.30%	1.70%	3.05%	(0.70)%	0.71%
2022	2,396	$ 29,441	$11.50	$12.76	0.30%	1.70%	4.80%	30.24%	32.09%
2021	1,361	$ 12,868	$ 8.83	$ 9.66	0.30%	1.70%	4.52%	27.79%	29.66%

1290 VT Real Estate (Class IB)
2025	737	$ 8,995	$12.39	$14.41	0.30%	1.70%	2.36%	7.27%	9.33%
2024	1,217	$ 13,847	$11.49	$13.18	0.30%	1.70%	2.92%	(0.95)%	0.53%
2023	1,433	$ 16,429	$11.60	$13.11	0.30%	1.70%	2.80%	7.71%	9.16%
2022	1,491	$ 15,836	$10.77	$12.01	0.30%	1.70%	0.17%	(26.33)%	(25.31)%
2021	1,329	$ 19,275	$14.62	$16.08	0.30%	1.70%	3.68%	23.69%	25.53%

FSA-152

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Small Cap Value (Class IB)
2025	686	$ 12,883	$18.81	$22.16	0.00%	1.70%	0.96%	2.17%	6.09%
2024	1,188	$ 20,771	$17.73	$21.25	0.00%	1.70%	1.41%	18.72%	20.78%
2023	1,371	$ 19,997	$14.68	$17.90	0.00%	1.70%	1.04%	3.95%	5.76%
2022	1,739	$ 24,775	$13.88	$17.22	0.00%	1.70%	0.42%	(1.60)%	9.38%
2021	1,956	$ 29,314	$13.86	$17.50	0.30%	1.70%	1.27%	36.19%	38.05%

1290 VT SmartBeta Equity ESG (Class IB)
2025	696	$ 15,216	$17.67	$29.76	0.30%	1.70%	0.76%	11.41%	13.63%
2024	924	$ 17,489	$15.77	$26.19	0.30%	1.70%	0.88%	14.36%	16.04%
2023	1,113	$ 18,296	$13.79	$22.57	0.30%	1.70%	1.27%	14.53%	16.22%
2022	1,269	$ 18,151	$12.04	$19.42	0.30%	1.70%	1.20%	(15.98)%	(14.82)%
2021	1,331	$ 21,656	$14.33	$22.80	0.30%	1.70%	1.26%	21.03%	22.71%

1290 VT Socially Responsible (Class IB)
2025	292	$ 10,027	$31.67	$37.70	1.00%	1.70%	0.27%	15.22%	16.05%
2024	565	$ 16,385	$27.29	$32.72	1.00%	1.70%	0.45%	19.59%	20.49%
2023	626	$ 15,086	$22.65	$27.36	1.00%	1.70%	0.73%	25.33%	26.18%
2022	692	$ 13,282	$17.95	$21.83	1.00%	1.70%	0.61%	(23.40)%	(22.86)%
2021	724	$ 18,241	$23.27	$28.50	1.00%	1.70%	0.58%	21.07%	28.09%

AB VPS Balanced Hedged Allocation Portfolio (Class B)
2025	45	$ 1,024	$22.54	$24.07	1.30%	1.70%	1.29%	14.88%	15.83%
2024	107	$ 2,163	$19.54	$20.78	1.30%	1.70%	1.77%	6.72%	7.17%
2023	115	$ 2,185	$18.31	$19.39	1.30%	1.70%	0.87%	10.77%	11.18%
2022	136	$ 2,317	$16.53	$17.44	1.30%	1.70%	2.85%	(20.57)%	(20.22)%
2021	172	$ 3,713	$20.81	$21.86	1.30%	1.70%	0.26%	11.46%	11.93%

AB VPS Discovery Value Portfolio (Class B)
2025	282	$ 5,111	$18.29	$20.38	0.30%	1.25%	0.43%	0.55%	2.31%
2024	581	$ 10,365	$18.05	$19.92	0.30%	1.25%	0.63%	8.34%	9.39%
2023	699	$ 11,496	$16.66	$18.21	0.30%	1.25%	0.81%	15.45%	16.51%
2022	787	$ 11,200	$14.43	$15.63	0.30%	1.25%	0.86%	(16.88)%	(16.06)%
2021	674	$ 11,535	$17.36	$18.62	0.30%	1.25%	0.61%	33.85%	35.22%

ALPS Global Opportunity Portfolio (Class III)
2025	96	$ 1,944	$20.15	$20.48	1.10%	1.25%	4.03%	(0.79)%	0.29%
2024	229	$ 4,658	$20.13	$20.42	1.10%	1.25%	7.93%	16.56%	16.69%
2023	282	$ 4,931	$17.27	$17.50	1.10%	1.25%	0.00%	27.17%	27.37%
2022	342	$ 4,681	$13.58	$13.74	1.10%	1.25%	12.24%	(29.82)%	(29.68)%
2021	345	$ 6,732	$19.35	$19.54	1.10%	1.25%	4.30%	22.39%	22.58%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2025	4,118	$ 92,834	$23.28	$26.16	0.30%	1.25%	1.43%	13.34%	15.24%
2024	7,436	$145,700	$20.39	$22.90	0.00%	1.25%	1.96%	14.61%	16.07%
2023	8,019	$136,750	$17.79	$19.73	0.00%	1.25%	2.01%	12.59%	14.05%
2022	8,410	$127,370	$15.80	$17.30	0.00%	1.25%	1.68%	(14.73)%	(7.39)%
2021	8,428	$149,510	$17.07	$18.53	1.00%	1.25%	1.43%	9.42%	13.40%

FSA-153

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

American Funds Insurance Series® Global Growth Fund (Class 4)
2025	659	$ 18,481	$26.60	$30.20	1.00%	1.25%	0.92%	18.71%	20.14%
2024	1,322	$ 30,516	$25.21	$28.31	0.00%	1.25%	1.38%	11.99%	13.38%
2023	1,399	$ 28,683	$22.51	$24.97	0.00%	1.25%	0.70%	20.76%	22.28%
2022	1,517	$ 25,709	$18.64	$20.42	0.00%	1.25%	0.45%	(25.86)%	(13.40)%
2021	1,460	$ 33,399	$25.14	$27.19	0.30%	1.25%	0.21%	14.69%	15.80%

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2025	669	$ 11,972	$18.92	$20.12	0.00%	1.70%	0.17%	11.23%	14.32%
2024	1,052	$ 17,169	$16.84	$17.60	0.00%	1.70%	0.84%	0.42%	2.09%
2023	1,219	$ 19,780	$16.77	$17.24	0.00%	1.70%	0.03%	13.77%	15.78%
2022	1,285	$ 18,385	$14.74	$14.89	0.00%	1.70%	0.00%	(30.86)%	(17.55)%
2021	1,371	$ 28,402	$21.17	$21.32	0.30%	1.70%	0.00%	4.61%	6.12%

American Funds Insurance Series® Managed Risk Asset Allocation Fund (Class P-2)
2025	92	$ 1,776	$18.86	$19.87	1.30%	1.70%	1.88%	9.08%	10.21%
2024	206	$ 3,648	$17.18	$18.03	1.30%	1.70%	1.94%	12.66%	13.11%
2023	248	$ 3,881	$15.25	$15.94	1.30%	1.70%	2.00%	8.39%	8.81%
2022	319	$ 4,586	$14.07	$14.65	1.30%	1.70%	2.14%	(15.44)%	(15.07)%
2021	373	$ 6,363	$16.64	$17.25	1.30%	1.70%	1.37%	10.56%	11.08%

American Funds Insurance Series® New World Fund® (Class 4)
2025	2,410	$ 45,584	$18.43	$20.48	0.30%	1.70%	0.77%	24.61%	27.52%
2024	3,833	$ 57,534	$14.66	$16.21	0.00%	1.70%	1.13%	4.56%	6.36%
2023	4,490	$ 64,249	$14.02	$15.24	0.00%	1.70%	1.19%	13.71%	15.63%
2022	5,128	$ 64,301	$12.33	$13.18	0.00%	1.70%	1.10%	(23.61)%	(14.08)%
2021	5,227	$ 85,442	$16.14	$16.95	0.30%	1.70%	0.65%	2.87%	4.31%

American Funds Insurance Series® The Bond Fund of America® (Class 4)
2025	1,694	$ 17,965	$10.19	$11.57	0.65%	1.70%	3.11%	5.16%	6.44%
2024	3,143	$ 31,496	$ 9.69	$10.89	0.65%	1.70%	3.89%	(0.82)%	0.37%
2023	3,401	$ 34,284	$ 9.77	$10.85	0.65%	1.70%	3.20%	2.95%	4.03%
2022	3,709	$ 36,220	$ 9.49	$10.43	0.65%	1.70%	2.68%	(14.20)%	(13.30)%
2021	3,936	$ 44,674	$11.06	$12.03	0.65%	1.70%	1.19%	(2.30)%	(1.23)%

BlackRock Global Allocation V.I. Fund (Class III)
2025	3,087	$ 60,520	$20.43	$20.96	0.00%	1.70%	3.32%	16.83%	19.54%
2024	5,454	$ 90,602	$17.09	$17.84	0.00%	1.70%	1.38%	7.02%	8.92%
2023	6,406	$ 99,406	$15.69	$16.67	0.00%	1.70%	2.46%	10.62%	12.47%
2022	6,736	$ 95,234	$13.95	$15.07	0.00%	1.70%	0.00%	(17.52)%	(10.58)%
2021	7,174	$123,356	$16.62	$18.27	0.30%	1.70%	0.83%	4.64%	6.13%

BlackRock Large Cap Focus Growth V.I. Fund (Class III)
2025	576	$ 44,051	$72.48	$77.39	1.30%	1.70%	0.00%	7.63%	10.04%
2024	1,234	$ 85,709	$66.14	$70.33	1.30%	1.70%	0.00%	29.15%	29.66%
2023	1,438	$ 77,161	$51.21	$54.24	1.30%	1.70%	0.00%	49.87%	50.50%
2022	1,604	$ 57,223	$34.17	$36.04	1.30%	1.70%	0.00%	(39.30)%	(39.05)%
2021	1,841	$107,803	$56.29	$59.13	1.30%	1.70%	0.00%	15.78%	16.24%

FSA-154

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Eaton Vance VT Floating-Rate Income Fund (Initial Class)
2025	2,792	$ 37,010	$12.60	$14.95	0.30%	1.70%	6.72%	2.11%	3.68%
2024	4,366	$ 56,329	$12.33	$14.56	0.00%	1.70%	7.89%	5.93%	7.77%
2023	4,978	$ 60,332	$11.64	$13.51	0.00%	1.70%	8.18%	9.30%	11.19%
2022	5,322	$ 58,678	$10.65	$12.15	0.00%	1.70%	4.61%	(4.40)%	(2.17)%
2021	5,059	$ 58,057	$11.14	$12.49	0.30%	1.70%	2.89%	1.92%	3.31%

EQ/400 Managed Volatility (Class IB)
2025	618	$ 19,898	$24.52	$37.29	1.30%	1.70%	0.67%	0.58%	1.97%
2024	1,182	$ 39,549	$24.15	$36.57	1.30%	1.70%	1.00%	10.98%	11.39%
2023	1,420	$ 43,044	$31.00	$32.83	1.30%	1.70%	1.14%	13.47%	13.95%
2022	1,546	$ 41,304	$27.32	$28.81	1.30%	1.70%	0.69%	(16.94)%	(16.61)%
2021	1,916	$ 60,434	$32.89	$34.55	1.30%	1.70%	0.37%	21.54%	22.04%

EQ/500 Managed Volatility (Class IB)
2025	1,791	$ 62,569	$17.58	$38.19	0.30%	1.70%	0.54%	10.32%	12.98%
2024	3,818	$ 124,662	$15.56	$34.27	0.30%	1.70%	1.02%	21.78%	23.59%
2023	4,587	$ 126,244	$12.59	$36.16	0.30%	1.70%	1.06%	23.12%	24.90%
2022	5,394	$ 121,069	$10.08	$29.37	0.30%	1.70%	0.92%	(21.34)%	(3.82)%
2021	4,039	$ 148,852	$37.34	$39.22	1.30%	1.70%	0.50%	25.47%	25.95%

EQ/2000 Managed Volatility (Class IB)
2025	562	$ 17,154	$22.27	$33.55	1.30%	1.70%	0.63%	5.68%	7.91%
2024	1,308	$ 38,403	$20.72	$31.09	1.30%	1.70%	1.29%	8.77%	9.20%
2023	1,607	$ 43,418	$26.88	$28.47	1.30%	1.70%	1.25%	13.99%	14.48%
2022	1,724	$ 40,707	$23.58	$24.87	1.30%	1.70%	0.69%	(23.71)%	(23.41)%
2021	1,950	$ 59,130	$30.91	$32.47	1.30%	1.70%	0.35%	11.99%	12.47%

EQ/AB Dynamic Aggressive Growth (Class IB)
2025	17,655	$ 279,676	$15.40	$15.85	1.30%	1.65%	1.04%	13.49%	14.61%
2024	33,274	$ 460,062	$13.49	$13.83	1.30%	1.65%	1.66%	12.14%	12.53%
2023	33,199	$ 407,844	$12.03	$12.29	1.30%	1.65%	0.98%	14.90%	15.29%
2022	33,238	$ 354,120	$10.47	$10.66	1.30%	1.65%	0.00%	(17.82)%	(17.56)%
2021	31,461	$ 406,562	$12.74	$12.93	1.30%	1.65%	0.15%	15.40%	15.86%

EQ/AB Dynamic Growth (Class IB)
2025	24,951	$ 403,085	$15.53	$16.21	1.30%	1.70%	0.81%	12.37%	13.36%
2024	53,894	$ 767,976	$13.75	$14.30	1.30%	1.70%	1.53%	10.62%	11.02%
2023	60,540	$ 777,336	$12.43	$12.88	1.30%	1.70%	0.90%	13.00%	13.48%
2022	65,053	$ 736,330	$11.00	$11.35	1.30%	1.70%	0.00%	(16.98)%	(16.61)%
2021	67,454	$ 915,951	$13.25	$13.61	1.30%	1.70%	0.56%	12.96%	13.32%

EQ/AB Dynamic Moderate Growth (Class IB)
2025	38,717	$ 711,864	$15.50	$16.94	1.00%	1.70%	0.92%	11.03%	12.32%
2024	88,189	$1,452,964	$13.80	$15.19	1.00%	1.70%	1.55%	8.89%	9.70%
2023	101,809	$1,534,962	$12.58	$14.50	1.00%	1.70%	0.99%	11.03%	11.72%
2022	113,846	$1,541,093	$13.06	$13.18	0.30%	1.70%	0.53%	(16.07)%	(14.86)%
2021	145,234	$2,332,669	$15.48	$15.56	0.30%	1.70%	1.41%	10.12%	11.69%

EQ/AB Short Duration Government Bond (Class IB)
2025	1,440	$ 14,595	$ 9.90	$11.12	0.30%	1.25%	2.96%	2.91%	3.83%
2024	2,351	$ 23,190	$ 9.62	$10.71	0.30%	1.25%	3.45%	3.11%	4.08%
2023	2,646	$ 25,326	$ 9.33	$10.29	0.30%	1.25%	2.53%	2.98%	4.04%
2022	2,836	$ 26,286	$ 9.06	$ 9.89	0.30%	1.25%	0.54%	(3.10)%	(2.18)%
2021	2,777	$ 26,505	$ 9.35	$10.11	0.30%	1.25%	0.78%	(1.58)%	(0.59)%

FSA-155

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/AB Small Cap Growth (Class IB)
2025	2,082	$ 67,655	$26.31	$45.59	0.30%	1.70%	0.12%	5.36%	8.90%
2024	3,596	$ 113,362	$24.16	$42.46	0.30%	1.70%	0.28%	11.97%	13.59%
2023	2,196	$ 42,759	$21.27	$51.42	0.30%	1.70%	0.25%	15.73%	17.38%
2022	2,340	$ 39,247	$18.12	$44.43	0.30%	1.70%	0.17%	(29.68)%	(28.69)%
2021	1,957	$ 49,557	$25.41	$63.18	0.30%	1.70%	0.00%	11.00%	12.58%

EQ/Aggressive Allocation (Class IB)
2025	1,055	$ 24,785	$25.33	$30.01	0.30%	1.70%	1.17%	10.09%	12.63%
2024	1,716	$ 37,305	$22.49	$27.03	0.30%	1.70%	2.10%	11.79%	13.41%
2023	1,257	$ 21,312	$17.99	$19.83	0.30%	1.25%	1.33%	16.89%	18.04%
2022	1,470	$ 21,293	$15.39	$16.80	0.30%	1.25%	0.93%	(19.34)%	(18.60)%
2021	1,178	$ 21,262	$19.08	$20.64	0.30%	1.25%	4.28%	15.71%	16.87%

EQ/Aggressive Growth Strategy (Class IB)
2025	66,858	$1,805,686	$15.97	$27.24	1.30%	1.70%	1.09%	9.31%	10.70%
2024	160,416	$3,916,548	$14.49	$24.61	1.30%	1.70%	2.15%	12.15%	12.63%
2023	184,049	$3,992,184	$20.84	$21.85	1.30%	1.70%	1.29%	16.23%	16.66%
2022	200,358	$3,726,252	$17.93	$18.73	1.30%	1.70%	0.79%	(19.74)%	(19.41)%
2021	217,632	$5,021,625	$22.34	$23.24	1.30%	1.70%	2.49%	14.80%	15.28%

EQ/All Asset Growth Allocation (Class IB)
2025	4,197	$ 79,220	$18.63	$24.01	0.30%	1.70%	1.61%	14.55%	16.88%
2024	8,459	$ 141,650	$15.94	$20.84	0.30%	1.70%	2.08%	9.28%	10.85%
2023	7,951	$ 107,975	$13.49	$14.38	0.30%	1.25%	1.77%	12.70%	13.77%
2022	8,945	$ 107,614	$11.97	$12.64	0.30%	1.25%	1.55%	(15.53)%	(14.71)%
2021	8,878	$ 126,376	$14.17	$14.82	0.30%	1.25%	3.90%	9.51%	10.60%

EQ/American Century Mid Cap Value (Class IB)
2025	2,646	$ 72,556	$16.59	$26.60	0.30%	1.70%	1.14%	6.79%	8.39%
2024	4,712	$ 126,852	$15.52	$24.54	0.30%	1.70%	1.72%	6.45%	8.01%
2023	5,460	$ 140,120	$22.86	$33.58	0.00%	1.70%	1.59%	4.19%	5.98%
2022	6,191	$ 153,218	$21.50	$32.23	0.30%	1.70%	2.82%	(3.16)%	(1.78)%
2021	6,633	$ 169,882	$21.89	$33.28	0.30%	1.70%	1.11%	20.93%	22.63%

EQ/American Century Moderate Growth Allocation (Class IB)
2025	4,471	$ 63,358	$13.69	$13.83	1.25%	1.65%	1.49%	9.94%	11.03%
2024	7,255	$ 92,691	$12.37	$12.52	1.00%	1.65%	1.53%	8.59%	9.28%
2023	7,336	$ 86,031	$11.53	$11.73	1.30%	1.65%	1.62%	13.82%	14.11%
2022	6,998	$ 71,901	$10.13	$10.28	1.30%	1.65%	1.51%	(18.70)%	(18.35)%
2021	5,963	$ 75,061	$12.46	$12.59	1.30%	1.65%	0.78%	7.51%	7.98%

EQ/Balanced Strategy (Class IB)
2025	48,140	$ 979,865	$19.02	$22.68	1.30%	1.70%	1.63%	7.70%	8.62%
2024	105,532	$1,967,665	$17.58	$20.88	1.30%	1.70%	2.54%	7.33%	7.74%
2023	119,461	$2,068,352	$16.38	$17.35	1.30%	1.70%	1.47%	11.28%	11.79%
2022	133,027	$2,062,757	$14.72	$15.52	1.30%	1.70%	0.85%	(16.98)%	(16.69)%
2021	164,895	$3,079,132	$17.73	$18.33	0.65%	1.70%	1.75%	7.58%	8.78%

EQ/Capital Group Research (Class IB)
2025	175	$ 12,145	$62.88	$72.43	1.30%	1.70%	0.39%	16.23%	18.27%
2024	265	$ 15,549	$53.38	$61.24	1.30%	1.70%	1.55%	27.67%	28.17%
2023	140	$ 6,422	$41.81	$47.78	1.30%	1.70%	0.33%	20.87%	21.39%
2022	157	$ 5,925	$34.59	$39.36	1.30%	1.70%	0.15%	(20.34)%	(20.03)%
2021	234	$ 10,995	$43.42	$49.22	1.30%	1.70%	0.00%	20.95%	21.47%

FSA-156

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2025	1,471	$ 50,265	$26.52	$42.94	0.00%	1.70%	0.00%	4.25%	7.72%
2024	2,506	$ 84,340	$24.62	$40.57	0.00%	1.70%	0.00%	24.60%	26.71%
2023	2,804	$ 77,545	$18.57	$32.56	1.00%	1.70%	0.00%	43.37%	44.40%
2022	2,998	$ 59,734	$12.86	$22.71	1.00%	1.70%	0.00%	(33.25)%	(32.78)%
2021	3,239	$ 100,053	$19.13	$34.02	1.00%	1.70%	0.00%	19.62%	20.62%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2025	560	$ 13,809	$23.07	$32.54	1.00%	1.70%	0.11%	4.26%	6.56%
2024	797	$ 18,321	$21.65	$30.76	1.00%	1.70%	0.33%	20.34%	21.22%
2023	90	$ 2,391	$25.56	$27.42	1.30%	1.70%	0.62%	22.53%	23.01%
2022	102	$ 2,195	$20.86	$22.29	1.30%	1.70%	0.34%	(28.32)%	(28.03)%
2021	126	$ 3,775	$29.10	$30.97	1.30%	1.70%	0.54%	22.99%	23.53%

EQ/Common Stock Index (Class IA)
2025	969	$ 57,378	$56.08	$59.88	1.30%	1.70%	0.51%	13.04%	14.80%
2024	1,592	$ 82,164	$49.06	$52.16	1.30%	1.70%	0.76%	20.99%	21.44%
2023	1,772	$ 75,327	$40.55	$42.95	1.30%	1.70%	1.13%	22.99%	23.53%
2022	1,830	$ 63,031	$32.97	$34.77	1.30%	1.70%	0.83%	(20.84)%	(20.54)%
2021	1,851	$ 80,284	$41.65	$43.76	1.30%	1.70%	0.72%	22.79%	23.30%

EQ/Common Stock Index (Class IB)
2025	1,106	$ 35,325	$35.75	$40.66	0.00%	1.25%	0.51%	13.56%	16.30%
2024	1,834	$ 51,000	$31.13	$34.96	0.00%	1.25%	0.76%	21.51%	23.06%
2023	2,029	$ 46,362	$25.62	$28.41	0.00%	1.25%	1.13%	23.59%	25.15%
2022	2,082	$ 38,594	$20.73	$22.70	0.00%	1.25%	0.83%	(20.48)%	(10.56)%
2021	1,820	$ 42,383	$22.24	$26.07	1.00%	1.25%	0.72%	16.99%	23.32%

EQ/Conservative Allocation (Class IB)
2025	2,420	$ 26,223	$10.79	$10.94	1.00%	1.25%	2.33%	5.99%	6.42%
2024	4,521	$ 46,160	$10.16	$10.28	1.00%	1.25%	2.88%	3.25%	3.63%
2023	5,218	$ 51,492	$ 9.84	$ 9.92	1.00%	1.25%	2.26%	6.61%	6.90%
2022	5,921	$ 54,751	$ 9.23	$ 9.28	1.00%	1.25%	1.44%	(13.66)%	(13.51)%
2021	6,239	$ 66,772	$10.69	$10.73	1.00%	1.25%	1.59%	1.42%	1.90%

EQ/Conservative Growth Strategy (Class IB)
2025	23,648	$ 414,823	$16.55	$17.95	0.65%	1.70%	1.76%	7.12%	8.26%
2024	53,005	$ 863,252	$15.39	$16.52	0.65%	1.70%	2.64%	5.77%	6.93%
2023	60,308	$ 924,886	$14.55	$15.45	0.65%	1.70%	1.53%	9.73%	10.91%
2022	66,591	$ 927,986	$13.26	$13.93	0.65%	1.70%	0.86%	(15.97)%	(15.11)%
2021	84,331	$1,396,766	$15.78	$16.41	0.65%	1.70%	1.49%	5.27%	6.42%

EQ/Conservative Strategy (Class IB)
2025	16,522	$ 218,356	$12.45	$14.18	1.30%	1.70%	2.08%	5.87%	6.46%
2024	36,030	$ 446,579	$11.74	$13.32	1.30%	1.70%	2.81%	2.98%	3.42%
2023	41,995	$ 503,627	$11.40	$12.07	1.30%	1.70%	1.59%	6.44%	6.81%
2022	47,462	$ 532,648	$10.71	$11.30	1.30%	1.70%	0.92%	(13.77)%	(13.41)%
2021	57,715	$ 748,830	$12.42	$13.05	1.30%	1.70%	1.02%	0.73%	1.16%

EQ/Core Bond Index (Class IB)
2025	11,898	$ 127,067	$10.32	$11.64	0.30%	1.70%	2.18%	4.58%	6.11%
2024	24,109	$ 245,571	$ 9.86	$11.07	0.00%	1.70%	2.46%	0.61%	2.41%
2023	24,303	$ 245,356	$ 9.80	$10.81	0.00%	1.70%	2.04%	2.83%	4.55%
2022	25,759	$ 252,335	$ 9.53	$10.34	0.00%	1.70%	1.53%	(10.35)%	(6.26)%
2021	29,298	$ 320,247	$10.63	$11.33	0.30%	1.70%	1.43%	(3.71)%	(2.41)%

FSA-157

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Core Plus Bond (Class IB)
2025	3,401	$ 34,128	$ 8.86	$11.82	0.00%	1.70%	3.98%	6.49%	8.64%
2024	6,262	$ 57,015	$ 8.30	$10.88	0.00%	1.70%	4.98%	(2.35)%	(0.73)%
2023	6,823	$ 62,465	$10.96	$26.78	0.00%	1.70%	2.28%	2.76%	4.58%
2022	7,659	$ 67,618	$10.48	$26.06	0.00%	1.70%	12.31%	(14.42)%	2.85%
2021	566	$ 7,011	$13.30	$30.45	1.30%	1.70%	2.07%	(3.36)%	(2.92)%

EQ/Emerging Markets Equity PLUS (Class IB)
2025	364	$ 4,964	$12.65	$15.84	0.00%	1.70%	1.74%	31.09%	33.45%
2024	660	$ 6,794	$ 9.64	$11.05	0.65%	1.70%	2.05%	2.23%	3.37%
2023	770	$ 7,735	$ 9.43	$10.69	0.65%	1.70%	2.41%	8.52%	9.64%
2022	820	$ 7,556	$ 8.69	$ 9.75	0.65%	1.70%	2.04%	(19.01)%	(18.14)%
2021	871	$ 9,843	$10.73	$11.91	0.65%	1.70%	1.20%	(2.28)%	(1.24)%
EQ/Equity 500 Index (Class IA)
2025	3,169	$196,187	$59.01	$63.00	1.30%	1.70%	0.63%	14.07%	15.70%
2024	6,085	$325,618	$51.21	$54.45	1.30%	1.70%	0.86%	22.19%	22.69%
2023	6,958	$304,016	$41.91	$44.38	1.30%	1.70%	1.08%	23.45%	23.97%
2022	7,754	$273,742	$33.95	$35.80	1.30%	1.70%	1.06%	(19.91)%	(19.60)%
2021	8,339	$366,345	$42.39	$44.53	1.30%	1.70%	0.88%	25.79%	26.33%

EQ/Equity 500 Index (Class IB)
2025	8,850	$308,838	$38.42	$43.69	0.00%	1.25%	0.63%	14.58%	17.23%
2024	12,131	$363,504	$33.19	$37.27	0.00%	1.25%	0.86%	22.79%	24.32%
2023	12,390	$302,128	$27.03	$29.98	0.00%	1.25%	1.08%	23.99%	25.54%
2022	12,675	$249,119	$21.80	$23.88	0.00%	1.25%	1.06%	(19.56)%	(9.92)%
2021	11,836	$289,731	$27.10	$29.32	0.25%	1.25%	0.88%	20.46%	26.40%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2025	2,679	$130,631	$42.99	$57.94	0.30%	1.70%	0.28%	15.01%	18.01%
2024	4,573	$198,679	$36.43	$49.81	0.30%	1.70%	0.35%	22.38%	24.12%
2023	5,384	$192,132	$29.35	$40.70	0.30%	1.70%	0.43%	29.17%	30.97%
2022	6,046	$167,546	$22.41	$31.51	0.30%	1.70%	0.53%	(22.41)%	(21.29)%
2021	5,820	$213,592	$28.47	$40.61	0.30%	1.70%	0.38%	23.10%	24.87%

EQ/Franklin Rising Dividends (Class IB)
2025	3,428	$103,423	$32.07	$32.91	0.30%	1.70%	0.59%	9.53%	11.48%
2024	6,062	$167,315	$29.18	$29.52	0.30%	1.70%	0.84%	8.92%	10.48%
2023	6,868	$173,986	$26.79	$26.89	0.00%	1.70%	1.06%	10.20%	12.14%
2022	7,719	$176,927	$23.90	$24.31	0.30%	1.70%	1.11%	(12.11)%	(10.89)%
2021	4,924	$129,847	$26.82	$27.66	0.30%	1.70%	0.67%	24.59%	26.39%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2025	177	$ 4,668	$24.04	$34.04	1.30%	1.70%	0.89%	4.29%	5.65%
2024	209	$ 5,356	$22.85	$32.22	1.30%	1.70%	1.14%	9.17%	9.63%
2023	195	$ 4,245	$20.93	$22.45	1.30%	1.70%	1.07%	12.10%	12.59%
2022	213	$ 4,161	$18.67	$19.94	1.30%	1.70%	0.38%	(18.47)%	(18.18)%
2021	297	$ 7,059	$22.90	$24.37	1.30%	1.70%	0.36%	17.56%	18.07%

EQ/Global Equity Managed Volatility (Class IB)
2025	117	$ 4,983	$26.36	$59.72	1.30%	1.70%	0.67%	16.38%	17.59%
2024	231	$ 7,360	$22.51	$50.79	1.30%	1.70%	1.18%	10.72%	11.16%
2023	99	$ 4,067	$31.35	$45.69	1.30%	1.70%	0.85%	19.25%	19.76%
2022	123	$ 4,229	$26.29	$38.15	1.30%	1.70%	0.30%	(22.29)%	(21.98)%
2021	185	$ 8,180	$33.83	$48.90	1.30%	1.70%	0.86%	13.94%	14.39%

FSA-158

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Goldman Sachs Growth Allocation (Class IB)
2025	17,194	$ 264,785	$13.92	$15.04	1.00%	1.65%	1.92%	9.78%	11.00%
2024	23,799	$ 331,161	$12.54	$13.63	1.00%	1.65%	2.40%	10.36%	11.17%
2023	22,427	$ 281,615	$12.35	$12.56	1.30%	1.65%	2.25%	15.64%	15.97%
2022	19,977	$ 216,205	$10.68	$10.83	1.30%	1.65%	0.79%	(16.82)%	(16.50)%
2021	16,472	$ 213,565	$12.84	$12.97	1.30%	1.65%	0.17%	11.75%	12.10%

EQ/Goldman Sachs Mid Cap Value (Class IB)
2025	421	$ 14,446	$14.44	$37.57	0.00%	1.70%	0.83%	6.58%	9.23%
2024	647	$ 23,175	$13.22	$34.99	0.00%	1.70%	0.75%	10.00%	11.84%
2023	761	$ 25,163	$31.81	$33.69	1.30%	1.70%	0.67%	9.35%	9.78%
2022	955	$ 28,723	$29.09	$30.69	1.30%	1.70%	0.56%	(12.14)%	(11.76)%
2021	1,169	$ 39,801	$33.11	$34.78	1.30%	1.70%	0.27%	28.28%	28.81%

EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
2025	23,077	$ 335,308	$13.17	$14.12	1.00%	1.70%	1.51%	7.62%	8.84%
2024	45,890	$ 621,495	$12.10	$13.06	1.00%	1.70%	2.34%	7.49%	8.33%
2023	51,454	$ 645,347	$12.15	$12.58	1.30%	1.70%	2.27%	12.08%	12.52%
2022	56,122	$ 625,855	$10.84	$11.18	1.30%	1.70%	0.54%	(17.25)%	(16.94)%
2021	58,039	$ 779,220	$13.10	$13.46	1.30%	1.70%	0.05%	8.71%	9.16%

EQ/Growth Strategy (Class IB)
2025	67,666	$1,842,123	$25.04	$26.71	0.65%	1.70%	1.32%	8.82%	10.74%
2024	147,555	$3,607,824	$22.85	$24.12	0.65%	1.70%	2.27%	10.44%	11.67%
2023	170,744	$3,764,151	$20.69	$21.60	0.65%	1.70%	1.34%	14.56%	15.69%
2022	189,592	$3,636,781	$18.06	$18.67	0.65%	1.70%	0.81%	(18.83)%	(17.97)%
2021	217,476	$5,132,949	$22.25	$22.76	0.65%	1.70%	2.19%	12.37%	13.63%

EQ/Intermediate Corporate Bond (Class IB)
2025	19	$ 231	$11.98	$12.04	1.00%	1.25%	5.29%	7.64%	7.89%
2024	18	$ 202	$11.13	$11.16	1.00%	1.25%	8.87%	1.92%	2.10%

EQ/Intermediate Government Bond (Class IB)
2025	5,144	$ 51,289	$ 9.36	$11.07	0.00%	1.70%	2.24%	3.75%	5.53%
2024	10,135	$ 96,513	$ 9.02	$10.49	0.00%	1.70%	2.57%	0.67%	2.44%
2023	9,076	$ 85,992	$ 8.96	$10.24	0.00%	1.70%	2.63%	2.05%	3.85%
2022	10,004	$ 92,144	$ 8.78	$ 9.86	0.00%	1.70%	0.90%	(9.20)%	(5.65)%
2021	11,134	$ 113,304	$ 9.67	$10.67	0.30%	1.70%	0.65%	(3.78)%	(2.47)%

EQ/International Core Managed Volatility (Class IB)
2025	241	$ 5,257	$17.58	$26.11	1.30%	1.70%	1.13%	23.89%	24.55%
2024	414	$ 7,005	$14.19	$20.98	1.30%	1.70%	2.09%	1.57%	1.89%
2023	184	$ 3,507	$15.95	$20.59	1.30%	1.70%	1.68%	14.83%	15.29%
2022	218	$ 3,585	$13.89	$17.86	1.30%	1.70%	1.14%	(15.56)%	(15.23)%
2021	305	$ 5,950	$16.45	$21.07	1.30%	1.70%	2.25%	8.15%	8.61%

EQ/International Equity Index (Class IA)
2025	1,059	$ 21,770	$19.73	$21.06	1.30%	1.70%	3.55%	29.29%	29.92%
2024	2,031	$ 32,093	$15.26	$16.23	1.30%	1.70%	2.90%	3.04%	3.51%
2023	2,335	$ 35,784	$14.81	$15.68	1.30%	1.70%	2.92%	17.08%	17.54%
2022	2,255	$ 29,568	$12.65	$13.34	1.30%	1.70%	2.67%	(13.42)%	(13.09)%
2021	2,069	$ 31,286	$14.61	$15.35	1.30%	1.70%	3.38%	9.03%	9.49%

FSA-159

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/International Equity Index (Class IB)
2025	2,550	$ 44,035	$17.23	$19.60	0.00%	1.25%	3.55%	29.84%	31.46%
2024	2,710	$ 36,019	$13.27	$14.91	0.00%	1.25%	2.90%	3.51%	4.85%
2023	2,764	$ 35,429	$12.82	$14.22	0.00%	1.25%	2.92%	17.61%	19.10%
2022	2,745	$ 29,870	$10.90	$11.94	0.00%	1.25%	2.67%	(13.01)%	(7.80)%
2021	2,610	$ 32,595	$12.53	$13.55	0.30%	1.25%	3.38%	9.53%	10.61%

EQ/International Managed Volatility (Class IB)
2025	1,266	$ 22,078	$16.76	$18.80	0.65%	1.70%	1.31%	23.60%	25.08%
2024	3,778	$ 53,284	$13.55	$15.03	0.65%	1.70%	2.50%	0.97%	1.97%
2023	4,235	$ 59,068	$13.46	$14.74	0.65%	1.70%	2.18%	14.85%	16.15%
2022	5,073	$ 61,424	$11.72	$12.36	1.30%	1.70%	1.07%	(16.41)%	(16.09)%
2021	5,565	$ 80,392	$14.02	$14.73	1.30%	1.70%	2.95%	8.77%	9.19%

EQ/International Value Managed Volatility (Class IB)
2025	41	$ 706	$16.35	$17.46	1.30%	1.70%	1.39%	24.52%	25.70%
2024	103	$ 1,421	$13.13	$13.96	1.30%	1.70%	2.21%	(0.30)%	0.07%
2023	124	$ 1,710	$13.17	$13.95	1.30%	1.70%	1.95%	16.65%	17.13%
2022	149	$ 1,744	$11.29	$11.91	1.30%	1.70%	1.55%	(15.18)%	(14.81)%
2021	157	$ 2,173	$13.31	$13.98	1.30%	1.70%	2.07%	8.48%	8.88%

EQ/Invesco Comstock (Class IB)
2025	723	$ 31,496	$14.83	$37.70	1.00%	1.70%	1.02%	14.07%	15.77%
2024	1,214	$ 47,485	$12.81	$32.80	1.00%	1.70%	1.37%	12.87%	13.66%
2023	138	$ 4,177	$29.06	$31.34	1.30%	1.70%	1.49%	10.12%	10.55%
2022	162	$ 4,514	$26.39	$28.35	1.30%	1.70%	1.56%	(1.20)%	(0.80)%
2021	244	$ 6,833	$26.71	$28.58	1.30%	1.70%	1.13%	30.74%	31.28%

EQ/Invesco Global (Class IB)
2025	1,503	$ 46,157	$23.13	$31.95	1.00%	1.70%	0.00%	12.27%	14.22%
2024	2,818	$ 77,911	$20.25	$28.16	1.00%	1.70%	0.00%	13.82%	14.67%
2023	1,618	$ 30,983	$17.66	$24.74	1.00%	1.70%	0.00%	31.60%	32.48%
2022	1,741	$ 25,389	$13.33	$18.80	1.00%	1.70%	0.00%	(33.19)%	(32.71)%
2021	1,787	$ 39,541	$19.81	$28.14	1.00%	1.70%	0.00%	13.15%	13.33%

EQ/Invesco Global Real Assets (Class IB)
2025	1,236	$ 22,824	$16.86	$20.38	0.30%	1.70%	1.90%	13.35%	15.56%
2024	2,322	$ 38,125	$14.72	$17.88	0.00%	1.70%	2.16%	(1.49)%	0.20%
2023	2,699	$ 45,099	$14.69	$18.15	0.00%	1.70%	2.08%	8.29%	10.20%
2022	3,082	$ 47,738	$13.33	$16.76	0.00%	1.70%	1.53%	(10.57)%	(5.46)%
2021	3,520	$ 60,723	$14.65	$18.74	0.30%	1.70%	2.92%	18.98%	20.68%

EQ/Invesco Moderate Allocation (Class IB)
2025	10,977	$152,778	$13.36	$13.95	1.30%	1.70%	1.37%	7.05%	7.97%
2024	22,829	$294,153	$12.43	$12.92	1.30%	1.70%	1.92%	6.97%	7.40%
2023	25,758	$309,009	$11.62	$12.03	1.30%	1.70%	1.55%	9.93%	10.37%
2022	27,892	$303,299	$10.57	$10.90	1.30%	1.70%	0.28%	(14.34)%	(13.97)%
2021	28,975	$366,433	$12.34	$12.67	1.30%	1.70%	0.00%	6.20%	6.56%

EQ/Invesco Moderate Growth Allocation (Class IB)
2025	9,696	$146,684	$14.77	$15.13	1.30%	1.65%	1.69%	10.31%	11.09%
2024	17,913	$243,874	$13.34	$13.62	1.30%	1.65%	2.40%	8.46%	8.87%
2023	18,392	$230,048	$12.30	$12.51	1.30%	1.65%	2.37%	13.57%	13.93%
2022	18,087	$198,509	$10.83	$10.98	1.30%	1.65%	1.15%	(17.08)%	(16.76)%
2021	7,325	$ 96,615	$13.06	$13.19	1.30%	1.65%	0.29%	8.38%	8.65%

FSA-160

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Janus Enterprise (Class IB)
2025	2,609	$ 75,424	$26.49	$36.88	0.30%	1.70%	0.00%	5.28%	7.73%
2024	2,947	$ 89,777	$24.59	$34.72	0.30%	1.70%	0.01%	12.18%	13.79%
2023	1,609	$ 35,942	$21.61	$38.49	0.30%	1.70%	0.03%	15.03%	16.68%
2022	1,692	$ 33,139	$18.52	$33.46	0.30%	1.70%	0.00%	(17.99)%	(16.84)%
2021	1,737	$ 44,985	$22.27	$40.80	0.30%	1.70%	0.10%	14.83%	16.47%

EQ/JPMorgan Growth Allocation (Class IB)
2025	21,711	$326,938	$13.34	$14.64	1.00%	1.65%	1.43%	8.36%	9.61%
2024	36,116	$497,446	$12.17	$13.44	1.00%	1.65%	2.78%	9.71%	10.44%
2023	36,566	$457,714	$11.02	$12.25	1.00%	1.65%	2.33%	6.47%	11.97%
2022	35,290	$392,858	$10.94	$11.14	1.30%	1.65%	0.49%	(14.93)%	(14.64)%
2021	25,285	$329,853	$12.86	$13.05	1.30%	1.65%	0.00%	11.05%	11.44%

EQ/JPMorgan Growth Stock (Class IB)
2025	4,947	$237,217	$45.78	$66.17	0.00%	1.70%	0.00%	10.78%	14.77%
2024	8,377	$360,113	$39.89	$58.66	0.00%	1.70%	0.00%	31.50%	33.77%
2023	5,795	$140,083	$29.82	$55.70	0.00%	1.70%	0.00%	43.85%	46.32%
2022	6,432	$108,149	$20.38	$38.72	0.00%	1.70%	0.00%	(39.69)%	(25.27)%
2021	6,035	$169,135	$33.22	$64.20	0.25%	1.70%	0.00%	11.91%	13.88%

EQ/JPMorgan Hedged Equity and Premium Income (Class IB)
2025	8,835	$127,493	$10.22	$13.95	1.00%	1.70%	1.79%	1.39%	10.10%
2024	16,311	$213,070	$12.63	$13.09	1.30%	1.70%	1.62%	5.34%	5.74%
2023	18,009	$222,609	$11.99	$12.38	1.30%	1.70%	1.51%	10.30%	10.73%
2022	18,275	$203,931	$10.87	$11.18	1.30%	1.70%	1.01%	(15.67)%	(15.30)%
2021	18,216	$240,065	$12.89	$13.20	1.30%	1.70%	0.22%	6.44%	6.88%

EQ/JPMorgan Value Opportunities (Class IB)
2025	3,877	$ 87,676	$14.29	$22.41	0.30%	1.70%	0.91%	12.08%	15.04%
2024	5,614	$114,334	$12.60	$19.66	0.00%	1.70%	1.17%	13.51%	15.44%
2023	5,120	$ 83,968	$17.03	$40.20	0.00%	1.70%	1.43%	9.03%	10.94%
2022	4,854	$ 73,645	$15.35	$36.87	0.00%	1.70%	1.37%	(3.28)%	(1.47)%
2021	2,591	$ 43,410	$15.32	$37.42	0.30%	1.70%	0.83%	21.10%	22.85%

EQ/Large Cap Core Managed Volatility (Class IB)
2025	108	$ 5,240	$37.84	$54.40	1.30%	1.70%	0.75%	8.99%	9.43%
2024	129	$ 5,720	$34.72	$49.71	1.30%	1.70%	0.93%	21.53%	22.02%
2023	153	$ 5,602	$28.57	$40.74	1.30%	1.70%	1.69%	21.83%	22.34%
2022	170	$ 5,061	$23.45	$33.30	1.30%	1.70%	0.01%	(19.77)%	(19.45)%
2021	235	$ 8,738	$29.23	$41.34	1.30%	1.70%	0.37%	25.18%	25.65%

EQ/Large Cap Growth Index (Class IB)
2025	1,975	$116,677	$59.18	$82.79	0.00%	1.70%	0.00%	14.11%	17.72%
2024	3,496	$180,090	$50.27	$71.53	0.00%	1.70%	0.04%	30.05%	32.32%
2023	2,506	$ 75,777	$34.25	$37.75	0.30%	1.25%	0.23%	39.80%	41.12%
2022	2,585	$ 56,055	$24.50	$26.75	0.30%	1.25%	0.23%	(30.42)%	(29.75)%
2021	2,310	$ 72,116	$35.21	$38.08	0.30%	1.25%	0.05%	25.12%	26.34%

EQ/Large Cap Growth Managed Volatility (Class IB)
2025	161	$ 12,118	$62.22	$77.56	1.30%	1.70%	0.08%	7.67%	9.63%
2024	246	$ 16,479	$56.99	$70.75	1.30%	1.70%	0.32%	27.89%	28.40%
2023	202	$ 11,047	$55.10	$57.68	1.30%	1.70%	0.37%	36.62%	37.20%
2022	245	$ 9,855	$40.16	$42.22	1.30%	1.70%	0.06%	(31.77)%	(31.49)%
2021	333	$ 19,520	$58.62	$61.88	1.30%	1.70%	0.00%	22.27%	22.76%

FSA-161

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Large Cap Value Index (Class IB)
2025	3,498	$ 87,299	$27.82	$37.46	0.00%	1.70%	1.57%	12.19%	15.01%
2024	3,011	$ 74,628	$23.97	$33.14	0.30%	1.70%	1.44%	11.62%	13.17%
2023	2,066	$ 36,655	$19.21	$21.18	0.30%	1.25%	1.61%	9.33%	10.43%
2022	2,047	$ 33,270	$17.57	$19.18	0.30%	1.25%	1.48%	(9.39)%	(8.49)%
2021	1,794	$ 32,395	$19.39	$20.96	0.30%	1.25%	1.34%	22.72%	23.88%

EQ/Large Cap Value Managed Volatility (Class IB)
2025	442	$ 15,564	$34.42	$36.74	1.30%	1.70%	1.18%	8.00%	9.20%
2024	677	$ 21,989	$31.64	$33.65	1.30%	1.70%	1.49%	12.16%	12.65%
2023	289	$ 7,963	$27.71	$29.51	1.30%	1.70%	1.57%	12.03%	12.51%
2022	325	$ 7,991	$24.63	$26.34	1.30%	1.70%	1.22%	(13.10)%	(12.75)%
2021	456	$ 12,889	$28.23	$30.31	1.30%	1.70%	0.94%	22.71%	23.22%

EQ/Lazard Emerging Markets Equity (Class IB)
2025	2,690	$ 46,472	$17.60	$17.68	0.00%	1.70%	3.71%	39.54%	42.05%
2024	4,035	$ 50,840	$12.39	$12.67	0.00%	1.70%	3.79%	5.58%	7.37%
2023	4,674	$ 55,884	$11.54	$12.00	0.00%	1.70%	3.75%	19.64%	21.73%
2022	5,406	$ 53,945	$ 9.48	$10.03	0.00%	1.70%	4.01%	(17.64)%	(16.35)%
2021	5,915	$ 70,606	$11.14	$11.99	0.30%	1.70%	2.58%	4.08%	5.49%

EQ/Long-Term Bond (Class IB)
2025	9	$ 108	$11.55	$11.61	1.00%	1.25%	3.80%	4.52%	4.69%
2024	12	$ 138	$11.09	$11.09	1.00%	1.00%	4.46%	(5.29)%	(5.29)%

EQ/Loomis Sayles Growth (Class IB)
2025	2,066	$110,514	$53.11	$63.21	0.30%	1.70%	0.00%	9.52%	12.76%
2024	3,565	$177,074	$47.10	$56.86	0.30%	1.70%	0.00%	31.50%	33.35%
2023	2,084	$ 60,792	$35.32	$43.24	0.30%	1.70%	0.00%	41.31%	43.34%
2022	2,304	$ 47,400	$24.72	$30.60	0.00%	1.70%	0.00%	(29.22)%	(17.07)%
2021	1,572	$ 46,079	$34.34	$43.23	0.25%	1.70%	0.00%	12.78%	14.21%

EQ/MFS International Growth (Class IB)
2025	3,011	$ 70,345	$23.32	$25.85	0.00%	1.70%	0.77%	18.91%	20.95%
2024	5,054	$100,073	$19.28	$21.74	0.00%	1.70%	0.72%	6.94%	8.74%
2023	2,874	$ 45,736	$17.62	$25.48	0.30%	1.70%	1.20%	12.44%	14.05%
2022	3,098	$ 43,652	$15.45	$22.66	0.30%	1.70%	1.09%	(16.63)%	(15.44)%
2021	2,429	$ 40,948	$18.27	$27.18	0.30%	1.70%	0.24%	7.56%	9.07%

EQ/MFS International Intrinsic Value (Class IB)
2025	4,395	$119,623	$26.94	$32.78	0.00%	1.70%	1.03%	30.65%	32.91%
2024	7,719	$164,194	$20.27	$25.09	0.00%	1.70%	1.36%	5.20%	7.02%
2023	9,038	$184,521	$18.94	$23.85	0.00%	1.70%	1.20%	15.33%	17.35%
2022	10,521	$186,443	$16.14	$20.68	0.00%	1.70%	0.42%	(25.10)%	(12.71)%
2021	11,064	$264,551	$21.18	$27.61	0.30%	1.70%	0.35%	8.36%	9.91%

EQ/MFS Mid Cap Focused Growth (Class IB)
2025	474	$ 23,612	$44.39	$47.38	0.65%	1.70%	0.00%	2.22%	4.89%
2024	1,155	$ 55,274	$42.32	$45.65	0.65%	1.70%	0.00%	12.52%	13.76%
2023	1,367	$ 57,960	$37.20	$40.57	0.65%	1.70%	0.00%	20.24%	21.53%
2022	1,574	$ 55,336	$30.61	$33.74	0.65%	1.70%	0.00%	(28.29)%	(27.53)%
2021	1,786	$ 87,224	$42.24	$47.05	0.65%	1.70%	0.00%	16.87%	18.09%

FSA-162

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/MFS Technology (Class IB)
2025	2,366	$ 115,814	$31.06	$95.77	0.00%	1.70%	0.00%	12.35%	16.24%
2024	4,373	$ 210,280	$26.72	$83.80	0.00%	1.70%	0.00%	33.74%	36.05%
2023	4,831	$ 176,740	$19.64	$62.66	0.00%	1.70%	0.00%	51.50%	54.16%
2022	5,317	$ 130,739	$12.74	$41.36	0.00%	1.70%	0.00%	(37.38)%	(24.53)%
2021	5,435	$ 224,949	$20.00	$66.05	0.30%	1.70%	0.00%	11.85%	13.44%

EQ/MFS Utilities Series (Class IB)
2025	1,056	$ 25,426	$22.12	$30.36	0.30%	1.70%	1.84%	10.76%	14.32%
2024	2,030	$ 46,101	$19.35	$26.93	0.30%	1.70%	1.44%	9.34%	10.89%
2023	2,402	$ 49,583	$17.45	$24.63	0.30%	1.70%	1.97%	(4.05)%	(2.68)%
2022	2,678	$ 58,018	$17.93	$25.67	0.30%	1.70%	5.16%	(1.27)%	0.17%
2021	2,531	$ 57,292	$17.90	$26.00	0.30%	1.70%	1.19%	11.97%	13.58%

EQ/Mid Cap Index (Class IB)
2025	2,855	$ 85,891	$27.71	$41.94	0.00%	1.70%	0.73%	3.97%	6.82%
2024	4,527	$ 127,468	$25.94	$39.94	0.00%	1.70%	0.86%	11.25%	13.18%
2023	3,134	$ 59,172	$20.66	$22.92	0.00%	1.25%	1.01%	14.27%	15.76%
2022	3,236	$ 53,422	$18.08	$19.80	0.00%	1.25%	0.96%	(14.68)%	(5.49)%
2021	3,105	$ 60,180	$21.19	$22.91	0.30%	1.25%	0.63%	22.34%	23.50%

EQ/Mid Cap Value Managed Volatility (Class IB)
2025	220	$ 8,246	$33.00	$40.56	1.30%	1.70%	1.05%	2.55%	3.60%
2024	325	$ 11,549	$31.98	$39.15	1.30%	1.70%	1.34%	9.75%	10.19%
2023	169	$ 5,863	$35.53	$35.96	1.30%	1.70%	1.39%	11.26%	11.73%
2022	182	$ 5,657	$31.80	$32.32	1.30%	1.70%	0.84%	(16.03)%	(15.67)%
2021	292	$ 10,771	$37.71	$38.49	1.30%	1.70%	0.56%	25.25%	25.74%

EQ/Moderate Allocation (Class IA)
2025	1,529	$ 29,350	$18.22	$19.45	1.30%	1.70%	1.88%	7.81%	8.72%
2024	3,502	$ 61,922	$16.83	$17.89	1.30%	1.70%	2.61%	6.12%	6.49%
2023	4,175	$ 69,402	$15.86	$16.80	1.30%	1.70%	1.88%	10.45%	10.89%
2022	4,887	$ 73,341	$14.36	$15.15	1.30%	1.70%	1.27%	(16.90)%	(16.57)%
2021	5,523	$ 99,350	$17.28	$18.16	1.30%	1.70%	2.74%	6.54%	7.01%

EQ/Moderate Allocation (Class IB)
2025	5,970	$ 91,680	$15.10	$15.59	1.00%	1.25%	1.88%	8.34%	9.10%
2024	9,617	$ 135,438	$13.84	$14.32	1.00%	1.25%	2.61%	6.55%	6.79%
2023	10,113	$ 133,535	$12.96	$13.44	1.00%	1.25%	1.88%	10.98%	11.24%
2022	10,342	$ 122,894	$11.65	$12.11	1.00%	1.25%	1.27%	(16.54)%	(16.31)%
2021	9,609	$ 136,681	$13.92	$14.51	1.00%	1.25%	2.74%	4.58%	7.01%

EQ/Moderate Growth Strategy (Class IB)
2025	84,503	$1,985,763	$21.87	$23.45	0.65%	1.70%	1.43%	8.32%	10.09%
2024	194,273	$4,139,189	$20.08	$21.30	0.65%	1.70%	2.39%	8.89%	10.02%
2023	227,173	$4,430,123	$18.44	$19.36	0.65%	1.70%	1.40%	12.92%	14.15%
2022	254,281	$4,378,296	$16.33	$16.96	0.65%	1.70%	0.84%	(17.90)%	(17.03)%
2021	301,656	$6,319,462	$19.89	$20.44	0.65%	1.70%	1.93%	9.95%	11.15%

EQ/Moderate-Plus Allocation (Class IB)
2025	2,575	$ 49,202	$17.82	$23.56	1.00%	1.70%	1.45%	8.87%	10.41%
2024	4,935	$ 86,257	$16.14	$21.50	1.00%	1.70%	2.39%	8.86%	9.65%
2023	4,335	$ 64,869	$14.72	$15.63	1.00%	1.25%	1.59%	13.92%	14.20%
2022	4,806	$ 63,075	$12.89	$13.72	1.00%	1.25%	1.07%	(18.09)%	(17.90)%
2021	4,438	$ 71,233	$15.70	$16.75	1.00%	1.25%	3.69%	6.51%	11.22%

FSA-163

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Money Market (Class IA)
2025	4,692	$ 44,407	$ 9.01	$10.75	0.65%	1.70%	3.60%	1.81%	2.97%
2024	9,110	$ 84,463	$ 8.85	$10.44	0.65%	1.70%	4.53%	2.91%	3.98%
2023	8,474	$ 76,210	$ 8.60	$10.04	0.65%	1.70%	4.35%	2.75%	3.72%
2022	9,636	$ 83,970	$ 8.37	$ 9.68	0.65%	1.70%	1.19%	(0.71)%	0.41%
2021	8,437	$ 73,976	$ 8.43	$ 9.64	0.65%	1.70%	0.00%	(1.52)%	(0.41)%

EQ/Money Market (Class IB)
2025	11,141	$116,383	$11.62	$24.62	0.00%	1.70%	3.60%	1.90%	3.72%
2024	18,369	$188,337	$11.21	$24.16	0.00%	1.70%	4.53%	2.90%	4.67%
2023	17,945	$176,923	$10.27	$23.48	0.00%	1.70%	4.35%	2.67%	4.37%
2022	17,068	$163,595	$ 9.84	$22.87	0.00%	1.70%	1.19%	(0.61)%	1.13%
2021	12,762	$123,088	$ 9.73	$23.01	0.00%	1.70%	0.00%	(1.54)%	0.21%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2025	304	$ 5,029	$16.22	$16.78	1.10%	1.70%	0.25%	5.53%	6.20%
2024	428	$ 6,693	$15.37	$15.80	1.10%	1.70%	0.01%	18.69%	19.43%
2023	519	$ 6,805	$12.95	$13.62	0.30%	1.70%	0.00%	32.14%	33.92%
2022	586	$ 5,780	$ 9.80	$10.17	0.30%	1.70%	0.01%	(45.13)%	(44.30)%
2021	724	$ 12,995	$17.86	$18.26	0.30%	1.70%	0.00%	1.02%	2.47%

EQ/PIMCO Global Real Return (Class IB)
2025	1,186	$ 12,908	$10.20	$12.73	0.00%	1.70%	1.02%	3.76%	5.47%
2024	2,428	$ 25,291	$ 9.83	$12.07	0.00%	1.70%	0.50%	(1.99)%	(0.25)%
2023	2,739	$ 28,918	$10.03	$12.10	0.00%	1.70%	1.28%	2.35%	4.13%
2022	3,230	$ 33,150	$ 9.80	$11.62	0.00%	1.70%	9.54%	(17.58)%	(13.09)%
2021	3,375	$ 41,817	$11.89	$13.86	0.30%	1.70%	10.71%	2.24%	3.74%

EQ/PIMCO Real Return (Class IB)
2025	1,289	$ 16,457	$12.31	$13.15	1.30%	1.70%	2.45%	6.03%	6.65%
2024	2,168	$ 26,202	$11.61	$12.34	1.30%	1.70%	3.49%	0.17%	0.57%
2023	2,599	$ 31,294	$11.59	$12.27	1.30%	1.70%	1.13%	1.85%	2.25%
2022	2,997	$ 35,339	$11.38	$12.00	1.30%	1.70%	5.57%	(12.86)%	(12.54)%
2021	3,443	$ 46,467	$13.06	$13.72	1.30%	1.70%	3.59%	3.49%	3.94%

EQ/PIMCO Total Return ESG (Class IB)
2025	7,850	$ 91,194	$11.92	$12.66	0.00%	1.70%	3.39%	6.91%	8.67%
2024	13,227	$144,074	$11.15	$11.65	0.00%	1.70%	4.16%	0.18%	2.01%
2023	14,459	$157,072	$11.13	$11.42	0.00%	1.70%	2.58%	3.92%	5.64%
2022	15,767	$164,795	$10.71	$10.81	0.00%	1.70%	3.03%	(15.47)%	(10.88)%
2021	17,491	$216,071	$12.57	$12.67	0.30%	1.70%	1.70%	(3.13)%	(1.72)%

EQ/PIMCO Ultra Short Bond (Class IB)
2025	2,735	$ 29,354	$ 9.76	$12.07	0.30%	1.70%	3.03%	2.63%	4.23%
2024	4,881	$ 50,515	$ 9.50	$11.69	0.00%	1.70%	4.48%	4.05%	5.79%
2023	3,279	$ 33,270	$ 9.78	$10.98	0.30%	1.70%	3.77%	3.82%	5.37%
2022	3,275	$ 31,865	$ 9.42	$10.42	0.30%	1.70%	1.51%	(2.28)%	(0.95)%
2021	2,426	$ 23,938	$ 9.64	$10.52	0.30%	1.70%	0.41%	(2.13)%	(0.75)%

EQ/Quality Bond PLUS (Class IB)
2025	1,000	$ 11,301	$10.99	$14.82	1.30%	1.70%	3.45%	4.51%	4.97%
2024	1,198	$ 12,911	$10.47	$14.18	1.30%	1.70%	3.15%	0.00%	0.38%
2023	1,103	$ 11,886	$10.43	$14.18	1.30%	1.70%	2.04%	2.46%	2.86%
2022	1,205	$ 12,688	$10.14	$13.84	1.30%	1.70%	0.50%	(11.73)%	(11.36)%
2021	2,150	$ 26,159	$11.44	$15.68	1.30%	1.70%	0.79%	(3.74)%	(3.38)%

FSA-164

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Small Company Index (Class IB)
2025	2,009	$ 53,739	$24.98	$38.85	0.00%	1.70%	0.69%	8.82%	12.57%
2024	3,360	$ 82,708	$22.19	$35.11	0.00%	1.70%	1.26%	9.24%	11.12%
2023	2,325	$ 39,255	$18.00	$19.97	0.00%	1.25%	1.17%	15.31%	16.78%
2022	2,267	$ 33,217	$15.61	$17.10	0.00%	1.25%	0.91%	(20.80)%	(9.52)%
2021	2,093	$ 38,755	$19.71	$21.32	0.30%	1.25%	0.62%	13.60%	14.75%

EQ/T. Rowe Price Health Sciences (Class IB)
2025	2,220	$ 81,134	$33.75	$65.92	0.00%	1.70%	0.00%	15.41%	19.22%
2024	3,987	$ 132,300	$28.31	$56.25	0.00%	1.70%	0.00%	(0.16)%	1.58%
2023	4,546	$ 153,369	$27.87	$56.34	0.00%	1.70%	0.00%	2.21%	3.99%
2022	5,028	$ 170,197	$26.80	$55.12	0.00%	1.70%	0.00%	(14.86)%	3.04%
2021	5,302	$ 216,269	$30.96	$64.74	0.25%	1.70%	0.00%	7.65%	10.77%

EQ/Ultra Conservative Strategy (Class IB)
2025	101,144	$1,074,588	$10.26	$10.87	1.30%	1.70%	2.12%	4.69%	5.13%
2024	180,756	$1,831,112	$ 9.80	$10.34	1.30%	1.70%	2.48%	1.03%	1.47%
2023	225,403	$2,256,067	$ 9.70	$10.19	1.30%	1.70%	2.18%	5.09%	5.49%
2022	256,441	$2,437,271	$ 9.23	$ 9.66	1.30%	1.70%	1.19%	(10.65)%	(10.31)%
2021	88,140	$ 932,693	$10.33	$10.77	1.30%	1.70%	0.74%	(1.71)%	(1.28)%

EQ/Value Equity (Class IB)
2025	2,142	$ 58,411	$23.40	$31.27	0.30%	1.70%	1.11%	8.95%	10.69%
2024	3,989	$ 101,092	$21.14	$28.65	0.30%	1.70%	0.91%	5.37%	6.88%
2023	1,659	$ 26,875	$17.94	$19.78	0.30%	1.25%	1.11%	18.03%	19.16%
2022	1,928	$ 26,393	$15.20	$16.60	0.30%	1.25%	1.01%	(16.16)%	(15.35)%
2021	2,029	$ 33,163	$18.13	$19.61	0.30%	1.25%	0.66%	23.75%	24.98%

EQ/Wellington Energy (Class IB)
2025	2,068	$ 15,877	$ 7.27	$ 8.75	0.30%	1.70%	1.96%	8.02%	11.85%
2024	3,707	$ 26,536	$ 6.50	$ 7.93	0.30%	1.70%	2.58%	4.76%	6.21%
2023	4,277	$ 29,513	$ 6.12	$ 7.57	0.30%	1.70%	3.02%	4.27%	5.70%
2022	5,461	$ 36,024	$ 5.79	$ 7.26	0.30%	1.70%	4.67%	30.11%	32.19%
2021	3,767	$ 19,581	$ 4.38	$ 5.58	0.30%	1.70%	3.42%	33.49%	35.19%

Equitable Conservative Growth MF/ETF (Class IB)
2025	846	$ 13,117	$15.18	$16.55	1.00%	1.70%	2.98%	9.39%	10.88%
2024	1,512	$ 21,770	$13.69	$15.03	1.00%	1.70%	3.18%	5.40%	6.21%
2023	1,403	$ 19,344	$12.89	$14.26	1.00%	1.70%	2.58%	8.03%	8.78%
2022	1,460	$ 18,731	$11.85	$13.20	1.00%	1.70%	1.76%	(13.89)%	(13.31)%
2021	1,472	$ 22,161	$13.67	$15.33	1.00%	1.70%	0.56%	7.38%	8.19%

Equitable Growth MF/ETF (Class IB)
2025	523	$ 7,032	$12.64	$14.79	1.00%	1.30%	1.28%	12.90%	13.26%
2024	673	$ 7,868	$11.16	$13.10	1.00%	1.30%	1.47%	12.74%	13.07%
2023	395	$ 3,985	$ 9.87	$11.62	1.00%	1.30%	1.60%	12.71%	13.06%
2022	267	$ 2,330	$ 8.73	$10.31	1.00%	1.30%	2.75%	(10.00)%	(0.67)%

Equitable Moderate Growth MF/ETF (Class IB)
2025	794	$ 9,915	$11.92	$13.99	1.00%	1.30%	3.08%	11.92%	12.24%
2024	544	$ 6,092	$10.62	$12.50	1.00%	1.30%	2.47%	9.27%	9.60%
2023	355	$ 3,645	$ 9.69	$11.44	1.00%	1.30%	3.61%	10.53%	10.87%
2022	127	$ 1,110	$ 8.72	$ 8.74	1.00%	1.25%	3.39%	(10.75)%	(10.54)%

FSA-165

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Asset Manager 70% (Service Class 2)
2025	6	$ 188	$28.80	$30.50	1.30%	1.65%	0.99%	15.25%	16.41%
2024	24	$ 616	$24.83	$26.20	1.30%	1.65%	1.68%	8.71%	9.12%
2023	27	$ 638	$22.84	$24.01	1.30%	1.65%	1.77%	14.14%	14.55%
2022	27	$ 562	$19.88	$20.96	1.30%	1.70%	1.67%	(18.42)%	(18.13)%
2021	27	$ 702	$24.37	$25.60	1.30%	1.70%	1.17%	11.74%	12.18%

Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)
2025	4	$ 82	$18.47	$19.62	1.30%	1.70%	1.99%	9.48%	10.16%
2024	14	$ 226	$16.83	$17.81	1.30%	1.70%	2.65%	4.40%	4.83%
2023	34	$ 550	$16.12	$16.99	1.30%	1.70%	3.37%	8.77%	9.26%
2022	38	$ 569	$14.82	$15.55	1.30%	1.70%	1.90%	(16.22)%	(15.90)%
2021	41	$ 715	$17.69	$18.49	1.30%	1.70%	0.84%	5.55%	5.96%

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2025	20	$ 408	$20.29	$21.39	1.30%	1.65%	2.17%	10.87%	11.52%
2024	30	$ 561	$18.26	$19.18	1.30%	1.65%	2.63%	5.61%	5.97%
2023	31	$ 549	$17.29	$18.10	1.30%	1.65%	2.79%	10.41%	10.77%
2022	36	$ 586	$15.66	$16.34	1.30%	1.65%	1.85%	(17.36)%	(17.06)%
2021	63	$ 1,206	$18.95	$19.70	1.30%	1.65%	0.75%	7.43%	7.83%

Fidelity® VIP Freedom 2025 Portfolio (Service Class 2)
2025	5	$ 115	$22.67	$23.54	1.30%	1.55%	1.56%	12.17%	12.74%
2024	16	$ 342	$20.15	$20.88	1.30%	1.55%	2.13%	6.56%	6.91%
2023	23	$ 462	$18.54	$19.53	1.30%	1.70%	2.66%	11.42%	11.86%
2022	71	$ 1,243	$16.64	$17.46	1.30%	1.70%	1.79%	(18.07)%	(17.72)%
2021	83	$ 1,769	$20.31	$21.22	1.30%	1.70%	0.80%	8.67%	9.10%

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2025	27	$ 676	$24.20	$25.71	1.30%	1.70%	1.59%	12.72%	13.66%
2024	69	$ 1,520	$21.38	$22.62	1.30%	1.70%	1.92%	7.28%	7.71%
2023	86	$ 1,770	$19.93	$21.00	1.30%	1.70%	2.40%	12.54%	12.96%
2022	69	$ 1,256	$17.71	$18.59	1.30%	1.70%	1.72%	(18.50)%	(18.14)%
2021	73	$ 1,622	$21.73	$22.71	1.30%	1.70%	0.89%	10.19%	10.62%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	2,142	$ 63,872	$28.61	$38.37	0.00%	1.70%	0.19%	7.93%	11.50%
2024	3,797	$106,006	$25.66	$35.01	0.00%	1.70%	0.34%	15.20%	17.17%
2023	4,045	$ 99,905	$21.90	$30.39	0.00%	1.70%	0.38%	12.85%	14.84%
2022	4,422	$ 97,113	$19.07	$26.93	0.00%	1.70%	0.27%	(16.42)%	(6.11)%
2021	4,534	$121,280	$22.43	$32.22	0.30%	1.70%	0.37%	23.17%	24.96%

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2025	6,993	$ 98,549	$15.07	$15.15	0.00%	1.70%	3.31%	6.50%	8.52%
2024	11,264	$148,662	$13.96	$14.12	0.00%	1.70%	3.50%	3.98%	5.84%
2023	11,928	$151,842	$13.19	$13.58	0.00%	1.70%	4.23%	7.35%	9.19%
2022	12,847	$152,167	$12.08	$12.65	0.00%	1.70%	3.35%	(13.00)%	(8.21)%
2021	13,487	$183,887	$13.66	$14.54	0.30%	1.70%	2.53%	1.75%	3.25%

Franklin Allocation VIP Fund (Class 2)
2025	483	$ 9,124	$16.27	$22.47	1.00%	1.70%	1.37%	10.26%	11.44%
2024	1,047	$ 18,521	$14.60	$20.30	1.00%	1.70%	2.04%	7.24%	8.07%
2023	1,165	$ 19,106	$13.51	$18.93	1.00%	1.70%	1.43%	12.68%	13.43%
2022	1,431	$ 20,577	$11.91	$16.80	1.00%	1.70%	1.66%	(17.40)%	(16.83)%
2021	1,357	$ 24,622	$14.32	$20.34	1.00%	1.70%	1.75%	9.23%	9.77%

FSA-166

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Franklin Income VIP Fund (Class 2)
2025	3,387	$ 62,036	$19.55	$21.65	0.00%	1.70%	4.13%	10.35%	12.55%
2024	5,478	$ 93,028	$17.37	$19.57	0.00%	1.70%	5.19%	5.39%	7.22%
2023	5,985	$ 96,865	$16.10	$18.57	0.30%	1.70%	5.21%	6.79%	8.27%
2022	6,348	$ 96,103	$14.87	$17.39	0.30%	1.70%	4.89%	(7.06)%	(5.77)%
2021	6,396	$104,754	$15.78	$18.71	0.30%	1.70%	4.69%	14.71%	16.46%

Guggenheim Global Managed Futures Strategy Fund (Common Shares)
2025	97	$ 975	$ 8.03	$12.60	0.30%	1.70%	1.27%	0.88%	3.36%
2024	236	$ 2,291	$ 7.88	$12.19	0.30%	1.70%	2.68%	(1.38)%	0.08%
2023	245	$ 2,398	$ 7.99	$12.18	0.30%	1.70%	3.58%	2.04%	3.48%
2022	327	$ 3,100	$ 7.83	$11.77	0.30%	1.70%	2.51%	9.36%	10.93%
2021	304	$ 2,642	$ 7.16	$10.61	0.30%	1.70%	0.00%	(0.69)%	0.66%

Hartford Disciplined Equity HLS Fund (Class IC)
2025	782	$ 35,980	$45.04	$53.05	0.30%	1.70%	0.03%	10.88%	13.40%
2024	1,628	$ 66,101	$40.28	$46.78	0.30%	1.70%	0.08%	22.62%	24.38%
2023	1,937	$ 63,691	$32.85	$37.61	0.30%	1.70%	0.30%	18.59%	20.31%
2022	2,268	$ 62,589	$27.70	$31.26	0.30%	1.70%	0.47%	(20.74)%	(19.64)%
2021	2,557	$ 88,479	$34.95	$38.90	0.30%	1.70%	0.07%	22.80%	24.56%

Invesco V.I. Balanced-Risk Allocation Fund (Series II)
2025	532	$ 7,237	$13.23	$13.78	1.00%	1.25%	5.22%	7.07%	7.56%
2024	973	$ 12,266	$12.30	$12.84	1.00%	1.25%	5.76%	2.31%	2.50%
2023	1,126	$ 13,829	$12.00	$12.55	1.00%	1.25%	0.00%	5.02%	5.36%
2022	1,243	$ 14,529	$11.39	$11.95	1.00%	1.25%	6.75%	(15.55)%	(15.38)%
2021	1,181	$ 16,323	$13.46	$14.15	1.00%	1.25%	3.19%	7.51%	7.85%

Invesco V.I. Diversified Dividend Fund (Series II)
2025	707	$ 24,520	$30.45	$38.75	0.65%	1.70%	1.08%	12.69%	14.68%
2024	1,334	$ 41,028	$26.84	$33.79	0.65%	1.70%	1.58%	11.05%	12.22%
2023	1,658	$ 45,849	$24.17	$30.11	0.65%	1.70%	1.67%	6.90%	8.08%
2022	2,062	$ 53,165	$22.61	$27.86	0.65%	1.70%	1.62%	(3.58)%	(2.55)%
2021	2,285	$ 60,983	$23.45	$28.59	0.65%	1.70%	1.90%	16.61%	17.80%

Invesco V.I. Equity and Income Fund (Series II)
2025	528	$ 10,154	$18.40	$19.23	1.30%	1.70%	1.34%	9.92%	11.03%
2024	1,169	$ 20,200	$16.64	$17.32	1.30%	1.70%	1.50%	9.98%	10.46%
2023	1,459	$ 22,840	$15.13	$15.68	1.30%	1.70%	1.69%	8.38%	8.81%
2022	1,620	$ 23,308	$13.96	$14.41	1.30%	1.70%	1.48%	(9.29)%	(8.91)%
2021	1,562	$ 24,677	$15.39	$15.82	1.30%	1.70%	1.66%	16.41%	16.84%

Invesco V.I. Health Care Fund (Series II)
2025	426	$ 7,733	$20.67	$23.22	0.30%	1.25%	0.00%	12.28%	14.72%
2024	638	$ 9,950	$18.19	$20.24	0.30%	1.25%	0.00%	2.59%	3.53%
2023	669	$ 10,056	$17.73	$19.55	0.30%	1.25%	0.00%	1.49%	2.46%
2022	725	$ 10,659	$17.47	$19.08	0.30%	1.25%	0.00%	(14.61)%	(13.78)%
2021	712	$ 12,251	$20.46	$22.13	0.30%	1.25%	0.00%	10.59%	11.71%

Janus Henderson Balanced Portfolio (Service Shares)
2025	11,105	$265,632	$24.59	$27.96	0.00%	1.25%	1.44%	12.59%	14.83%
2024	17,562	$366,745	$21.68	$24.35	0.00%	1.25%	1.75%	13.69%	15.13%
2023	18,519	$339,441	$19.07	$21.02	0.30%	1.25%	1.80%	13.71%	14.80%
2022	18,794	$302,474	$16.77	$18.31	0.30%	1.25%	1.00%	(17.67)%	(16.89)%
2021	17,230	$336,422	$20.37	$22.03	0.30%	1.25%	0.71%	15.48%	16.56%

FSA-167

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Janus Henderson Flexible Bond Portfolio (Service Shares)
2025	3,998	$ 43,576	$10.98	$ 12.49	0.00%	1.25%	3.75%	5.88%	7.21%
2024	6,061	$ 62,287	$10.37	$ 11.65	0.00%	1.25%	4.22%	0.39%	1.66%
2023	6,232	$ 63,719	$10.33	$ 11.46	0.00%	1.25%	3.63%	3.92%	5.33%
2022	6,566	$ 64,491	$ 9.94	$ 10.88	0.00%	1.25%	1.99%	(14.97)%	(10.67)%
2021	6,911	$ 79,785	$11.69	$ 12.64	0.30%	1.25%	1.87%	(2.34)%	(1.40)%

Lord Abbett Series Fund — Bond Debenture Portfolio (VC Shares)
2025	6,126	$ 89,206	$15.64	$ 15.89	0.30%	1.70%	4.66%	6.11%	8.02%
2024	10,585	$143,449	$14.68	$ 14.71	0.30%	1.70%	5.47%	4.86%	6.36%
2023	11,497	$148,531	$13.83	$ 14.00	0.30%	1.70%	4.98%	4.79%	6.30%
2022	12,593	$155,263	$13.06	$ 13.36	0.00%	1.70%	4.24%	(14.30)%	(8.29)%
2021	13,429	$195,924	$14.98	$ 15.59	0.25%	1.70%	3.31%	1.50%	2.25%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2025	144	$ 8,384	$55.51	$ 59.26	1.30%	1.70%	0.01%	7.16%	8.18%
2024	336	$ 18,175	$51.52	$ 54.78	1.30%	1.70%	0.13%	14.01%	14.46%
2023	406	$ 19,150	$45.19	$ 47.86	1.30%	1.70%	0.05%	21.61%	22.09%
2022	452	$ 17,548	$37.16	$ 39.20	1.30%	1.70%	0.00%	(20.82)%	(20.49)%
2021	479	$ 23,348	$46.93	$ 49.30	1.30%	1.70%	0.03%	23.53%	24.03%

Multimanager Aggressive Equity (Class IB)
2025	217	$ 16,401	$70.16	$277.48	1.30%	1.70%	0.20%	12.16%	14.79%
2024	322	$ 21,217	$61.12	$242.70	1.30%	1.70%	0.43%	28.62%	29.14%
2023	329	$ 16,832	$47.33	$188.70	1.30%	1.70%	0.38%	35.96%	36.52%
2022	366	$ 13,994	$34.67	$138.79	1.30%	1.70%	0.00%	(33.32)%	(33.04)%
2021	429	$ 24,733	$51.78	$208.15	1.30%	1.70%	0.00%	18.46%	18.93%

Multimanager Core Bond (Class IB)
2025	3,355	$ 46,305	$13.72	$ 14.11	1.30%	1.70%	3.50%	5.30%	5.77%
2024	4,004	$ 52,277	$13.03	$ 13.34	1.30%	1.70%	3.56%	0.23%	0.60%
2023	3,922	$ 50,964	$13.00	$ 13.26	1.30%	1.70%	2.86%	3.26%	3.76%
2022	4,057	$ 50,892	$12.59	$ 12.78	1.30%	1.70%	2.21%	(14.18)%	(13.88)%
2021	6,382	$ 93,130	$14.67	$ 14.84	1.30%	1.70%	1.45%	(3.10)%	(2.75)%

Multimanager Technology (Class IB)
2025	1,574	$ 92,307	$50.85	$ 74.18	0.00%	1.70%	0.00%	21.85%	25.90%
2024	2,798	$129,273	$41.09	$ 58.92	0.00%	1.70%	0.00%	23.95%	26.09%
2023	3,139	$116,070	$46.45	$ 59.53	0.30%	1.70%	0.00%	47.02%	49.12%
2022	3,407	$ 85,985	$31.25	$ 40.49	0.00%	1.70%	0.00%	(38.36)%	(25.70)%
2021	3,363	$138,921	$49.85	$ 65.69	0.25%	1.70%	0.00%	18.77%	19.77%

Nomura VIP Asset Strategy Series (Service Class)
2025	561	$ 10,404	$16.71	$ 19.46	1.10%	1.70%	0.96%	14.34%	15.40%
2024	1,058	$ 17,415	$14.48	$ 16.97	1.10%	1.70%	1.81%	10.55%	11.21%
2023	1,291	$ 19,138	$13.02	$ 15.35	1.10%	1.70%	2.02%	11.96%	12.63%
2022	1,450	$ 19,188	$11.56	$ 13.71	1.10%	1.70%	1.51%	(16.15)%	(15.62)%
2021	1,644	$ 25,984	$13.70	$ 16.35	1.10%	1.70%	1.35%	8.57%	9.16%

Nomura VIP High Income Series (Service Class)
2025	1,690	$ 35,918	$20.29	$ 20.65	0.65%	1.70%	8.73%	4.97%	6.44%
2024	3,515	$ 70,714	$19.26	$ 19.40	0.65%	1.70%	6.57%	4.33%	5.49%
2023	4,153	$ 79,812	$18.39	$ 18.46	0.65%	1.70%	6.38%	9.88%	11.05%
2022	4,869	$ 84,944	$16.56	$ 16.80	0.65%	1.70%	6.58%	(12.45)%	(11.54)%
2021	5,602	$111,395	$18.72	$ 19.19	0.65%	1.70%	5.89%	4.24%	5.35%

FSA-168

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2025	1,155	$12,050	$ 9.31	$10.71	0.00%	1.70%	2.27%	16.67%	18.60%
2024	1,993	$17,770	$ 7.98	$ 8.95	0.30%	1.70%	2.02%	2.18%	3.71%
2023	2,385	$20,641	$ 7.81	$ 8.63	0.30%	1.70%	16.20%	(9.50)%	(8.19)%
2022	2,796	$26,518	$ 8.63	$ 9.40	0.30%	1.70%	20.13%	6.94%	8.29%
2021	2,479	$21,376	$ 8.07	$ 8.68	0.30%	1.70%	4.20%	30.79%	32.72%

PIMCO Emerging Markets Bond Portfolio (Advisor Class)
2025	399	$ 5,930	$15.39	$16.00	0.00%	1.70%	6.92%	12.68%	14.94%
2024	697	$ 9,315	$13.39	$14.17	0.00%	1.70%	6.31%	5.67%	7.46%
2023	817	$10,338	$12.46	$13.41	0.00%	1.70%	5.59%	9.11%	10.95%
2022	909	$10,573	$11.19	$12.29	0.30%	1.70%	4.69%	(17.24)%	(16.05)%
2021	1,032	$14,450	$13.33	$14.85	0.30%	1.70%	4.38%	(4.32)%	(2.98)%

PIMCO Global Bond Opportunities Portfolio (Unhedged) (Advisor Class)
2025	579	$ 6,114	$10.22	$10.90	1.00%	1.25%	4.41%	11.33%	11.57%
2024	720	$ 6,850	$ 9.18	$ 9.77	1.00%	1.25%	3.43%	(1.92)%	(1.61)%
2023	685	$ 6,625	$ 9.36	$ 9.93	1.00%	1.25%	2.14%	3.88%	4.09%
2022	719	$ 6,685	$ 9.01	$ 9.54	1.00%	1.25%	1.38%	(12.18)%	(11.99)%
2021	766	$ 8,082	$10.26	$10.84	1.00%	1.25%	4.70%	(5.44)%	(2.52)%

PIMCO Global Managed Asset Allocation Portfolio (Advisor Class)
2025	143	$ 2,677	$17.76	$18.87	1.00%	1.25%	3.96%	19.43%	20.57%
2024	232	$ 3,573	$14.73	$15.69	1.00%	1.25%	3.39%	9.34%	9.60%
2023	278	$ 3,871	$13.44	$14.35	1.00%	1.25%	2.15%	11.41%	11.72%
2022	289	$ 3,617	$12.03	$12.88	1.00%	1.25%	1.90%	(19.40)%	(19.21)%
2021	284	$ 4,382	$14.89	$15.98	1.00%	1.25%	2.27%	9.81%	11.20%

PIMCO Income Portfolio (Advisor Class)
2025	3,507	$43,946	$12.11	$13.36	0.30%	1.65%	5.09%	8.32%	9.78%
2024	4,608	$53,074	$11.18	$12.28	0.00%	1.65%	5.76%	3.61%	5.32%
2023	4,042	$44,736	$10.79	$11.66	0.00%	1.65%	5.21%	6.31%	8.16%
2022	3,486	$36,069	$10.15	$10.78	0.00%	1.65%	3.62%	(9.37)%	(5.77)%
2021	3,382	$38,463	$11.20	$11.70	0.30%	1.65%	2.80%	0.27%	1.56%

ProFund VP Bear (Common Shares)
2025	20	$ 13	$ 0.65	$ 0.69	1.30%	1.65%	1.64%	(15.58)%	(14.81)%
2024	42	$ 33	$ 0.77	$ 0.82	1.30%	1.65%	6.80%	(15.38)%	(14.58)%
2023	30	$ 27	$ 0.91	$ 0.96	1.30%	1.65%	0.32%	(16.52)%	(16.51)%
2022	101	$ 113	$ 1.09	$ 1.15	1.30%	1.65%	0.00%	14.74%	16.16%
2021	31	$ 30	$ 0.95	$ 0.99	1.30%	1.65%	0.00%	(25.78)%	(25.56)%

ProFund VP Biotechnology (Common Shares)
2025	244	$14,244	$55.70	$59.47	1.30%	1.70%	0.00%	28.49%	32.27%
2024	586	$25,924	$42.28	$44.96	1.30%	1.70%	0.00%	(1.83)%	(1.45)%
2023	722	$32,465	$43.07	$45.62	1.30%	1.70%	0.00%	8.27%	8.72%
2022	866	$35,867	$39.78	$41.96	1.30%	1.70%	0.00%	(9.28)%	(8.90)%
2021	1,003	$45,627	$43.85	$46.06	1.30%	1.70%	0.00%	13.78%	14.21%

FSA-169

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2025

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Putnam VT Research Fund (Class IB)
2025	147	$ 5,196	$34.70	$35.44	1.00%	1.25%	0.56%	15.24%	16.69%
2024	288	$ 8,670	$29.81	$30.37	1.00%	1.25%	0.36%	24.68%	25.03%
2023	243	$ 5,875	$23.91	$24.29	1.00%	1.25%	0.76%	27.25%	27.57%
2022	232	$ 4,414	$18.79	$19.04	1.00%	1.25%	0.53%	(18.30)%	(18.11)%
2021	187	$ 4,358	$23.00	$23.25	1.00%	1.25%	0.09%	16.83%	22.60%

T. Rowe Price Equity Income Portfolio (Class II)
2025	955	$21,291	$23.33	$26.54	0.00%	1.25%	1.27%	11.95%	14.10%
2024	1,625	$32,048	$20.71	$23.26	0.00%	1.25%	1.61%	9.98%	11.35%
2023	1,801	$32,264	$18.83	$20.89	0.00%	1.25%	1.89%	7.91%	9.31%
2022	1,849	$30,641	$17.45	$19.11	0.00%	1.25%	1.69%	(4.75)%	(4.11)%
2021	1,653	$28,703	$18.32	$19.81	0.30%	1.25%	1.44%	23.62%	24.83%

Templeton Developing Markets VIP Fund (Class 2)
2025	346	$ 6,259	$17.19	$18.35	1.30%	1.70%	0.38%	42.66%	44.37%
2024	572	$ 7,156	$11.95	$12.71	1.30%	1.70%	3.95%	5.85%	6.27%
2023	671	$ 7,902	$11.29	$11.96	1.30%	1.70%	2.11%	10.69%	11.15%
2022	759	$ 8,048	$10.20	$10.76	1.30%	1.70%	2.62%	(23.31)%	(22.98)%
2021	850	$11,716	$13.30	$13.97	1.30%	1.70%	0.91%	(7.38)%	(6.99)%

Templeton Global Bond VIP Fund (Class 2)
2025	3,447	$31,890	$ 9.40	$ 9.72	0.00%	1.70%	0.00%	13.15%	15.76%
2024	6,180	$50,659	$ 8.12	$ 8.55	0.00%	1.70%	0.00%	(12.84)%	(11.45)%
2023	6,904	$65,131	$ 9.17	$ 9.81	0.00%	1.70%	0.00%	1.13%	2.92%
2022	8,096	$75,517	$ 8.91	$ 9.70	0.00%	1.70%	0.00%	(6.55)%	(5.41)%
2021	9,256	$92,152	$ 9.37	$10.38	0.30%	1.70%	0.00%	(6.65)%	(5.26)%

VanEck VIP Emerging Markets Bond Fund (Initial Class)
2025	39	$ 492	$12.40	$13.94	0.30%	1.25%	3.90%	16.87%	18.14%
2024	78	$ 839	$10.60	$11.80	0.30%	1.25%	7.27%	1.44%	2.52%
2023	82	$ 874	$10.45	$11.51	0.30%	1.25%	4.18%	10.00%	10.99%
2022	96	$ 925	$ 9.50	$ 9.79	1.10%	1.25%	4.21%	(8.03)%	(7.99)%
2021	101	$ 1,060	$10.33	$10.64	1.10%	1.25%	5.56%	(5.23)%	(5.08)%

VanEck VIP Global Resources Fund (Class S)
2025	578	$ 6,490	$10.96	$11.09	0.30%	1.70%	1.84%	31.71%	35.81%
2024	1,133	$ 9,590	$ 8.07	$ 8.29	0.30%	1.70%	2.35%	(4.71)%	(3.35)%
2023	1,419	$12,606	$ 8.35	$ 8.70	0.30%	1.70%	2.55%	(5.43)%	(4.13)%
2022	1,692	$15,862	$ 8.71	$ 9.20	0.30%	1.70%	1.51%	6.24%	7.80%
2021	1,885	$16,607	$ 8.08	$ 8.66	0.30%	1.70%	0.30%	16.71%	18.30%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-170

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2025

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Except as noted below, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is a wholly-owned subsidiary of Equitable Financial Services, LLC, a Delaware corporation and a wholly-owned direct subsidiary of the Equitable Holdings. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all stock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

FSA-171